UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of Registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: December 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

JNL/Mellon Capital Management Funds

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management DowSM 10 Fund

JNL/Mellon Capital Management S&P® 10 Fund

JNL/Mellon Capital Management Global 15 Fund

JNL/Mellon Capital Management Nasdaq® 25 Fund

JNL/Mellon Capital Management Value Line® 30 Fund

JNL/Mellon Capital Management DowSM Dividend Fund

JNL/Mellon Capital Management S&P® 24 Fund

JNL/Mellon Capital Management 25 Fund

JNL/Mellon Capital Management Select Small Cap Fund

JNL/Mellon Capital Management JNL 5 Fund

JNL/Mellon Capital Management VIP Fund

JNL/Mellon Capital Management JNL Optimized 5 Fund

JNL/Mellon Capital Management S&P® SMid 60 Fund

JNL/Mellon Capital Management NYSE® International 25 Fund

JNL/Mellon Capital Management Communications Sector Fund

JNL/Mellon Capital Management Consumer Brands Sector Fund

JNL/Mellon Capital Management Financial Sector Fund

JNL/Mellon Capital Management Healthcare Sector Fund

JNL/Mellon Capital Management Oil & Gas Sector Fund

JNL/Mellon Capital Management Technology Sector Fund

Portfolio Manager Commentary: Global financial markets had a tumultuous year as a steady stream of negative news caused extreme risk aversion. Housing market weakness, tight credit, government bailouts, rising unemployment and plunging consumer confidence were some of the factors causing equities to tumble. The S&P 500 Index, the benchmark gauge for U.S. equities, fell 37%. Its first loss that exceeded 30% since the 39% plunge in 1937. The S&P 500 Index lost 22% in 2002 and 27% in 1974. Small cap stocks as measured by the Russell 2000 Index outperformed large cap stocks as measured by the Russell 1000 Index by nearly 4%. The defensive nature of investors helped value stocks outpace growth stocks in each of the capitalization sectors, but particularly in the small cap indexes where the Russell 2000 Value Index outperformed the Russell 2000 Growth Index by 10%. Every sector in the S&P 500 Index fell more than 10%, with the financial (-57%) and materials sectors (-47%) falling the most.

International stocks underperformed U.S. stocks in 2008. The MSCI EAFE Index fell 40.3% in local terms and 43.4% in U.S. dollar terms. The risk aversion later in the year benefited the U.S. dollar, as investors shunned higher yielding currencies, hurting U.S.

dollar based investors. In local terms, the UK was the best performing country market, falling 28.5%, but due to the weakness of the British pound lost 48.3% in U.S. dollar terms. Ireland and Austria were the worst performers, falling 70.5% and 66.9% respectively, in local terms.

JNL/Mellon Capital Management DowSM 10 Fund

Objective: The investment objective of the JNL/Mellon Capital Management DowSM 10 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -46.03% for Class A shares compared to the -31.92% for the Dow Jones Industrial Average.

After the rebalance related to the March 31, 2008 stock selection date, all the names in the Fund finished the year with negative performance. Energy East Corp. was acquired by Iberdrola SA in September and removed from the benchmark.

A company that contributed to the Fund’s performance prior to the Fund’s rebalance was EI Du Pont de Nemours & Co., a science and technology company, which gained almost 7% on news that one of its business units, Pioneer, would introduce products to increase soybean yields by 40%. Companies that contributed to the Fund’s performance after the Fund’s rebalance included: Verizon Communications Inc., the second largest provider of communications services, was down only 3% due to continued growth in the wireless business. The company reported steady revenue growth and an increase in dividend yield for the year. Pfizer Inc., a research based global pharmaceutical company, faced the same difficulties as the greater market but managed to beat earnings estimates in two of the last three quarters. The stock fell approximately 10%.

JNL/Mellon Capital Management S&P® 10 Fund

Objective: The investment objective of the JNL/Mellon Capital Management S&P® 10 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -49.63% for Class A shares compared to the -37.00% for the S&P 500 Index.

The Fund was rebalanced based on the March 31, 2008 stock selection date.

A company that contributed to the Fund’s performance prior to the Fund’s rebalance was Nucor Corp., a company engaged in the steel industry, which was up approximately 15% on near record earnings. After the Fund’s rebalance all companies in the benchmark finished the year with negative performance. The companies having the least negative contribution to return are as follows: Express Scripts Inc., a full service pharmacy benefit management and specialty managed care company, was down 15% on concerns that the weakening economy could result in a slowing prescription trend. Nike Inc., the world’s largest athletic shoemaker, fell 24% on a weak retail sales environment resulting from the global economic downturn. Fluor Corp., the largest publicly traded engineering firm, was down 36% due to the expected slowdown in oil and gas construction projects.

A company that detracted form the Fund’s performance prior to the Fund’s rebalance was Qwest Communications International Inc., a communications services company, which was down about 34% due to continued controversy relating to a securities fraud lawsuit. Companies that detracted from the Fund’s performance after the Fund’s rebalance include: Hess Corp., an oil and natural gas company, fell over 40% as the price of crude oil declined throughout the year. Smith International Inc., an oil and gas products and services supplier, fell 70% as the economic slowdown became a threat to a sustained demand for energy. United States Steel Corp., an integrated steel producer in North America and Central Europe, fell almost 70% as the global demand for steel products dropped significantly due to market conditions.

JNL/Mellon Capital Management Global 15 Fund

Objective: The investment objective of the JNL/Mellon Capital Management Global 15 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -48.52% for Class A shares compared to the -40.71% for the MSCI World IndexSM.

The Fund was rebalanced based on the March 31, 2008 stock selection date.

A company that contributed to the Fund’s performance prior to the Fund’s rebalance was GKN Plc, a British manufacturer of mechanical parts, which was up almost 8% as profit rose due to increased sales to the auto and aerospace industries. Of the companies that were held after the Fund’s rebalance, the following contributed least negatively to the Fund’s return: Verizon Communications Inc., the second largest provider of communications services, was down only 3% due to continued growth in the wireless business. The company reported steady revenue growth and an increase in dividend yield for the year. Pfizer Inc., a research based global pharmaceutical company, faced the same difficulties as the greater market but has managed to beat earnings estimates in two of the last three quarters of 2008. The stock fell by approximately 10%. PCCW Ltd., a Hong Kong based communications operator, fell 21% as the company reorganized its telecommunications services, media and information technology solutions business under a newly incorporated holding company, HKT Group Holdings Limited, and the subsequent sale of 45% interest to investors. In addition, PCCW Ltd's indirect wholly owned subsidiary is in the final stages of arranging HK $23 billion financing.

A company that detracted form the Fund’s performance prior to the Fund’s rebalance was COSCO Pacific Ltd., a Hong Kong-based shipping services company, which fell close to 27% in response to concerns of a pending economic slowdown. Companies that detracted from the Fund’s performance after the rebalance included: BOC Hong Kong (Holdings) Ltd., a financial services company operating in Hong Kong and China, fell 58% on losses reported as a result of Lehman Brothers exposure. Citigroup Inc., a financial services company, experienced a 76% decline due to its exposure to troubled mortgages and other assets. General Motors Corp., an automobile manufacturer, fell 87% as it experienced a decline in sales and earnings and increased forecasts of financial difficulties for the company. Logica PLC, a provider of information technology services, fell over 38% on concerns that the economic downturn would reduce demand for its services.

JNL/Mellon Capital Management Nasdaq® 25 Fund

Objective: The investment objective of the JNL/Mellon Capital Management Nasdaq® 25 Fund is total return.

Fund Specific Overview: For the year ended December 31, 2008, the Fund slightly outperformed its benchmark by posting a return of -41.51% for Class A shares compared to the -41.57% for the Nasdaq® 100 Index.

All companies in the Fund finished the year with negative performance. The companies having the least negative contribution to return included: Ryanair Holdings Plc, a low fare passenger airline, declined in value by 26% during the year as fewer passengers boarded airlines to travel to Europe in 2008. Sigma-Aldrich Corp., a chemical supplier to research and development companies, fell over 20% in 2008. The company reported profits that were less than expectations. Citrix Systems Inc., an IT software and services company, fell over 30% on perceptions of how the slowing global economy will affect its business revenues.

Companies that detracted from the Fund’s performance included: Cisco Systems Inc., a supplier of internet networking solutions, fell 40% on anticipated decreases in demand for its products. eBay Inc., an online auction company, fell 58% as it announced lower earning expectations in correlation to the slowing economy. Microsoft Corp., the software giant, fell over 40% on disappointing earnings and a failed merger with Yahoo! Inc.

JNL/Mellon Capital Management Value Line® 30 Fund

Objective: The investment objective of the JNL/Mellon Capital Management Value Line® 30 Fund is to provide capital appreciation.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -47.36% for Class A shares compared to the -37.00% for the S&P 500 Index.

Companies that contributed to the Fund’s performance include: Apollo Group Inc., a company that provides higher education programs for working adults, gained 9% as legislation to increase the availability of student loans was passed. DeVry Inc., a higher education system throughout North America, gained 11% as a bill to increase the availability of student loans was signed into law. Fresh Del Monte Produce Inc., a fruit and produce company, fell over 30% during the year amid reports of lower than expected profits and pending legal claims against the company. Despite its negative performance, the company contributed less negatively to the Fund’s performance than other Fund holdings.

Companies that detracted from the Fund’s performance included: Apple Inc., the manufacture of iPods and personal computers, fell 57% as increasing competition and the slumping economy hurt its outlook. National Oilwell Varco Inc., a producer of oil and gas drilling machinery, fell 67% as crude oil prices tumbled. Potash Corp., a producer of potash, phosphate and nitrogen for the agricultural and industrial industry, fell 49% as the price of commodities plummeted.

JNL/Mellon Capital Management DowSM Dividend Fund

Objective: The investment objective of the JNL/Mellon Capital Management DowSM Dividend Fund is to provide the potential for an above average total return.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -49.27% for Class A shares compared to the -30.97% for the Dow Jones U.S. Select Dividend Index.

Companies that contributed to the Fund’s performance include: People's United Financial Inc., a bank holding company offering a full range of financial services to individuals in Connecticut, gained 4% due its relatively low levels of loan write offs because of its conservative approach and news that the company was added to the S&P 500 Index. Energy East Corp., a super regional energy services and delivery company, was up over 5% before being bought out by Iberdrola SA, a larger energy company.

Companies that detracted from the Fund’s performance included: Colonial BancGroup Inc., a provider of retail banking services, fell 84% on reduced income and lowered earnings estimates. Lincoln National Corp, a wealth protection and accumulation business, fell 66% on fears that its investment related losses will take years to recover. Washington Mutual Inc., a consumer and small business banking company, collapsed under the weight of the adjustable rate and home loans mortgage crisis and was subsequently bought out by JPMorgan Chase & Co. in a government brokered deal.

JNL/Mellon Capital Management S&P® 24 Fund

Objective: The investment objective of the JNL/Mellon Capital Management S&P® 24 Fund is total return through capital appreciation.

Fund Specific Overview: For the year ended December 31, 2008, the Fund outperformed its benchmark by posting a return of -32.73% for Class A shares compared to the -37.00% for the S&P 500 Index.

A company that contributed to the Fund’s performance was Apollo Group Inc., a company that provides higher education programs for working adults, which gained 9% as legislation to increase the availability of student loans was passed. The following contributed least negatively to the Fund’s return: Chubb Corp., a personal and commercial insurer, fell only 4%, outperforming peers in the insurance industry that were battered by the market turmoil. AON Corp., a worldwide insurance and consulting company, fell only 3% although rating agencies reported a downgrade in their outlook for insurers.

Companies that detracted from the Fund’s performance included: ENSCO International Inc., an international offshore drilling company, fell 52% as demand for its services declined. Ingersoll-Rand Co. Ltd., a global provider of products and services to the transportation, manufacturing, construction and agriculture industries, fell 63% as the company was forced to layoff workers because it misjudged in its expectation for economic growth. Janus Capital Group Inc., a global asset manager, fell 76% due to news of declining market share for its mutual funds and deteriorating investment performance as well as a rising debt to earnings ratio.

JNL/Mellon Capital Management 25 Fund

Objective: The investment objective of the JNL/Mellon Capital Management 25 Fund is total return through a combination of capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed one of its benchmarks by posting a return of -35.23% for Class A shares compared to the -34.87% for the S&P MidCap 400/Citigroup Value Index. The Fund outperformed its other benchmark, the S&P 500 Index which returned -37.00%

The Fund was rebalanced based on the March 31, 2008 stock selection date.

A company that contributed to the Fund’s performance prior to the rebalance was Starwood Hotels & Resorts Worldwide Inc., a hotel operator, which was up approximately 17% on strong growth opportunities in the Asia Pacific market. Companies that contributed to the Fund’s performance after the rebalance included: Waste Management, Inc., the nation’s largest garbage handler, was up 1% on reports of strong cash flows and an increase in dividend yield during the course of the year. Shaw Communications Inc., a provider of entertainment, information and communications services, experienced strong subscriber growth and positive financial results. Despite the massive market downturn, the stock fell by less than 1%.

A company that detracted from the Fund’s performance prior to the rebalance was Louisiana-Pacific Corp., a home construction manufacturer, which was down almost 32% as the slow in the U.S. homebuilding industry led to a reduction in sales of wood products. Companies that detracted from the Fund’s performance after the rebalance included: International Paper Co., a global paper and packaging company, fell over 60% as the company was forced to shut down 13% of its global pulp capacity. MeadWestvaco Corp., a packaging and specialty paper producer, fell 63% on falling profit and net income. Newell Rubbermaid Inc., a consumer products manufacture, fell 60% after revising earnings downward as a result of deteriorating global economic conditions.

JNL/Mellon Capital Management Select Small Cap Fund

Objective: The investment objective of the JNL/Mellon Capital Management Select Small Cap Fund is total return through capital appreciation.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -40.06% for Class A shares compared to the -33.79% for the Russell 2000® Index.

The Fund was rebalanced based on the March 31, 2008 stock selection date.

A company that contributed to the Fund’s performance prior to the rebalance was Lindsay Corp., an irrigation system manufacturer, which was up approximately 45% as a result of strong earnings. Companies that contributed to the Fund’s performance after the rebalance included: Green Mountain Coffee Roasters Inc., a leading manufacturer in the coffee roasting business, was up 22% on increased revenue and EPS driven by sales of licensed coffee for specialty coffee brewing machines. Mantech International Corp., an information technology and technical services provider to the U.S. government, gained 19% on strong growth in revenue and net income. Stepan Co., producer of specialty and intermediate chemicals, was up 25% on record third quarter earnings and another announced increase in dividend yield. 2008 marks the forty-first consecutive year in which the company has increased its dividend.

A company that detracted form the Fund’s performance prior to the rebalance was SunOpta Inc., a manufacturer of natural and organic food products and environmental mineral products, which was down almost 62% due to significant write downs. Companies that detracted from the Fund’s performance after the Fund’s rebalance include: Atlas America Inc., engaged primarily in the development and production of natural gas, fell over 60% due to a decline in demand and energy prices. Carrizo Oil & Gas Inc., a producer of oil and natural gas, was down over 70% due to a slow down of the global economy and lowered energy prices. Parexel International Corp., an outsourcing services company, fell 60% after it issued downside guidance for earnings and revenue.

JNL/Mellon Capital Management JNL 5 Fund

Objective: The investment objective of the JNL/Mellon Capital Management JNL 5 Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -42.39% for Class A shares compared to the -37.00% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included: H&R Block Inc., a tax and financial services company, gained 26% due to an increased stake in the company by a hedge fund and a successful exit from the mortgage industry when it sold its loan servicing unit. Compass Minerals International Inc., a highway de-icing salt producer in North America and the UK and was up over 40% as it beat analyst earnings estimates in the third quarter. Home Depot Inc., the world's largest home improvement retailer fell 12% on news that the housing slump would cause it to close stores. Despite the overall fall in price, Home Depot Inc. contributed positively to the Fund’s return.

Companies that detracted from the Fund’s performance included: Citic Pacific Ltd., a Chinese specialized steel manufacturer, fell 80% on currency related trading losses. Citigroup Inc., a financial services company, experienced a 76% decline due to its exposure to troubled mortgages and other assets. General Motors Corp., an automobile manufacturer, fell 87% as it experienced a decline in sales and earnings and increased forecasts of financial difficulties for the company. GKN Plc, a producer of automotive components, fell over 60% as a result of significant reductions in global demand for its products and services.

JNL/Mellon Capital Management VIP Fund

Objective: The investment objective of the JNL/Mellon Capital Management VIP Fund is total return.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -42.83% for Class A shares compared to the -37.00% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included: Compass Minerals International Inc., a highway de-icing salt producer in North America and the UK, was up over 40% as it beat analyst earnings estimates in the third quarter. Apollo Group Inc., a company that provides higher education programs for working adults, gained 9% as legislation to increase the availability of student loans was passed. Ryanair Holdings Plc, a low fare passenger airline, declined in value by 26% during the year as fewer passengers boarded airlines to travel to Europe in 2008. Despite its negative performance, the company contributed less negatively to the Fund’s performance than other holdings.

Companies that detracted from the Fund’s performance included: Honeywell International Inc., a diversified technology company, fell 45% on concerns that the economic downturn would lead to reduced demand for its products. Microsoft Corp., the software giant, fell over 40% on disappointing earnings and a failed merger with Yahoo! Inc. Nokia Oyj, a manufacturer of mobile devices and software, declined 58% on projections of slowing economic growth and falling profits.

JNL/Mellon Capital Management JNL Optimized 5 Fund

Objective: The investment objective of the JNL/Mellon Capital Management JNL Optimized 5 Fund is capital appreciation.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -46.08% for Class A shares compared to the -37.00% for the S&P 500 Index.

Companies that contributed to the Fund’s performance included: H&R Block Inc., a tax and financial services company, gained 26% due to an increased stake in the company by a hedge fund and a successful exit from the mortgage industry when it sold its loan servicing unit. Apollo Group Inc., a company that provides higher education programs for working adults, gained 9% as legislation to increase the availability of student loans was passed. Ryanair Holdings Plc, a low fare passenger airline, declined in value by 26% during the year as fewer passengers boarded airlines to travel to Europe in 2008. Despite the negative return, the company contributed less negatively to the Fund’s return than others.

Companies that detracted from the Fund’s performance included: Citic Pacific Ltd., a Chinese specialized steel manufacture, fell 80% on currency related trading losses. National Oilwell Varco Inc., a producer of oil and gas drilling machinery, fell 67% as crude prices tumbled. Nokia Oyj, a manufacturer of mobile devices and software, declined 58% on projections of slowing economic growth and falling profits. Potash Corp., a producer of potash, phosphate and nitrogen for the agricultural and industrial industry, fell 49% as the price of commodities plummeted.

JNL/Mellon Capital Management S&P® SMid 60 Fund

Objective: The investment objective of the JNL/Mellon Capital Management S&P® SMid 60 Fund is to provide capital appreciation.

Fund Specific Overview: For the year ended December 31, 2008, the Fund outperformed its benchmarks by posting a return of -30.22% for Class A shares compared to the -36.23% for the S&P Midcap 400 Index, and -31.07% for the S&P Smallcap 600 Index.

Companies that contributed to the Fund’s performance included: Insituform Technologies Inc., a worldwide provider of repair services for sewers, tunnels and pipelines, gained 33% due to aggressive measures to achieve company goals for continued growth and for operating and administrative cost cuts. First Niagara Financial Group Inc. (“FNFG”), a bank holding company, gained 40% on continuing reports of revenue growth, solid credit ratings and positive operating leverage. FNFG was selected to receive assistance from the U.S. government via the Troubled Asset Relief Program. DRS Technologies Inc., a supplier of defense electronic systems to government and commercial markets, was up 48% in response to its acquisition by an Italian company, Finmeccanica SpA.

Companies that detracted from the Fund’s performance included: Chemtura Corp., a global manufacturer and marketer of specialty chemicals, fell 82% on growing concerns in liquidity and as plans to sell the company broke up. Kemet Corp., a manufacturer of tantalum and ceramic capacitors, fell 96% after a large impairment charge raised fears of debt default for the company. Louisiana-Pacific Corp., a building materials and industrial wood manufacturer, fell more than 80% as slowing demand from the building industry led to plans for plant shutdowns.

JNL/Mellon Capital Management NYSE® International 25 Fund

Objective: The investment objective of the JNL/Mellon Capital Management NYSE® International 25 Fund is to provide capital appreciation.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -45.79% for Class A shares compared to the -45.11% for the NYSE International 100 Index.

A company that contributed to the Fund’s performance was Nippon Telegraph & Telephone Corp., a telecommunication services company in Japan, which gained 13% after the company announced an increased dividend and plans for a share buyback. Deutsche Telekom AG, a German telecommunication services company, fell 24% as the global economy slowed and company profits declined. France Telecom SA, a telecom service provider, fell over 10% in the first half of 2008, partly due to speculation it would acquire a Swedish telecom company. Despite their negative performance, both stocks contributed less negatively to the Fund’s performance than other Fund holdings.

Companies that detracted from the Fund’s performance included: Allied Irish Banks Plc, a financial service company, fell 89% as a government guarantee of its deposits added significantly to its costs. Barclays Plc, a global financial services company, fell more than 75% as the financial crisis resulted in heavy losses. ING Groep NV, a financial services company, fell 70% as the strength of its capital position was called into question by the turmoil in financial markets.

JNL/Mellon Capital Management Communications Sector Fund

Objective: The investment objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -39.64% for Class A shares compared to the -32.93% Dow Jones U.S. Telecommunications Index.

The Fund is an index fund. As such, the Fund’s portfolio manager is not selecting specific stocks to own, but trying to match the Fund’s overall stock weightings and characteristics to the index’s stock weightings and characteristics, while minimizing transaction costs. However, due to certain regulatory restrictions on diversification, the Fund is unable to hold some securities at their benchmark weight. These restrictions can hamper the ability of the Fund to achieve the return of the index. In this respect, the Fund compared favorably to the return of its benchmark, the Dow Jones U.S. Telecommunications Index.

The Fund’s two largest holdings represent approximately about 49% of the Fund. These companies are Verizon Communications Inc. (“Verizon”) and AT&T Inc.

The telecommunication industry as a whole was battered by the economic downturn. Of the companies that were held, the following contributed least negatively to the Fund’s return: Verizon, a U.S. wireless and internet provider fell 18% on strong earnings reports. Embarq Corp, a communication services company, fell 27% amidst allegations in a class action suit that plans for an acquisition by Century Tel shortchanged shareholders. MetroPCS Communications Inc., a U.S. wireless communications provider, fell 23% as growth in the number of subscribers fell below expectations.

Companies that detracted from the Fund’s performance include: AT&T Inc., a U.S. communication services company, fell 31% as the deteriorating global economy hurt its outlook. Leucadia National Corp., a diversified holding company, fell 58% largely as a result of declines in its key equity holdings. Sprint Nextel Corp., the third largest U.S. wireless carrier, fell 86% after significant write down in its acquisition of Nextel.

JNL/Mellon Capital Management Consumer Brands Sector Fund

Objective: The investment objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -31.29% for Class A shares compared to the -30.82% for the Dow Jones U.S. Consumer Cyclical Index.

Companies that contributed to the Fund’s performance included: McDonald's Corp. which operates and franchises fast food restaurants worldwide gained 9% as consumers turned to the fast food giant as a relatively inexpensive alternative in tough economic times. Apollo Group Inc., a company that provides higher education programs for working adults, gained 9% as a bill to increase the availability of student loans was signed into law. Wal-Mart Stores Inc. operates discount centers and supercenters worldwide. The stock gained 20% as investors view it as a safe haven during economic uncertainty.

Companies that detracted from the Fund’s performance included: eBay Inc., an online auction company, fell 58% as it announced lower earning expectations in correlation to the slowing economy. Time Warner Inc., a media and entertainment company which provides internet services (AOL), cable, filmed entertainment, cable television networks and publishing, fell 38% as the online display sales at its AOL Internet unit and print publishing revenue fell. Walt Disney Co., an entertainment company, saw a 30% drop in price as it became apparent that consumers were spending fewer discretionary dollars on entertainment.

JNL/Mellon Capital Management Financial Sector Fund

Objective: The investment objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund performed in line with its benchmark by posting a return of -50.64% for Class A shares compared to the -50.40% for the Dow Jones U.S. Financial Index.

Companies that contributed to the Fund’s performance included: Wells Fargo & Co., a diversified financial services company, outperformed its peers and finished the year up 2% on a successful bid for Wachovia. Public Storage Inc., a real estate investment trust investing primarily in self service storage facilities, gained 8% on analysts’ upgrades due to its strong balance sheet and credit position. Travelers Cos. Inc., a commercial property, casualty insurer and asset manager, fell only 14%, despite the even greater negative impact of the global credit crunch on its competitors.

Companies that detracted from the Fund’s performance included: American International Group Inc., the U.S. based insurance giant, fell 97% due to its sizeable exposure in failing mortgage portfolios. The U.S. government has taken a majority stake in the company. Bank of America Corp., a diversified financial services company, fell 60% as major banks worldwide suffered from credit related losses. Citigroup Inc., a financial services company, experienced a 76% decline due to its exposure to troubled mortgages and other assets.

JNL/Mellon Capital Management Healthcare Sector Fund

Objective: The investment objective of the JNL/Mellon Capital Management Healthcare Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund performed in line with its benchmark by posting a return of -23.20% for Class A shares compared to the -22.80% for the Dow Jones U.S. Healthcare Index.

Companies that contributed to the Fund’s performance included: Gilead Sciences Inc., a biopharmaceutical company that develops therapeutics for life threatening diseases, gained 11% on news that Viread, its oldest AIDS medicine, gained U.S. approval as a treatment for hepatitis B. Genentech Inc., a biotechnology company that develops pharmaceuticals, gained 24% after Roche Holding, the world's largest maker of cancer drugs made a bid for the company. Amgen Inc., which develops human therapeutics based on cellular and molecular biology, was up 24% as the cash rich company sought to expand via acquisitions at a time when target companies are relatively low priced.

Companies that detracted from the Fund’s performance included: Medtronic Inc., a device based therapy company, fell over 35% as reports of its drug coated heart stent resulting in more complications than a rival device. Merck & Co. Inc., a global pharmaceutical company, fell more than 45% due to a lack of production in new drugs and news that doctors recommend patients use cheaper alternatives to its cholesterol drug, Vytorin. UnitedHealth Group Inc., a provider of employer products and resources to plan and administer employee benefit programs, fell 54% as increasing competition and higher than expected medical costs reduced its profits.

JNL/Mellon Capital Management Oil & Gas Sector Fund

Objective: The investment objective of the JNL/Mellon Capital Management Oil & Gas Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund underperformed its benchmark by posting a return of -37.80% for Class A shares compared to the -35.77% for the Dow Jones U.S. Oil & Gas Index.

The Fund is an Index Fund. As such, its portfolio manager is not selecting specific stocks to own, but is trying to match the Fund’s overall stock weightings and characteristics to the index’s stock weightings and characteristics, while minimizing transaction costs. However, due to certain regulatory restrictions on diversification, the Fund is unable to hold some securities at their benchmark weight. These restrictions can hamper the ability of the Fund to achieve the return of the index. In this respect, the Fund’s return compared favorably to the return of the Fund’s benchmark, the Dow Jones U.S. Olil & Gas Index.

The Fund’s three largest holdings represent approximately 45% of the Fund. These companies are Exxon Mobil Corp., which fell -13%, Chevron Corp., which fell -18%, and ConocoPhilips, which fell - 40%.

Companies that contributed to the Fund’s performance included: SunPower Corp., an integrated solar products and services company, gained 3% while it was held in the Fund. The stock's rise was prompted by then President-elect Obama's plans to encourage alternative energy. Comstock Resources Inc., an independent oil and natural gas exploration and production company, was up 35% after a test well in Texas demonstrated promising results. W-H Energy Services Inc., a diversified oilfield services company, was up 62% as it was acquired by Smith International Inc. at the height of the spike in energy prices.

Companies that detracted from the Fund’s performance included: ConocoPhillips, an energy company with large petroleum assets, experienced a 40% price decline along with the decrease in oil prices as demand for oil fell throughout the year. Schlumberger Ltd., an oil services company, fell over 55% as crude prices dropped rapidly. Transocean Inc., the world’s largest offshore driller fell 67%, on falling oil prices.

JNL/Mellon Capital Management Technology Sector Fund

Objective: The investment objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.

Fund Specific Overview: For the year ended December 31, 2008, the Fund performed in line with its benchmark by posting a return of -43.42% for Class A shares compared to the -42.87% for the Dow Jones U.S. Technology Index.

Companies that contributed to the Fund’s performance included: InterDigital Inc., which develops technology for advanced digital wireless telecommunication applications, experienced a gain of 18% on news that the company beat earnings estimates. Electronic Data Systems Corp., a systems and technology services consulting firm, was up 20% as it was bought out by Hewlett-Packard. Rambus Inc., a technology company that improves electronic systems and circuits, fell 24% as consumer electronics companies saw significant declines in demand. Despite its negative performance, the company contributed less negatively to the Fund’s performance than other holdings.

Companies that detracted from the Fund’s performance included: Apple Inc., the manufacturer of iPods and personal computers, fell 57% as increasing competition and the slumping economy hurt its outlook. Google Inc., a technology company and internet search provider, dropped 56% on the anticipation that the economic downturn would lead to a slowing of online advertising growth. Microsoft Corp., the software giant, fell over 40% on disappointing earnings and a failed merger with Yahoo! Inc.

JNL/Mellon Capital Management DowSM 10 Fund (Class A)

JNL/Mellon Capital Management Dow 10 Fund = $6,930

Dow Jones Industrial Average = $9,645

Average Annual Total Returns for Class A Shares
1 year	-46.03%
5 year	-7.26%
Since Inception	-3.78%
(Inception date July 2, 1999)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management S&P® 10 Fund (Class A)

JNL/Mellon Capital Management S&P 10® 10 Fund = $8,200

S&P 500 Index = $7,638

Average Annual Total Returns for Class A Shares
1 year	-49.63%
5 year	-2.21%
Since Inception	-2.06%
(Inception date July 2, 1999)

JNL/Mellon Capital Management Global 15 Fund (Class A)

JNL/Mellon Capital Management Global 15 Fund = $11,270

MSCI World Index = $8,636

Average Annual Total Returns for Class A Shares
1 Year	-48.52%
5 year	2.50%
Sicne Inception	1.26%
(Inception date July 2, 1999)

JNL/Mellon Capital Management Nasdaq® 25 Fund (Class A)

JNL/Mellon Capital Management Nasdaq® 25 Fund = $7,849

Nasdaq 100 Index = $8,473

Average Annual Total Returns for Class A Shares
1 year	-41.51%
Since Inception	-5.54%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	-41.41%
Since Inception	-36.06%
(Inception date December 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management Value Line® 30 Fund (Class A)

JNL/Mellon Capital Management Value Line® 30 Fund = $9,880

S&P 500 Index = $8,658

Average Annual Total Returns for Class A Shares
1 year	-47.36%
Since Inception	-0.28%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	-47.63%
Since Inception	-44.33%
(Inception date Decemeber 3, 2007)

JNL/Mellon Capital Management DowSM Dividend Fund (Class A)

JNL/Mellon Capital Management Dow Dividend Fund = $5,474

Dow U.S. Select Dividend Index = $7,659

Average Annual Total Returns for Class A Shares
1 Year	-49.27%
Since Inception	-18.43%
(Inception date January 17, 2006)

Average Annual Total Returns for Class B Shares
1 year	-49.31%
Since Inception	-49.29%
(Inception date December 3, 2007)

JNL/Mellon Capital Management S&P® 24 Fund (Class A)

JNL/Mellon Capital Management S&P® 24 Fund = $7,453

S&P 500 Index = $7,289

Average Annual Total Returns for Class A Shares
1 year	-32.73%
Since Inception	-10.41%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 year	-32.63%
Since Inception	-31.28%
(Inception date Decemeber 3, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management 25 Fund (Class A)

JNL/Mellon Capital Management 25 Fund = $8,893

S&P MidCap 400/Citigroup Value Index = $17,004

S&P 500 Index = $7,638

Average Annual Total Returns for Class A Shares
1 year	-35.23%
5 year	-3.52%
Since Inception	-1.23%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-35.17%
Since Inception	-13.96%
(Inception date May 1, 2006)

JNL/Mellon Capital Management Select Small Cap Fund (Class A)

JNL/Mellon Capital Management Select Small Cap Fund = $12,770

Russell 2000 Index = $12,413

Average Annual Total Returns for Class A Shares
1 year	-40.06%
5 year	-6.33%
Since Inception	2.60%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-39.91%
Since Inception	-20.69%
(Inception date May 1, 2006)

JNL/Mellon Capital Management JNL 5 Fund (Class A)

JNL/Mellon Capital Management JNL 5 Fund = $8,415

S&P 500 Index = $8,658

Average Annual Total Returns for Class A Shares
1 year	-42.39%
Since Inception	-3.98%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	-42.35%
Since Inception	-3.82%
(Inception date October 4, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management VIP Fund (Class A)

JNL/Mellon Capital Management VIP Fund = $8,674

S&P 500 Index = $8,658

Average Annual Total Returns for Class A Shares
1 year	-42.83%
Since Inception	-3.29%
(Inception date October 4, 2004)

Average Annual Total Returns for Class B Shares
1 year	-42.70%
Since Inception	-3.11%
(Inception date October 4, 2004)

JNL/Mellon Capital Management JNL Optimized 5 Fund (Class A)

JNL/Mellon Capital Management JNL Optimized 5 Fund = $6,635

S&P 500 Index = $7,289

Average Annual Total Returns for Class A Shares
1 year	-46.08%
Since Inception	-14.22%
(Inception date May 1, 2006)

Average Annual Total Returns for Class B Shares
1 year	-45.97%
Since Inception	-14.06%
(Inception date May 1, 2006)

JNL/Mellon Capital Management S&P® SMid 60 Fund (Class A)

JNL/Mellon Capital Management S&P® SMid 60 Fund = $6,231

S&P Midcap 400 Index = $6,317

S&P Smallcap 600 Index = $6,514

Average Annual Total Returns for Class A Shares
1 year	-30.22%
Since Inception	-24.58%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 year	-30.10%
Since Inception	-24.44%
(Inception date April 30, 2007)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management NYSE® International 25 Fund (Class A)

JNL/Mellon Capital Management NYSE® International 25 Fund = $6,338

NYSE International 100 Index = $6,067

Average Annual Total Returns for Class A Shares
1 year	-45.79%
Since Inception	-23.81%
(Inception date April 30, 2007)

Average Annual Total Returns for Class B Shares
1 year	-45.62%
Since Inception	-23.63%
(Inception date April 30, 2007)

JNL/Mellon Capital Management Communications Sector Fund (Class A)

JNL/Mellon Capital Management Communications Sector Fund = $4,266

Dow Jones U.S. Telecommunications Index = $4,267

Average Annual Total Returns for Class A Shares
1 year	-39.64%
5 year	0.36%
Since Inception	-8.56%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-39.64%
Since Inception	-1.56%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Consumer Brands Sector Fund (Class A)

JNL/Mellon Capital Management Consumer Brands Sector Fund = $8,262

Dow Jones U.S. Consumer Cyclical Index = $6,817

Average Annual Total Returns for Class A Shares
1 year	-31.29%
5 year	-5.05%
Since Inception	-1.99%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-31.20%
Since Inception	-5.80%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management Financial Sector Fund (Class A)

JNL/Mellon Capital Management Financial Sector Fund = $6,744

Dow Jones U.S. Financial Index = $7,406

Average Annual Total Returns for Class A Shares
1 year	-50.64%
5 year	-10.21%
Since Inception	-4.06%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-50.54%
Since Inception	-11.80%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Healthcare Sector Fund (Class A)

JNL/Mellon Capital Management Healthcare Sector Fund = $11,025

Dow Jones U.S. Healthcare Index = $11,081

Average Annual Total Returns for Class A Shares
1 year	-23.20%
5 year	-0.46%
Since Inception	1.03%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-23.05%
Since Inception	-1.36%
(Inception date March 5, 2004)

JNL/Mellon Capital Management Oil and Gas Sector Fund (Class A)

JNL/Mellon Capital Management Oil & Gas Sector Fund = $26,193

Dow Jones U.S. Oil & Gas Index = $22,936

Average Annual Total Returns for Class A Shares
1 year	-37.80%
5 year	13.11%
Since Inception	10.65%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-37.70%
Since Inception	11.85%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL/Mellon Capital Management Funds (continued)

Mellon Capital Management Corporation

Team Management

JNL/Mellon Capital Management Technology Fund (Class A)

JNL/Mellon Capital Management Technology Sector Fund = $4,502

Dow Jones U.S. Technology Index = $4,704

Average Annual Total Returns for Class A Shares
1 year	-43.42%
5 year	-5.98%
Since Inception	-8.05%
(Inception date July 2, 1999)

Average Annual Total Returns for Class B Shares
1 year	-43.31%
Since Inception	-6.13%
(Inception date March 5, 2004)

Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance numbers are net of all Fund operating expenses, but do not reflect the deduction of insurance charges.

JNL Variable Fund LLC
Schedule of Investments (in thousands)
December 31, 2008

	Shares	Value
JNL/Mellon Capital Management Dow(SM) 10 Fund

COMMON STOCKS - 100.3%
CONSUMER DISCRETIONARY - 2.9%
General Motors Corp. (b)	3,004	$ 9,613

FINANCIALS - 24.2%
Bank of America Corp. (b)	1,510	21,257
Citigroup Inc. (b)	2,672	17,931
JPMorgan Chase & Co.	1,332	41,988
		81,176
HEALTH CARE - 28.1%
Merck & Co. Inc.	1,507	45,821
Pfizer Inc.	2,733	48,401
		94,222
INDUSTRIALS - 7.4%
General Electric Co. (b)	1,541	24,960

MATERIALS - 9.2%
EI Du Pont de Nemours & Co.	1,219	30,853

TELECOMMUNICATION SERVICES - 28.5%
AT&T Inc. (b)	1,494	42,566
FairPoint Communications Inc. (b)	35	117
Verizon Communications Inc. (b)	1,569	53,186
		95,869

Total Common Stocks (cost $592,280)		336,693

SHORT TERM INVESTMENTS - 7.6%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.07% (a) (f)	1,284	1,284

Securities Lending Collateral - 7.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	24,876	24,093
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	596	-
		24,093

Total Short Term Investments (cost $26,756)		25,377

Total Investments - 107.9% (cost $619,036)		362,070
Other Assets and Liabilities, Net - (7.9%)		-26,268
Total Net Assets - 100%		$ 335,802

JNL/Mellon Capital Management S&P® 10 Fund

COMMON STOCKS - 100.0%
CONSUMER DISCRETIONARY - 23.6%
Nike Inc. - Class B (b)	810	$ 41,288
TJX Cos. Inc. (b)	1,664	34,234
		75,522
ENERGY - 25.9%
Hess Corp.	624	33,477
Murphy Oil Corp.	670	29,705
Smith International Inc. (b)	857	19,614
		82,796
HEALTH CARE - 14.7%
Express Scripts Inc. (c)	856	47,052

INDUSTRIALS - 30.7%
Deere & Co.	684	26,214
Fluor Corp. (b)	778	34,921
L-3 Communications Holdings Inc.	504	37,154
		98,289
MATERIALS - 5.1%
United States Steel Corp.	433	16,100

Total Common Stocks (cost $548,147)		319,759

SHORT TERM INVESTMENTS - 3.6%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.07% (a) (f)	1,420	1,420

Securities Lending Collateral - 3.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	10,441	10,112
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	340	-
		10,112

Total Short Term Investments (cost $12,201)		11,532

Total Investments - 103.6% (cost $560,348)		331,291
Other Assets and Liabilities, Net - (3.6%)		-11,609
Total Net Assets - 100%		$ 319,682

JNL/Mellon Capital Management Global 15 Fund

COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 12.7%
General Motors Corp. (b)	3,286	$ 10,515
ITV Plc (b)	49,564	28,597
Ladbrokes Plc	10,161	27,291
		66,403
ENERGY - 8.6%

PetroChina Co. Ltd. (b)	50,190	44,602

FINANCIALS - 18.7%
BOC Hong Kong Holdings Ltd.	25,973	29,729
Citigroup Inc.	2,905	19,491
RSA Insurance Group Plc	24,548	48,918
		98,138
HEALTH CARE - 10.1%
Pfizer Inc.	3,000	53,130

INDUSTRIALS - 18.5%
Cathay Pacific Airways Ltd. (b)	31,881	36,010
COSCO Pacific Ltd. (b)	32,260	33,169
General Electric Co. (b)	1,698	27,505
		96,684
INFORMATION TECHNOLOGY - 5.7%
Logica Plc (b)	29,891	30,049

TELECOMMUNICATION SERVICES - 25.9%
BT Group Plc	14,552	29,266
FairPoint Communications Inc. (b)	36	118
PCCW Ltd. (b)	99,743	47,887
Verizon Communications Inc. (b)	1,723	58,398
		135,669

Total Common Stocks (cost $973,929)		524,675

SHORT TERM INVESTMENTS - 10.3%
Mutual Funds - 0.1%
JNL Money Market Fund, 1.07% (a) (f)	581	581

Securities Lending Collateral - 10.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	55,356	53,612
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,328	-
		53,612

Total Short Term Investments (cost $57,265)		54,193

Total Investments - 110.5% (cost $1,031,194)		578,868
Other Assets and Liabilities, Net - (10.5%)		-55,199
Total Net Assets - 100%		$ 523,669

JNL/Mellon Capital Management Nasdaq® 25 Fund

COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 15.3%
Comcast Corp. - Class A	158	$ 2,661

DirecTV Group Inc. (c)	101	2,323
Expedia Inc. (c)	13	107
Liberty Global Inc. - Class A (b) (c)	16	260
Ross Stores Inc.	25	729
Staples Inc.	119	2,136
Wynn Resorts Ltd. (b) (c)	5	221
		8,437
CONSUMER STAPLES - 1.0%
Costco Wholesale Corp.	11	553

HEALTH CARE - 19.4%
Amgen Inc. (c)	57	3,304
Biogen Idec Inc. (c)	45	2,140
DENTSPLY International Inc. (b)	7	196
Express Scripts Inc. (c)	8	425
Genzyme Corp. (c)	7	462
Henry Schein Inc. (c)	4	151
Pharmaceutical Product Development Inc.	25	737
Teva Pharmaceutical Industries Ltd. - ADR (b)	78	3,310
		10,725
INDUSTRIALS - 3.7%
Cintas Corp.	33	762
JB Hunt Transport Services Inc.	29	753
Joy Global Inc.	5	114
Ryanair Holdings Plc - ADR (b) (c)	13	385
		2,014
INFORMATION TECHNOLOGY - 57.4%
Adobe Systems Inc. (c)	20	416
Altera Corp.	50	830
Autodesk Inc. (c)	11	208
Automatic Data Processing Inc.	56	2,193
Broadcom Corp. - Class A (c)	75	1,267
Check Point Software Technologies Ltd. (c)	39	734
Cisco Systems Inc. (c)	258	4,204
Citrix Systems Inc. (c)	9	205
eBay Inc. (c)	32	443
Fiserv Inc. (c)	27	973
Flextronics International Ltd. (c)	38	100
Intel Corp.	293	4,303
Intuit Inc. (c)	71	1,678
Juniper Networks Inc. (c)	88	1,545

Linear Technology Corp.	37	820
Logitech International SA (b) (c)	8	130
Microsoft Corp.	214	4,158
Nvidia Corp. (c)	25	205
Oracle Corp. (c)	256	4,534
Symantec Corp. (c)	140	1,889
Xilinx Inc.	46	816
		31,651

MATERIALS - 2.1%
Sigma-Aldrich Corp.	28	1,177

TELECOMMUNICATION SERVICES - 0.4%
Millicom International Cellular SA (b)	5	206

Total Common Stocks (cost $66,690)		54,763

INVESTMENT FUNDS - 0.2%
PowerShares QQQ Trust, Series 1	4	131

Total Investment Funds (cost $130)		131

SHORT TERM INVESTMENTS - 11.8%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	160	160

Securities Lending Collateral - 11.5%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	6,552	6,346
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	131	-
		6,346

Total Short Term Investments (cost $6,843)		6,506

Total Investments - 111.3% (cost $73,663)		61,400
Other Assets and Liabilities, Net - (11.3%)		-6,241
Total Net Assets - 100%		55,159

JNL/Mellon Capital Management Value Line® 30 Fund

COMMON STOCKS - 96.6%
CONSUMER DISCRETIONARY - 26.7%
Apollo Group Inc. - Class A (b) (c)	337	$ 25,854
AutoZone Inc. (c)	93	12,989
DeVry Inc.	165	9,495
Dollar Tree Inc. (c)	163	6,810
Family Dollar Stores Inc.	252	6,558
Fossil Inc. (b) (c)	61	1,018
GameStop Corp. - Class A (c)	109	2,360
Global Sources Ltd. (c)	155	845
H&R Block Inc.	609	13,841
McDonald’s Corp.	586	36,428
NetFlix Inc. (c)	212	6,335
Panera Bread Co. - Class A (c)	121	6,332
Shaw Communications Inc.	721	12,744
Tractor Supply Co. (c)	175	6,315
		147,924
CONSUMER STAPLES - 9.3%
Church & Dwight Co. Inc.	126	7,066

Fresh Del Monte Produce Inc. (c)	35	793
PepsiAmericas Inc. (b)	88	1,795
TreeHouse Foods Inc. (c)	203	5,519
Wal-Mart Stores Inc.	646	36,224
		51,397

ENERGY - 1.2%
Core Laboratories NV (b)	21	1,228
National Oilwell Varco Inc. (c)	202	4,945
		6,173
HEALTH CARE - 43.6%
Amgen Inc. (c)	624	36,009
Bristol-Myers Squibb Co.	1,548	35,998
Chemed Corp.	155	6,166
DaVita Inc. (c)	187	9,251
Endo Pharmaceuticals Holdings Inc. (c)	249	6,440
Express Scripts Inc. (c)	436	23,949
Haemonetics Corp. (c)	112	6,311
Johnson & Johnson	611	36,541
Medco Health Solutions Inc. (c)	492	20,617
OSI Pharmaceuticals Inc. (c)	159	6,190
Perrigo Co. (b)	263	8,506
Resmed Inc. (c)	169	6,320
Teva Pharmaceutical Industries Ltd. - ADR	859	36,568
Waters Corp. (b) (c)	66	2,417
		241,283
INDUSTRIALS - 5.4%
AGCO Corp. (b) (c)	66	1,548
Copart Inc. (c)	60	1,637
Deere & Co. (b)	198	7,580
Flowserve Corp. (b)	40	2,067
Fluor Corp. (b)	105	4,722
FTI Consulting Inc. (b) (c)	42	1,894
Jacobs Engineering Group Inc. (b) (c)	81	3,883
McDermott International Inc. (c)	155	1,535
Robbins & Myers Inc.	17	272
Stericycle Inc. (b) (c)	59	3,084
Valmont Industries Inc. (b)	31	1,875
		30,097
INFORMATION TECHNOLOGY - 5.4%
Ansys Inc. (b) (c)	62	1,722
Apple Inc. (c)	78	6,644
Mantech International Corp. - Class A (c)	119	6,445
Nokia Oyj - Class A - ADR	400	6,235
SAIC Inc. (c)	364	7,100
Western Digital Corp. (b) (c)	144	1,645
		29,791
MATERIALS - 3.1%
Owens-Illinois Inc. (c)	110	3,000
Potash Corp.	104	7,611

Rock-Tenn Co. - Class A	185	6,338
		16,949
TELECOMMUNICATION SERVICES - 1.9%
Telefonica SA - ADR	159	10,744

Total Common Stocks (cost $608,870)		534,358

INVESTMENT FUNDS - 0.2%
SPDR Trust, Series 1	14	1,218

Total Investment Funds (cost $1,232)		1,218

SHORT TERM INVESTMENTS - 5.5%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	1,655	1,655

Securities Lending Collateral - 5.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	29,883	28,942

Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	722	-
		28,942

Total Short Term Investments (cost $32,260)		30,597

Total Investments - 102.3% (cost $642,362)		566,173
Other Assets and Liabilities, Net - (2.3%)		-12,704
Total Net Assets - 100%		$ 553,469

JNL/Mellon Capital Management Dow(SM) Dividend Fund

COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 0.4%
Gannett Co. Inc. (b)	99	$ 793

CONSUMER STAPLES - 0.4%
Universal Corp. (b)	31	928

ENERGY - 3.4%
Chevron Corp.	90	6,632

FINANCIALS - 39.9%
Bank of America Corp.	472	6,647
BB&T Corp.	242	6,654
Colonial BancGroup Inc. (b)	288	596
Comerica Inc. (b)	88	1,750
First Niagara Financial Group Inc.	419	6,773
Fulton Financial Corp. (b)	603	5,804
Huntington Bancshares Inc.	899	6,883
JPMorgan Chase & Co. (b)	68	2,151

KeyCorp (b)	164	1,394
Lincoln National Corp.	66	1,241
New York Community Bancorp Inc. (b)	171	2,047
People’s United Financial Inc. (b)	547	9,758
Popular Inc. (b)	350	1,806
Regions Financial Corp. (b)	900	7,167
SunTrust Banks Inc. (b)	279	8,236
Wilmington Trust Corp. (b)	90	2,005
Zenith National Insurance Corp. (b)	36	1,123
Zions Bancorp	283	6,929
		78,964
HEALTH CARE - 3.9%
Pfizer Inc.	433	7,675

INDUSTRIALS - 17.2%
Briggs & Stratton Corp. (b)	333	5,865
Eaton Corp.	134	6,669
RR Donnelley & Sons Co.	575	7,814
Textron Inc.	489	6,777
Timken Co.	352	6,906
		34,031
MATERIALS - 6.9%
Eastman Chemical Co.	188	5,972
MeadWestvaco Corp.	685	7,670
		13,642
UTILITIES - 26.8%
AGL Resources Inc.	197	6,161
American Electric Power Co. Inc.	197	6,544
DTE Energy Co.	60	2,150
NiSource Inc.	727	7,970
Oneok Inc.	227	6,614
Pinnacle West Capital Corp. (b)	275	8,851
PNM Resources Inc. (b)	179	1,803
SCANA Corp.	178	6,338
TECO Energy Inc.	543	6,704
		53,135

Total Common Stocks (cost $258,135)		195,800

INVESTMENT FUNDS - 0.8%
iShares Dow Jones Select Dividend Fund	39	1,627

Total Investment Funds (cost $1,588)		1,627

SHORT TERM INVESTMENTS - 17.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 1.07% (a) (f)	992	992

Securities Lending Collateral - 16.8%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	34,289	33,209

Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,413	-
		33,209

Total Short Term Investments (cost $36,694)		34,201

Total Investments - 117.0% (cost $296,417)		231,628
Other Assets and Liabilities, Net - (17.0%)		-33,688
Total Net Assets - 100%		$ 197,940

JNL/Mellon Capital Management S&P® 24 Fund

COMMON STOCKS - 97.0%
CONSUMER DISCRETIONARY - 12.8%
Apollo Group Inc. - Class A (c)	19	$ 1,491
AutoZone Inc. (c)	8	1,090
Hasbro Inc.	36	1,038
Nike Inc. - Class B	5	255
Polo Ralph Lauren Corp.	5	236
		4,110
CONSUMER STAPLES - 12.5%
Brown-Forman Corp. - Class B	21	1,068
Clorox Co.	25	1,414
Estee Lauder Cos. Inc.	35	1,084
Kimberly-Clark Corp.	4	237
PepsiCo Inc.	4	232
		4,035
ENERGY - 11.8%
Chevron Corp.	15	1,087
ConocoPhillips	21	1,102
ENSCO International Inc.	45	1,271
Halliburton Co.	11	193
Valero Energy Corp.	6	126
		3,779
FINANCIALS - 12.1%
AON Corp.	7	308
Chubb Corp.	6	300
Janus Capital Group Inc.	13	101
Moody’s Corp.	50	1,010
Plum Creek Timber Co. Inc.	30	1,057
Travelers Cos. Inc.	24	1,100
		3,876
HEALTH CARE - 11.4%
Express Scripts Inc. (c)	23	1,278
Forest Laboratories Inc. (c)	42	1,069
Gilead Sciences Inc. (c)	21	1,057
Medco Health Solutions Inc. (c)	6	246
		3,650
INDUSTRIALS - 12.2%
Dun & Bradstreet Corp.	14	1,090

Emerson Electric Co.	7	260
Ingersoll-Rand Co. Ltd. - Class A	9	150
Parker Hannifin Corp.	5	227
Robert Half International Inc.	54	1,117
Rockwell Automation Inc.	33	1,076
		3,920
INFORMATION TECHNOLOGY - 12.0%
Altera Corp.	66	1,102
Google Inc. - Class A (c)	1	178
International Business Machines Corp.	3	250
Lexmark International Inc. (c)	39	1,059
Microchip Technology Inc.	56	1,099
National Semiconductor Corp.	18	179
		3,867
UTILITIES - 12.2%
Dominion Resources Inc.	30	1,061
Exelon Corp.	25	1,381
FirstEnergy Corp.	4	212
PPL Corp.	42	1,283
		3,937

Total Common Stocks (cost $32,821)		31,174

INVESTMENT FUNDS - 1.4%
SPDR Trust, Series 1	5	450

Total Investment Funds (cost $439)		450

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED
SECURITIES - 0.0%
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	25	-

Total Non-U.S. Government Agency
Asset-Backed Securities (cost $25)		-

SHORT TERM INVESTMENTS - 0.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	94	94

Total Short Term Investments (cost $94)		94

Total Investments - 98.7% (cost $33,379)		31,718
Other Assets and Liabilities, Net - 1.3%		434
Total Net Assets - 100%		$ 32,152

JNL/Mellon Capital Management 25 Fund

COMMON STOCKS - 101.1%
CONSUMER DISCRETIONARY - 25.4%

DR Horton Inc. (b)	1,302	$ 9,207
KB Home (b)	830	11,302
Lennar Corp. (b)	1,096	9,506
Limited Brands Inc.	1,206	12,104
Mattel Inc.	1,033	16,520
Newell Rubbermaid Inc.	901	8,816
Shaw Communications Inc. (b)	1,133	20,030
		87,485
CONSUMER STAPLES - 23.2%
ConAgra Foods Inc.	857	14,148
HJ Heinz Co.	439	16,492
Kimberly-Clark Corp.	319	16,834
Kraft Foods Inc. - Class A	664	17,833
Sara Lee Corp.	1,472	14,408
		79,715
ENERGY - 8.9%
Enbridge Inc. (b)	499	16,212
TransCanada Corp. (b)	533	14,465
		30,677
HEALTH CARE - 4.7%
Eli Lilly & Co. (b)	398	16,028

INDUSTRIALS - 12.6%
Avery Dennison Corp. (b)	418	13,697
RR Donnelley & Sons Co.	681	9,242
Waste Management Inc. (b)	614	20,342
		43,281
MATERIALS - 26.3%
Bemis Co. Inc.	810	19,183
International Paper Co. (b)	754	8,900
MeadWestvaco Corp.	755	8,449
PPG Industries Inc.	339	14,400
RPM International Inc.	984	13,082
Sonoco Products Co.	719	16,659
Weyerhaeuser Co.	317	9,703
		90,376

Total Common Stocks (cost $537,983)		347,562

SHORT TERM INVESTMENTS - 17.2%
Securities Lending Collateral - 17.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	60,908	58,990
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	1,744	-
		58,990

Total Short Term Investments (cost $62,652)		58,990

Total Investments - 118.3% (cost $600,635)		406,552
Other Assets and Liabilities, Net - (18.3%)		-62,794
Total Net Assets - 100%		$ 343,758

JNL/Mellon Capital Management Select Small-Cap Fund

COMMON STOCKS - 101.5%
CONSUMER DISCRETIONARY - 8.1%
Amerigon Inc. (b) (c)	128	$ 418
Blue Nile Inc. (b) (c)	90	2,193
Buckle Inc. (b)	257	5,608
Deckers Outdoor Corp. (b) (c)	74	5,921
Global Sources Ltd. (b) (c)	262	1,427
iRobot Corp. (b) (c)	139	1,258
Matthews International Corp. - Class A (b)	177	6,506
True Religion Apparel Inc. (b) (c)	137	1,704
		25,035
CONSUMER STAPLES - 5.6%
Boston Beer Co. Inc. - Class A (c)	55	1,573
Chattem Inc. (b) (c)	110	7,869
Green Mountain Coffee Roasters Inc. (b) (c)	136	5,259
PriceSmart Inc. (b)	131	2,703
		17,404
ENERGY - 11.7%
Arena Resources Inc. (b) (c)	201	5,633
Atlas America Inc. (b)	230	3,419
Bristow Group Inc. (b) (c)	137	3,664
Callon Petroleum Co. (b) (c)	119	310
Carrizo Oil & Gas Inc. (b) (c)	159	2,567
Dawson Geophysical Co. (b) (c)	44	784
Golar LNG Ltd. (b)	375	2,535
Gulfmark Offshore Inc. (b) (c)	131	3,116
Hornbeck Offshore Services Inc. (b) (c)	148	2,415
NATCO Group Inc. (b) (c)	107	1,625
Petroleum Development Corp. (b) (c)	85	2,052
PetroQuest Energy Inc. (b) (c)	284	1,921
Pioneer Drilling Co. (b) (c)	285	1,590
Stone Energy Corp. (c)	-	-
Tsakos Energy Navigation Ltd.	217	3,983
TXCO Resources Inc. (b) (c)	198	295
		35,909
FINANCIALS - 3.7%
Community Bank System Inc. (b)	170	4,142
Dime Community Bancshares Inc.	192	2,557
First Merchants Corp. (b)	105	2,333
GAMCO Investors Inc.	45	1,241
Oppenheimer Holdings Inc.	76	983
		11,256
HEALTH CARE - 15.5%
Amedisys Inc. (b) (c)	152	6,273
Haemonetics Corp. (b) (c)	146	8,235
HMS Holdings Corp. (c)	143	4,514
Kendle International Inc. (b) (c)	84	2,160

Martek Biosciences Corp. (b)	189	5,725
Meridian Bioscience Inc. (b)	229	5,825
Merit Medical Systems Inc. (c)	158	2,834
Parexel International Corp. (b) (c)	321	3,118
Phase Forward Inc. (c)	246	3,080
Quidel Corp. (b) (c)	185	2,424
XenoPort Inc. (b) (c)	143	3,592
		47,780
INDUSTRIALS - 29.9%
American Ecology Corp. (b)	105	2,117
Ampco-Pittsburgh Corp.	58	1,255
Applied Industrial Technologies Inc. (b)	245	4,634
Badger Meter Inc. (b)	84	2,431
CIRCOR International Inc. (b)	95	2,618
Clean Harbors Inc. (b) (c)	117	7,396
Columbus Mckinnon Corp. (c)	109	1,485
Cubic Corp. (b)	154	4,179
Dynamic Materials Corp. (b)	71	1,375
EnerSys (c)	280	3,082
Esterline Technologies Corp. (b) (c)	169	6,394
Excel Maritime Carriers Ltd. (b)	115	806
Exponent Inc. (c)	84	2,517
Genesee & Wyoming Inc. - Class A (b) (c)	180	5,496
Geo Group Inc. (c)	291	5,251
GeoEye Inc. (b) (c)	107	2,064
GrafTech International Ltd. (b) (c)	590	4,909
Heico Corp. (b)	61	2,372
Hurco Cos. Inc. (b) (c)	37	445
InnerWorkings Inc. (b) (c)	279	1,825

Kaman Corp. - Class A	145	2,630
KHD Humboldt Wedag International Ltd. (b) (c)	171	1,914
Navios Maritime Holdings Inc. (b)	602	1,903
Orbital Sciences Corp. (c)	335	6,550
Rush Enterprises Inc. - Class A (b) (c)	150	1,283
Sun Hydraulics Corp. (b)	95	1,786
Team Inc. (c)	104	2,873
Teledyne Technologies Inc. (c)	202	9,021
Tennant Co. (b)	105	1,621
		92,232
INFORMATION TECHNOLOGY - 20.0%
Advent Software Inc. (b) (c)	151	3,022
AsiaInfo Holdings Inc. (c)	258	3,059
Bankrate Inc. (b) (c)	108	4,102
Checkpoint Systems Inc. (c)	228	2,243
DG FastChannel Inc. (b) (c)	102	1,278
EMS Technologies Inc. (b) (c)	88	2,287
EPIQ Systems Inc. (b) (c)	201	3,362
FARO Technologies Inc. (c)	95	1,596
Informatica Corp. (c)	502	6,893

Mantech International Corp. - Class A (c)	116	6,300
Omnivision Technologies Inc. (b) (c)	317	1,665
Open Text Corp. (b) (c)	291	8,782
Pericom Semiconductor Corp. (c)	147	808
Plexus Corp. (b) (c)	264	4,483
Power Integrations Inc. (b)	174	3,455
Rofin-Sinar Technologies Inc. (b) (c)	169	3,472
ScanSource Inc. (b) (c)	149	2,866
Vocus Inc. (b) (c)	100	1,821
		61,494
MATERIALS - 4.5%
Arch Chemicals Inc. (b)	142	3,693
Grief Inc.	136	4,548
Hecla Mining Co. (b) (c)	701	1,964
Olympic Steel Inc. (b)	63	1,276
Stepan Co. (b)	53	2,508
		13,989
TELECOMMUNICATION SERVICES - 2.5%
Premiere Global Services Inc. (b) (c)	356	3,062
Syniverse Holdings Inc. (c)	389	4,638
		7,700

Total Common Stocks (cost $498,044)		312,799

SHORT TERM INVESTMENTS - 25.9%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.07% (a) (f)	1,264	1,264

Securities Lending Collateral - 25.5%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	81,087	78,532
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	2,260	-
		78,532

Total Short Term Investments (cost $84,610)		79,796

Total Investments - 127.4% (cost $582,654)		392,595
Other Assets and Liabilities, Net - (27.4%)		-84,439
Total Net Assets - 100%		$ 308,156

JNL/Mellon Capital Management JNL 5 Fund

COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.8%
AutoZone Inc. (c)	352	$ 49,158
GKN Plc	16,091	22,405
H&R Block Inc. (b)	2,461	55,908
Home Depot Inc. (b)	1,357	31,230
International Game Technology	1,736	20,638
Ladbrokes Plc	12,596	33,832
Limited Brands Inc. (b)	2,325	23,344

Macy’s Inc.	2,168	22,436
Mattel Inc.	1,903	30,442
Nordstrom Inc.	1,565	20,834
Sherwin-Williams Co.	756	45,191
Starwood Hotels & Resorts Worldwide Inc.	1,091	19,526
Yue Yuen Industrial Holdings Ltd. (b)	17,331	34,409
Other Securities		104,324
		513,677
CONSUMER STAPLES - 10.9%
General Mills Inc.	794	48,225
Kraft Foods Inc. - Class A	1,886	50,630
Kroger Co.	1,842	48,650
Philip Morris International Inc.	724	31,512
SUPERVALU Inc.	1,407	20,537
Wal-Mart Stores Inc.	842	47,204
Other Securities		87,309
		334,067
ENERGY - 3.7%
Spectra Energy Corp.	1,703	26,811
Teekay Corp.	1,169	22,969
Other Securities		64,411
		114,191
FINANCIALS - 12.7%
Bank of America Corp.	5,814	81,862
BOC Hong Kong Holdings Ltd.	26,069	29,839
JPMorgan Chase & Co.	2,134	67,270
RSA Insurance Group Plc	21,961	43,763
San Juan Basin Royalty Trust	649	20,103
Other Securities		144,576
		387,413
HEALTH CARE - 12.0%
Eli Lilly & Co.	824	33,183
Merck & Co. Inc.	1,607	48,856
Pfizer Inc.	6,066	107,424
Quest Diagnostics Inc.	804	41,722
Other Securities		135,365
		366,550
INDUSTRIALS - 15.4%
Avery Dennison Corp. (b)	827	27,069
CH Robinson Worldwide Inc.	898	49,416
Citic Pacific Ltd.	23,607	25,791
General Electric Co.	5,685	92,089
Pitney Bowes Inc.	1,150	29,314
Textron Inc. (b)	1,640	22,754
Waste Management Inc.	1,505	49,887
Other Securities		175,589
		471,909
INFORMATION TECHNOLOGY - 5.1%
Logica Plc (b)	35,990	36,181
Motorola Inc.	4,603	20,391

Other Securities		98,543
		155,115
MATERIALS - 11.3%
Alcoa Inc.	7,953	89,546
EI Du Pont de Nemours & Co.	3,462	87,597
PPG Industries Inc.	473	20,081
Rohm & Haas Co.	733	45,308
Other Securities		104,052
		346,584
TELECOMMUNICATION SERVICES - 8.0%
AT&T Inc.	2,311	65,852
BCE Inc.	975	19,978
BT Group Plc	14,896	29,957
PCCW Ltd. (b)	84,172	40,411
Verizon Communications Inc. (b)	1,907	64,637
Other Securities		22,921
		243,756
UTILITIES - 3.6%
Cheung Kong Infrastructure Holdings Ltd.	17,593	66,438
Other Securities		42,446
		108,884

Total Common Stocks (cost $4,092,400)		3,042,146

INVESTMENT FUNDS - 0.7%
SPDR Trust Series 1 (b)	240	21,700

Total Investment Funds (cost $21,457)		21,700

SHORT TERM INVESTMENTS - 13.6%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.07% (a) (f)	6,330	6,330

Securities Lending Collateral - 13.4%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	422,667	409,353
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	13,809	-
		409,353

Total Short Term Investments (cost $442,806)		415,683

Total Investments - 113.8% (cost $4,556,663)		3,479,529
Other Assets and Liabilities, Net - (13.8%)		-422,922
Total Net Assets - 100%		$3,056,607

JNL/Mellon Capital Management VIP Fund

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.8%
Apollo Group Inc. - Class A (c)	48	$ 3,673

AutoZone Inc. (c)	16	2,202
Comcast Corp. - Class A	156	2,634
Daimler AG	47	1,785
DirecTV Group Inc. (c)	80	1,823
McDonald’s Corp.	53	3,307
Renault SA	69	1,805
Walt Disney Co. (b)	84	1,909
Other Securities		10,529
		29,667

CONSUMER STAPLES - 5.7%
Anheuser-Busch InBev NV	74	1,714
Clorox Co.	35	1,919
Wal-Mart Stores Inc.	59	3,288
Other Securities		7,477
		14,398
ENERGY - 5.3%
Chevron Corp.	38	2,788
ConocoPhillips	28	1,442
ENI SpA	103	2,488
ENSCO International Inc.	52	1,489
StatoilHydro ASA	121	2,017
Other Securities		3,060
		13,284
FINANCIALS - 16.5%
AXA SA	77	1,736
Banco Bilbao Vizcaya Argentaria SA	136	1,691
Banco Santander SA	175	1,687
BNP Paribas	39	1,693
Deutsche Bank AG	52	2,040
Nordea Bank AB	231	1,644
Sampo Oyj	91	1,723
Skandinaviska Enskilda Banken AB	228	1,844
Travelers Cos. Inc.	32	1,440
Other Securities		25,919
		41,417
HEALTH CARE - 16.4%
Amgen Inc. (c)	113	6,537
Bristol-Myers Squibb Co.	141	3,268
Express Scripts Inc. (c)	71	3,906
Johnson & Johnson	55	3,317
Medco Health Solutions Inc. (c)	61	2,577
Teva Pharmaceutical Industries Ltd. - ADR (b)	163	6,919
Other Securities		14,581
		41,105
INDUSTRIALS - 11.7%
Deutsche Post AG	105	1,771
Honeywell International Inc.	44	1,447
Robert Half International Inc.	70	1,462
Sandvik AB	268	1,724

Other Securities		23,066
		29,470
INFORMATION TECHNOLOGY - 17.0%
Altera Corp.	109	1,819
Automatic Data Processing Inc.	38	1,513
Cisco Systems Inc. (c)	255	4,162
Hewlett-Packard Co.	54	1,951
Intel Corp.	283	4,151
International Business Machines Corp.	30	2,557
Microsoft Corp.	288	5,605
Oracle Corp. (c)	253	4,488
Other Securities		16,329
		42,575
MATERIALS - 3.1%
BASF SE	45	1,744
Other Securities		6,046
		7,790
TELECOMMUNICATION SERVICES - 2.1%
Portugal Telecom SGPS SA	197	1,684
TeliaSonera AB (b)	401	2,017
Other Securities		1,410
		5,111
UTILITIES - 8.4%
Enel SpA	315	2,031
Exelon Corp.	38	2,127
Fortum Oyj	82	1,781
PPL Corp.	59	1,809
Other Securities		13,214
		20,962

Total Common Stocks (cost $290,021)		245,779

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Other Securities		-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	744	744

Securities Lending Collateral - 9.0%
Mellon GSL DBT II Collateral Fund 1.67% (a) (f)	23,317	22,583
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	934	-
		22,583

Total Short Term Investments (cost $24,995)		23,327

Total Investments - 107.3% (cost $315,016)		269,106
Other Assets and Liabilities, Net - (7.3%)		-18,227
Total Net Assets - 100%		$ 250,879

JNL/Mellon Capital Management JNL Optimized 5 Fund

COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 18.3%
Apollo Group Inc. - Class A (c)	42	$ 3,218
Comcast Corp. - Class A	295	4,974
Daimler AG	84	3,210
DirecTV Group Inc. (c)	150	3,442
Ladbrokes Plc	956	2,568
McDonald’s Corp.	100	6,244
Renault SA	124	3,246
Yue Yuen Industrial Holdings Ltd.	1,335	2,651
Other Securities		28,666
		58,219
CONSUMER STAPLES - 5.6%
Anheuser-Busch InBev NV	133	3,083
Wal-Mart Stores Inc.	111	6,209
Other Securities		8,626
		17,918
ENERGY - 4.1%
ENI SpA	169	4,067
StatoilHydro ASA	233	3,895
Other Securities		4,944
		12,906

FINANCIALS - 11.5%
AXA SA	139	3,122
Banco Bilbao Vizcaya Argentaria SA	245	3,041
Banco Santander SA	314	3,035
Bank of America Corp.	171	2,412
BNP Paribas	71	3,045
BOC Hong Kong Holdings Ltd.	2,400	2,747
Deutsche Bank AG	93	3,696
Nordea Bank AB	415	2,958
RSA Insurance Group Plc	1,690	3,368
Sampo Oyj	164	3,098
Skandinaviska Enskilda Banken AB	411	3,317
Other Securities		2,650
		36,489
HEALTH CARE - 19.7%
Amgen Inc. (c)	214	12,344
Bristol-Myers Squibb Co.	316	7,355
Eli Lilly & Co.	54	2,191

Express Scripts Inc. (c)	78	4,286
Johnson & Johnson	105	6,263
Medco Health Solutions Inc. (c)	91	3,825
Pfizer Inc.	182	3,222
Teva Pharmaceutical Industries Ltd. - ADR (b)	310	13,179
Other Securities		9,787
		62,452
INDUSTRIALS - 7.1%
Deutsche Post AG	188	3,185
General Electric Co. (b)	151	2,447
Sandvik AB	483	3,101
Other Securities		13,679
		22,412
INFORMATION TECHNOLOGY - 18.0%
Automatic Data Processing Inc.	73	2,858
Cisco Systems Inc. (c)	487	7,941
Intel Corp.	565	8,288
Logica Plc	2,772	2,787
Microsoft Corp.	423	8,225
Oracle Corp. (c)	483	8,557
Other Securities		18,384
		57,040
MATERIALS - 5.4%
Alcoa Inc.	200	2,257
BASF SE	81	3,136
EI Du Pont de Nemours & Co.	92	2,318
Other Securities		9,763
		17,474
TELECOMMUNICATION SERVICES - 5.7%
BT Group Plc	1,657	3,333
PCCW Ltd.	6,477	3,110
Portugal Telecom SGPS SA	354	3,028
TeliaSonera AB	774	3,896
Other Securities		4,693
		18,060
UTILITIES - 3.8%
Cheung Kong Infrastructure Holdings Ltd.	1,358	5,127
Enel SpA	609	3,922
Fortum Oyj	147	3,203
		12,252

Total Common Stocks (cost $404,302)		315,222

RIGHTS - 0.0%
Other Securities		-

Total Rights (cost $0)		-

WARRANTS - 0.0%

Other Securities		-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 5.5%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	1,019	1,019

Securities Lending Collateral - 5.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	16,905	16,373
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	591	-
		16,373

Total Short Term Investments (cost $18,515)		17,392

Total Investments - 104.7% (cost $422,817)		332,614
Other Assets and Liabilities, Net - (4.7%)		-15,056
Total Net Assets - 100%		$ 317,558

JNL/Mellon Capital Management S&P® SMid 60 Fund

COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 22.7%
AH Belo Corp. - Class A	4	$ 8
Barnes & Noble Inc.	58	866
Belo Corp.	19	29
Boyd Gaming Corp.	170	802
Cabela’s Inc. - Class A (c)	60	350
Charlotte Russe Holding Inc. (c)	62	403
Christopher & Banks Corp.	80	448
Collective Brands Inc. (c)	74	871
Foot Locker Inc.	102	746
Genesco Inc.	23	387
HSN Inc. (c)	63	461
Jo-Ann Stores Inc. (c)	26	407
Landry’s Restaurants Inc.	33	381
Meritage Homes Corp. (c)	37	454
OfficeMax Inc.	53	401
Pinnacle Entertainment Inc. (c)	54	413
Regis Corp.	59	857
Scholastic Corp.	60	813
Superior Industries International Inc. (b)	9	95
Ticketmaster Entertainment Inc. (c)	61	390
Toll Brothers Inc. (b) (c)	16	348
Tween Brands Inc. (c)	73	314
		10,244
CONSUMER STAPLES - 1.9%
Great Atlantic & Pacific Tea Co. (c)	67	417
JM Smucker Co.	6	275
Smithfield Foods Inc. (b) (c)	11	159

		851
ENERGY - 17.9%
Basic Energy Services Inc. (c)	34	449
Bill Barrett Corp. (c)	41	861
Cimarex Energy Co.	31	822
Exterran Holdings Inc. (c)	40	854
Newfield Exploration Co. (c)	43	843
Overseas Shipholding Group Inc. (b)	22	924
Patterson-UTI Energy Inc.	72	831
Plains Exploration & Production Co. (c)	37	850
Southern Union Co.	61	800
Unit Corp. (c)	32	845
		8,079
FINANCIALS - 19.4%
AmeriCredit Corp. (c)	116	889
Associated Bancorp (b)	12	252
BioMed Realty Trust Inc.	7	82
Boston Private Financial Holdings Inc. (b)	6	41
Cathay General Bancorp (b)	12	292
Central Pacific Financial Corp.	40	403
Delphi Financial Group Inc.	23	431
DiamondRock Hospitality Co.	11	55
Everest Re Group Ltd.	3	247
Hanover Insurance Group Inc.	7	306
Hospitality Properties Trust	56	835
Infinity Property & Casualty Corp.	5	211
Mercury General Corp. (b)	7	301
New York Community Bancorp Inc.	19	222
Piper Jaffray Cos. (b) (c)	3	139
Provident Bankshares Corp.	43	413
South Financial Group Inc.	91	394
Sterling Financial Corp. / WA	51	445
Susquehanna Bancshares Inc. (b)	9	139
Synovus Financial Corp.	99	821
UCBH Holdings Inc.	64	441
Unitrin Inc. (b)	7	107
Webster Financial Corp.	62	849
Wintrust Financial Corp.	20	411
Zenith National Insurance Corp.	2	52
		8,778
HEALTH CARE - 4.6%
Community Health Systems Inc. (c)	56	819
Cross Country Healthcare Inc. (b) (c)	11	101
LifePoint Hospitals Inc. (c)	36	814
Par Pharmaceutical Cos. Inc. (c)	14	182
PharMerica Corp. (b) (c)	12	184
		2,100
INDUSTRIALS - 10.9%
Ceradyne Inc. (c)	20	411
Consolidated Graphics Inc. (c)	19	426

Gibraltar Industries Inc.	37	446
Insituform Technologies Inc. - Class A (b) (c)	11	217
MPS Group Inc. (c)	30	223
Oshkosh Truck Corp.	98	875
SkyWest Inc.	22	414
Trinity Industries Inc.	52	821
United Rentals Inc. (c)	93	849
Viad Corp. (b)	5	127
Watts Water Technologies Inc. (b)	5	135
		4,944
INFORMATION TECHNOLOGY - 13.2%
3Com Corp. (c)	72	165
ADC Telecommunications Inc. (c)	160	878
Agilysis Inc. (b)	11	48
Avid Technology Inc. (b) (c)	6	63
Axcelis Technologies Inc. (c)	35	18
Black Box Corp.	4	117
Brightpoint Inc. (c)	97	421
Electro Scientific Industries Inc. (c)	8	55
Fairchild Semiconductor International Inc. (c)	170	829
Imation Corp. (b)	16	211
InfoSpace Inc. (b)	9	66
Ingram Micro Inc. - Class A (c)	18	242
International Rectifier Corp. (b) (c)	10	130
Kemet Corp. (b) (c)	46	13
Newport Corp. (b) (c)	13	87
Novatel Wireless Inc. (c)	91	424
Rudolph Technologies Inc. (b) (c)	15	50
Tech Data Corp. (c)	9	153
United Online Inc.	70	426
Vishay Intertechnology Inc. (c)	231	791
Western Digital Corp. (c)	67	771
		5,958
MATERIALS - 4.6%
Chemtura Corp.	42	59
Commercial Metals Co.	68	808
Cytec Industries Inc.	5	111
Headwaters Inc. (c)	56	375
Louisiana-Pacific Corp. (b)	24	36
Olympic Steel Inc.	21	432
Sensient Technologies Corp.	12	275
		2,096
UTILITIES - 2.8%
Great Plains Energy Inc.	11	214
IDACORP Inc. (b)	9	273
PNM Resources Inc. (b)	76	767
		1,254

Total Common Stocks (cost $45,754)		44,304

INVESTMENT FUNDS - 1.2%
iShares S&P 400 Index Fund	7	372
iShares S&P SmallCap 600 Index Fund (b)	4	186

Total Investment Funds (cost $540)		558

SHORT TERM INVESTMENTS - 23.7%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.07% (a) (f)	184	184

Securities Lending Collateral - 23.3%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	10,884	10,541
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	284	-
		10,541

Total Short Term Investments (cost $11,352)		10,725

Total Investments - 122.9% (cost $57,646)		55,587
Other Assets and Liabilities, Net - (22.9%)		-10,367
Total Net Assets - 100%		$ 45,220

JNL/Mellon Capital Management NYSE® International 25 Fund

COMMON STOCKS - 100.7%
CONSUMER DISCRETIONARY - 10.0%
Daimler AG (b)	56	$ 2,145
Honda Motor Co. Ltd. - ADR (b)	25	539
Panasonic Corp. - ADR	41	510
Sony Corp. - ADR	78	1,703

Toyota Motor Corp. - ADR	8	516
		5,413
ENERGY - 8.2%
ENI SpA - ADR (b)	12	552
Petro-Canada	74	1,621
Repsol YPF SA - ADR (b)	105	2,263
		4,436
FINANCIALS - 54.7%
Aegon NV - NYS	48	288
Allianz SE - ADR (b)	196	2,127
Allied Irish Banks Plc - ADR (b)	18	85
AXA SA - ADR (b)	105	2,360
Banco Bilbao Vizcaya Argentaria SA - ADR	132	1,654
Banco Santander SA - ADR	169	1,604
Barclays Plc - ADR (b)	210	2,054
Canadian Imperial Bank of Commerce (b)	12	489
Credit Suisse Group AG - ADR	77	2,179
Deutsche Bank AG (b)	52	2,103
HSBC Holdings Plc - ADR (b)	46	2,250
ING Groep NV - ADR (b)	185	2,049

KB Financial Group Inc. - ADR (b) (c)	11	299
Lloyds TSB Group Plc - ADR (b)	242	1,864
Mitsubishi UFJ Financial Group Inc. - ADR	88	545
Mizuho Financial Group Inc. - ADR (b)	87	504
National Bank of Greece SA - ADR	484	1,845
Royal Bank of Scotland Group Plc - ADR	122	1,867
Toronto-Dominion Bank	48	1,734
UBS AG (c)	121	1,731
		29,631
INFORMATION TECHNOLOGY - 3.0%
Hitachi Ltd. - ADR	41	1,622

MATERIALS - 6.1%
ArcelorMittal	68	1,679
POSCO Inc. - ADR	22	1,627
		3,306
TELECOMMUNICATION SERVICES - 11.3%
Deutsche Telekom AG - ADR	39	590
France Telecom SA - ADR (b)	23	655
Nippon Telegraph & Telephone Corp. - ADR	98	2,669
Telecom Italia SpA - ADR (b)	135	2,199
		6,113
UTILITIES - 7.4%
Korea Electric Power Corp. - ADR (c)	200	2,323
Veolia Environnement - ADR	54	1,711
		4,034

Total Common Stocks (cost $77,729)		54,555

INVESTMENT FUNDS - 0.8%
iShares MSCI EAFE Index Fund (b)	10	442

Total Investment Funds (cost $423)		442

SHORT TERM INVESTMENTS - 20.2%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	106	106

Securities Lending Collateral - 19.9%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	11,141	10,790

Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	398	-
		10,790

Total Short Term Investments (cost $11,645)		10,896

Total Investments - 121.7% (cost $89,797)		65,893
Other Assets and Liabilities, Net - (21.7%)		-11,732

Total Net Assets - 100%		$ 54,161

JNL/Mellon Capital Management Communications Sector Fund

COMMON STOCKS - 100.8%
CONSUMER DISCRETIONARY - 2.2%
RCN Corp. (c)	14	$ 85
Virgin Media Inc. (b)	109	545
		630
FINANCIALS - 4.4%
Leucadia National Corp. (b)	64	1,273

TELECOMMUNICATION SERVICES - 94.2%
AT&T Inc.	248	7,073
CenturyTel Inc. (b)	38	1,043
Cincinnati Bell Inc. (b) (c)	89	171
Embarq Corp. (b)	45	1,601
Frontier Communications Corp.	118	1,030
Leap Wireless International Inc. (b) (c)	19	502
Level 3 Communications Inc. (b) (c)	512	358
MetroPCS Communications Inc. (b) (c)	68	1,011
NII Holdings Inc. - Class B (b) (c)	62	1,123
Qwest Communications International Inc. (b)	457	1,663
Sprint Nextel Corp. (c)	760	1,392
Telephone & Data Systems Inc.	20	628
Telephone & Data Systems Inc. - Special Shares	19	535
tw telecom inc. (b) (c)	55	468
US Cellular Corp. (c)	6	255
Verizon Communications Inc.	206	6,997
Windstream Corp.	150	1,380
		27,230

Total Common Stocks (cost $43,630)		29,133

SHORT TERM INVESTMENTS - 17.9%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	83	83

Securities Lending Collateral - 17.6%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	5,257	5,091
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	124	-
		5,091

Total Short Term Investments (cost $5,464)		5,174

Total Investments - 118.7% (cost $49,094)		34,307
Other Assets and Liabilities, Net - (18.7%)		-5,400
Total Net Assets - 100%		$ 28,907

JNL/Mellon Capital Management Consumer Brands Sector Fund

COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 64.8%
Amazon.com Inc. (c)	7	$ 360
Apollo Group Inc. - Class A (c)	3	226
AutoZone Inc. (c)	1	110
Bed Bath & Beyond Inc. (b) (c)	6	151
Best Buy Co. Inc.	8	215
Cablevision Systems Corp. - Class A	5	89
Carnival Corp.	10	234
CBS Corp. - Class B	13	108
Comcast Corp. - Class A	43	733
Comcast Corp. - Special Class A	19	299
DirecTV Group Inc. (b) (c)	12	286
Discovery Communications Inc. (c)	6	85
Dollar Tree Inc. (c)	2	85
Gap Inc.	12	160
H&R Block Inc.	8	175
Home Depot Inc.	39	891
J.C. Penney Co. Inc.	4	87
Kohl’s Corp. (c)	7	238
Liberty Global Inc. (c)	3	49
Liberty Global Inc. - Class A (c)	3	54
Liberty Media Corp. - Capital	2	12
Liberty Media Corp. - Entertainment - Class A (c)	11	196
Liberty Media Corp. - Interactive (c)	13	40
Lowe’s Cos. Inc.	33	717
Macy’s Inc.	10	98
Marriott International Inc. - Class A	7	136
McDonald’s Corp.	25	1,581
McGraw-Hill Cos. Inc.	7	168
News Corp. - Class A	41	376
News Corp. - Class B	10	94
Omnicom Group Inc.	7	191
O’Reilly Automotive Inc. (c)	3	93
Ross Stores Inc.	3	90
Staples Inc.	16	289
Starbucks Corp. (c)	17	156
Target Corp.	16	539
Time Warner Inc.	82	821
Time Warner Cable Inc. - Class A (c)	4	76
TJX Cos. Inc.	9	195
Viacom Inc. - Class A (b) (c)	0	6
Viacom Inc. - Class B (c)	13	244
Walt Disney Co.	40	898
Yum! Brands Inc.	11	334
Other Securities		3,258
		15,243
CONSUMER STAPLES - 26.6%
Costco Wholesale Corp.	10	517

CVS Caremark Corp.	33	938
Kroger Co.	14	367
Safeway Inc.	10	233
SYSCO Corp.	14	314
Walgreen Co.	23	557
Wal-Mart Stores Inc.	56	3,119
Other Securities		218
		6,263
ENERGY - 0.1%
Other Securities		39

HEALTH CARE - 3.3%
AmerisourceBergen Corp.	4	128
Cardinal Health Inc.	8	280
McKesson Corp.	6	244
Other Securities		126
		778
INDUSTRIALS - 2.9%
Delta Air Lines Inc. (b) (c)	14	164
Dun & Bradstreet Corp.	1	95
Southwest Airlines Co.	17	143
Other Securities		278
		680
INFORMATION TECHNOLOGY - 2.0%
eBay Inc. (c)	25	350
Other Securities		111
		461

Total Common Stocks (cost $31,243)		23,464

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.07% (a) (f)	53	53

Securities Lending Collateral - 6.7%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	1,625	1,574
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	30	-
		1,574

Total Short Term Investments (cost $1,709)		1,627

Total Investments - 106.6% (cost $32,952)		25,091
Other Assets and Liabilities, Net - (6.6%)		-1,559
Total Net Assets - 100%		$ 23,532

JNL/Mellon Capital Management Financial Sector Fund

COMMON STOCKS - 100.4%
FINANCIALS - 97.3%
ACE Ltd.	21	$ 1,099

AFLAC Inc.	29	1,315
Allstate Corp.	34	1,107
American Express Co.	64	1,184
Ameriprise Financial Inc.	13	315
Annaly Capital Management Inc. (b)	34	536
AON Corp.	15	701
Bank of America Corp.	270	3,799
Bank of New York Mellon Corp. (a)	71	2,004
BB&T Corp. (b)	34	944
Boston Properties Inc.	7	412
Capital One Financial Corp. (b)	25	783
Charles Schwab Corp.	59	950
Chubb Corp.	22	1,146
Citigroup Inc.	338	2,268
CME Group Inc.	4	870
Equity Residential	17	507
Franklin Resources Inc.	10	634
Goldman Sachs Group Inc.	25	2,101
Hartford Financial Services Group Inc.	18	302
HCP Inc.	16	437
Hudson City Bancorp Inc.	30	484
IntercontinentalExchange Inc. (c)	4	366
Invesco Ltd.	25	355
JPMorgan Chase & Co.	119	3,738
Loews Corp.	22	627
Marsh & McLennan Cos. Inc.	32	776
Merrill Lynch & Co. Inc.	80	931
MetLife Inc.	31	1,097
Morgan Stanley	60	968
Northern Trust Corp.	14	717
NYSE Euronext	14	388
Plum Creek Timber Co. Inc. (b)	11	378
PNC Financial Services Group Inc.	22	1,057
Principal Financial Group Inc.	15	344
Progressive Corp.	40	590
Prudential Financial Inc.	27	804
Public Storage Inc. (b)	8	641
Regions Financial Corp. (b)	44	350
Simon Property Group Inc.	14	742
State Street Corp.	27	1,059
SunTrust Banks Inc.	22	654
T. Rowe Price Group Inc. (b)	16	578
Travelers Cos. Inc.	37	1,661
U.S. Bancorp (b)	107	2,680
Unum Group (b)	22	407
Vornado Realty Trust	9	545
Wachovia Corp.	135	748
Wells Fargo & Co.	128	3,765
Other Securities		22,846
		73,710

INDUSTRIALS - 0.2%
Other Securities		221

INFORMATION TECHNOLOGY - 2.9%
MasterCard Inc. (b)	5	721
Visa Inc. - Class A	28	1,458
		2,179
MATERIALS - 0.0%
Other Securities		7

Total Common Stocks (cost $123,446)		76,117

SHORT TERM INVESTMENTS - 16.8%
Mutual Funds – 1.0%
JNL Money Market Fund, 1.07% (a) (f)	699	699

Securities Lending Collateral - 15.8%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	12,397	12,007
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	261	-
		12,007

Total Short Term Investments (cost $13,357)		12,706

Total Investments - 117.2% (cost $136,803)		88,823
Other Assets and Liabilities, Net - (17.2%)		-13,032
Total Net Assets - 100%		$ 75,791

JNL/Mellon Capital Management Healthcare Sector Fund

COMMON STOCKS - 99.9%
HEALTH CARE - 99.9%
Abbott Laboratories	152	$ 8,100
Aetna Inc.	46	1,320
Alcon Inc.	8	669
Allergan Inc.	30	1,218
Amgen Inc. (c)	104	6,028
Baxter International Inc.	61	3,267
Becton Dickinson & Co.	23	1,547
Biogen Idec Inc. (c)	29	1,372
Boston Scientific Corp. (c)	146	1,127
Bristol-Myers Squibb Co.	194	4,515
Celgene Corp. (c)	45	2,472
Cephalon Inc. (b) (c)	7	508
Cigna Corp.	27	448
Covidien Ltd.	49	1,770
CR Bard Inc.	10	829
DaVita Inc. (c)	10	500
DENTSPLY International Inc.	14	392
Eli Lilly & Co.	95	3,844
Endo Pharmaceuticals Holdings Inc. (b) (c)	12	306

Express Scripts Inc. (c)	21	1,134
Forest Laboratories Inc. (c)	30	770
Genentech Inc. (c)	46	3,794
Genzyme Corp. (c)	26	1,742
Gilead Sciences Inc. (c)	90	4,595
Henry Schein Inc. (c)	9	329
Hologic Inc.	25	327
Hospira Inc. (c)	15	416
Humana Inc. (c)	17	630
Illumina Inc.	12	319
Intuitive Surgical Inc. (c)	4	494
Johnson & Johnson	276	16,489
Laboratory Corp. of America Holdings (c)	11	688
Life Technologies Corp.	17	397
Medco Health Solutions Inc. (c)	50	2,075
Medtronic Inc.	111	3,483
Merck & Co. Inc.	209	6,341
Myriad Genetics Inc. (c)	5	308
Pfizer Inc.	665	11,775
Quest Diagnostics Inc.	15	774
Schering-Plough Corp.	159	2,712
St. Jude Medical Inc. (c)	34	1,123
Stryker Corp. (b)	31	1,219
Thermo Fisher Scientific Inc. (b) (c)	41	1,404
UnitedHealth Group Inc.	121	3,213
Varian Medical Systems Inc. (b) (c)	12	426
Vertex Pharmaceuticals Inc. (c)	15	451
Waters Corp. (c)	10	356
WellPoint Inc. (c)	50	2,118
Wyeth	132	4,938
Zimmer Holdings Inc. (c)	22	895
Other Securities		11,325

Total Common Stocks (cost $160,903)		127,292

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.07% (a) (f)	491	491

Securities Lending Collateral - 2.1%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	2,797	2,709
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	78	-
		2,709

Total Short Term Investments (cost $3,366)		3,200

Total Investments - 102.4% (cost $164,269)		130,492
Other Assets and Liabilities, Net - (2.4%)		-3,025
Total Net Assets - 100%		$ 127,467

JNL/Mellon Capital Management Oil & Gas Sector Fund

COMMON STOCKS - 99.9%
ENERGY - 98.4%
Anadarko Petroleum Corp.	168	$ 6,480
Apache Corp.	120	8,963
Arena Resources Inc. (c)	20	554
Atlas America Inc.	24	359
Atwood Oceanics Inc. (c)	31	471
Baker Hughes Inc.	114	3,670
Berry Petroleum Co. - Class A (b)	38	287
Bill Barrett Corp. (b) (c)	20	419
BJ Services Co.	119	1,384
Bristow Group Inc. (b) (c)	17	444
Cabot Oil & Gas Corp. - Class A (b)	43	1,116
Cameron International Corp. (c)	85	1,747
Carrizo Oil & Gas Inc. (c)	21	332
Chesapeake Energy Corp. (b)	224	3,615
Chevron Corp.	637	47,131
Cimarex Energy Co.	36	954
Complete Production Services Inc. (b) (c)	40	323
Comstock Resources Inc. (c)	20	941
Concho Resources Inc. (c)	30	675
ConocoPhillips	403	20,893
Continental Resources Inc. (b) (c)	19	397
Core Laboratories NV	11	654
Crosstex Energy Inc. (b)	34	131
Delta Petroleum Corp. (b) (c)	49	233
Denbury Resources Inc. (c)	102	1,119
Devon Energy Corp.	151	9,924
Diamond Offshore Drilling Inc. (b)	26	1,532
Dresser-Rand Group Inc. (c)	39	671
Dril-Quip Inc. (c)	19	396
El Paso Corp. (b)	272	2,133
Encore Acquisition Co. (c)	25	629
ENSCO International Inc.	56	1,599
EOG Resources Inc.	90	5,995
EXCO Resources Inc. (b) (c)	81	732
Exterran Holdings Inc. (b) (c)	31	662
Exxon Mobil Corp.	1,050	83,859
FMC Technologies Inc. (b)	51	1,226
Forest Oil Corp. (c)	42	685
Frontier Oil Corp.	50	636
Global Industries Ltd. (b) (c)	73	254
Goodrich Petroleum Corp. (b) (c)	15	452
Halliburton Co.	326	5,927
Helix Energy Solutions Group Inc. (b) (c)	54	391
Helmerich & Payne Inc.	42	945
Hercules Offshore Inc. (c)	67	320

Hess Corp.	106	5,683
Holly Corp.	24	440
ION Geophysical Corp. (c)	88	302
Key Energy Services Inc. (c)	83	365
Marathon Oil Corp.	258	7,055
Mariner Energy Inc. (c)	46	473
Murphy Oil Corp.	71	3,151
Nabors Industries Ltd. (c)	115	1,381
National Oilwell Varco Inc. (c)	153	3,731
Newfield Exploration Co. (c)	55	1,093
Newpark Resources Inc. (b) (c)	83	309
Noble Corp.	101	2,232
Noble Energy Inc. (b)	64	3,145
Occidental Petroleum Corp.	289	17,359
Oceaneering International Inc. (c)	25	739
Oil States International Inc. (c)	27	499
Parker Drilling Co. (b) (c)	92	266
Patterson-UTI Energy Inc. (b)	70	802
Penn Virginia Corp. (b)	21	557
PetroHawk Energy Corp. (c)	100	1,560
Pioneer Natural Resources Co. (b)	52	846
Plains Exploration & Production Co. (c)	46	1,058
Precision Drilling Trust	11	94
Pride International Inc. (c)	72	1,151
Quicksilver Resources Inc. (c)	73	408
Range Resources Corp.	60	2,050
Rowan Cos. Inc. (b)	51	804
SandRidge Energy Inc. (c)	63	389
Schlumberger Ltd.	395	16,729
SEACOR Holdings Inc. (b) (c)	10	644
Smith International Inc.	85	1,943
Southwestern Energy Co. (c)	127	3,672
St. Mary Land & Exploration Co. (b)	31	621
Stone Energy Corp. (c)	28	313
Sunoco Inc.	46	1,980
Superior Energy Services Inc. (c)	39	614
Swift Energy Co. (c)	21	355
Tesoro Corp. (b)	61	801
Tetra Technologies Inc. (c)	54	262
Tidewater Inc.	23	906
Transocean Ltd. (c)	117	5,511
Ultra Petroleum Corp. (c)	59	2,028
Unit Corp. (c)	23	618
Valero Energy Corp.	191	4,139
W&T Offshore Inc. (b)	22	312
Weatherford International Ltd. (c)	256	2,774
Whiting Petroleum Corp. (c)	20	679
Williams Cos. Inc.	216	3,125
XTO Energy Inc.	209	7,375
		335,603

INDUSTRIALS - 1.2%
Chart Industries Inc. (c)	17	181
Evergreen Solar Inc. (b) (c)	110	350
First Solar Inc. (c)	17	2,389
SunPower Corp. - Class A (b) (c)	20	745
SunPower Corp. - Class B (c)	21	624
		4,289
UTILITIES - 0.3%
OGE Energy Corp.	39	1,006

Total Common Stocks (cost $465,327)		340,898

SHORT TERM INVESTMENTS - 9.5%
Mutual Funds - 6.8%
JNL Money Market Fund, 1.07% (a) (f)	23,383	23,383

Securities Lending Collateral - 2.7%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	9,417	9,120
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	236	-
		9,120

Total Short Term Investments (cost $33,036)		32,503

Total Investments - 109.4% (cost $498,363)		373,401
Other Assets and Liabilities, Net - (9.4%)		-32,186
Total Net Assets - 100%		$ 341,215

JNL/Mellon Capital Management Technology Sector Fund

COMMON STOCKS - 100.0%
HEALTH CARE - 0.2%
Other Securities		$ 109

INDUSTRIALS - 0.5%
Pitney Bowes Inc.	9	233
Other Securities		14
		247
INFORMATION TECHNOLOGY - 97.7%
Adobe Systems Inc. (c)	27	578
Altera Corp.	13	220
Amdocs Ltd. (c)	8	150
Analog Devices Inc.	12	235
Apple Inc. (c)	36	3,089
Applied Materials Inc.	68	688
Autodesk Inc. (c)	10	193
BMC Software Inc. (c)	8	220
Broadcom Corp. - Class A (c)	19	319
CA Inc.	18	326
Check Point Software Technologies Ltd. (c)	8	148
Cisco Systems Inc. (c)	244	3,979
Citrix Systems Inc. (c)	8	186
Cognizant Technology Solutions Corp. (c)	12	221
Computer Sciences Corp. (c)	7	238
Corning Inc.	74	708
Dell Inc. (c)	87	895
EMC Corp. (c)	104	1,090
Google Inc. - Class A (c)	8	2,610
Harris Corp.	6	218
Hewlett-Packard Co.	99	3,598
Intel Corp.	233	3,421
International Business Machines Corp.	55	4,644
Intuit Inc. (c)	13	299
Juniper Networks Inc. (c)	23	407
KLA-Tencor Corp.	7	161
Linear Technology Corp. (b)	9	201
Marvell Technology Group Ltd. (c)	22	144
Maxim Integrated Products Inc.	13	146
McAfee Inc. (c)	6	223
MEMC Electronic Materials Inc. (c)	10	144
Microchip Technology Inc. (b)	8	153
Microsoft Corp.	330	6,423
Motorola Inc.	96	424
NetApp Inc. (c)	15	204
Nvidia Corp. (c)	24	191
Oracle Corp. (c)	153	2,720
QUALCOMM Inc.	74	2,669
SAIC Inc. (c)	8	160
Salesforce.com Inc. (b) (c)	5	147
Sun Microsystems Inc. (c)	34	129
Symantec Corp. (c)	38	508
Texas Instruments Inc.	64	999
VeriSign Inc. (c)	8	158
Xerox Corp.	38	307
Xilinx Inc. (b)	12	210
Yahoo! Inc. (c)	65	791
Other Securities		5,886
		51,778
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	20	593
Crown Castle International Corp. (c)	10	182
Other Securities		70
		845

Total Common Stocks (cost $87,511)		52,979

SHORT TERM INVESTMENTS - 4.1%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.07% (a) (f)	116	116

Securities Lending Collateral - 3.9%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	2,126	2,059
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	54	-
		2,059

Total Short Term Investments (cost $2,296)		2,175

Total Investments - 104.1% (cost $89,807)		55,154
Other Assets and Liabilities, Net - (4.1%)		-2,166
Total Net Assets - 100%		$ 52,988

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (dollar amounts in thousands)
December 31, 2008

(a) Investment in affiliate.

(b) All or portion of the security has been loaned.

(c) Non-income producing security.

(d) Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.

(e) Security fair valued in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 note below and Note 2 in the Notes to the Financial Statements.

(f)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2008.

(g) Illiquid security. At December 31, 2008, the only illiquid security held was Mellon GSL Reinvestment Trust II. The value of this security was $0 at December 31, 2008.

(h) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as top-fifty unaffiliated holdings in terms of value and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of December 31, 2008. In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption.

* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jackson.com, www.sec.gov, or call the Shareholder Service Center at 888-276-0061.

Abbreviations:
ADR - American Depository Receipt
NYS - New York Registered Shares
SPDR- Standard & Poor's Depository Receipt

Investments in Affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. The following table includes transactions of affiliates for the period ended December 31, 2008:

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	12/31/2008
Bank of New York Mellon Corp.	$1,209	$2,246	$539	$41	$(52)	$2,004

Schedule of SFAS No. 157 Fair Value Measurements - This standard establishes a definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Please see Note 2 in the Notes to the Financial Statements.

The following table summarizes the Funds' assets as of December 31, 2008 by level:

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management DowSM 10 Fund	$ 337,977	$ 24,093	$ -	$ 362,070
JNL/Mellon Capital Management S&P® 10 Fund	321,179	10,112	-	331,291
JNL/Mellon Capital Management Global 15 Fund	169,738	409,130	-	578,868
JNL/Mellon Capital Management Nasdaq® 25 Fund	55,054	6,346	-	61,400
JNL/Mellon Capital Management Value Line® 30 Fund	537,231	28,942	-	566,173
JNL/Mellon Capital Management DowSM Dividend Fund	198,419	33,209	-	231,628
JNL/Mellon Capital Management S&P® 24 Fund	31,718	-	-	31,718
JNL/Mellon Capital Management 25 Fund	347,562	58,990	-	406,552
JNL/Mellon Capital Management Select Small-Cap Fund	314,062	78,533	-	392,595
JNL/Mellon Capital Management JNL 5 Fund	2,687,251	792,278	-	3,479,529
JNL/Mellon Capital Management VIP Fund	209,903	59,203	-	269,106
JNL/Mellon Capital Management JNL Optimized 5 Fund	219,007	113,607	-	332,614
JNL/Mellon Capital Management S&P® SMid 60 Fund	45,045	10,542	-	55,587
JNL/Mellon Capital Management NYSE® International 25 Fund	55,103	10,790	-	65,893
JNL/Mellon Capital Management Communications Sector Fund	29,216	5,091	-	34,307
JNL/Mellon Capital Management Consumer Brands Sector Fund	23,517	1,574	-	25,091
JNL/Mellon Capital Management Financial Sector Fund	76,816	12,007	-	88,823
JNL/Mellon Capital Management Healthcare Sector Fund	127,783	2,709	-	130,492
JNL/Mellon Capital Management Oil & Gas Sector Fund	364,280	9,121	-	373,401
JNL/Mellon Capital Management Technology Sector Fund	53,095	2,059	-	55,154

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (Continued)
December 31, 2008

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management DowSM 10 Fund	2.7%	- %	- %	22.4%	26.0%	6.9%	- %
JNL/Mellon Capital Management S&P® 10 Fund	22.8	-	25.0	-	14.2	29.6	-
JNL/Mellon Capital Management Global 15 Fund	11.5	-	7.7	17.0	9.2	16.7	5.2
JNL/Mellon Capital Management Nasdaq® 25 Fund	13.7	0.9	-	-	17.5	3.3	51.6
JNL/Mellon Capital Management Value Line® 30 Fund	26.1	9.1	1.1	-	42.6	5.3	5.3
JNL/Mellon Capital Management DowSM Dividend Fund	0.3	0.4	2.9	34.1	3.3	14.7	-
JNL/Mellon Capital Management S&P® 24 Fund	13.0	12.7	11.9	12.2	11.5	12.4	12.2
JNL/Mellon Capital Management 25 Fund	21.6	19.6	7.5	-	3.9	10.6	-
JNL/Mellon Capital Management Select Small-Cap Fund	6.4	4.4	9.1	2.9	12.2	23.4	15.7
JNL/Mellon Capital Management JNL 5 Fund	14.8	9.6	3.3	11.1	10.5	13.6	4.5
JNL/Mellon Capital Management VIP Fund	11.0	5.4	4.9	15.4	15.3	11.0	15.7
JNL/Mellon Capital Management JNL Optimized 5 Fund	17.5	5.4	3.9	11.0	18.8	6.7	17.1
JNL/Mellon Capital Management S&P® SMid 60 Fund	18.4	1.5	14.5	15.8	3.8	8.9	10.7
JNL/Mellon Capital Management NYSE® International 25 Fund	8.2	-	6.7	45.0	-	-	2.5
JNL/Mellon Capital Management Communications Sector Fund	1.8	-	-	3.7	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	60.7	25.0	0.2	-	3.1	2.7	1.8
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	83.0	-	0.2	2.5
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	97.5	-	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	89.9	-	-	1.1	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.2	0.4	94.0

Summary of Investments by Sector (percentage of total investments) (continued):

			Telecommunication		Investment	Short-Term
	Materials	Energy	Services	Utilities	Funds	Securities	Total
JNL/Mellon Capital Management DowSM 10 Fund	8.5%	- %	26.5%	- %	- %	7.0%	100.0%
JNL/Mellon Capital Management S&P® 10 Fund	4.9	-	-	-	-	3.5	100.0
JNL/Mellon Capital Management Global 15 Fund	-	-	23.3	-	-	9.4	100.0
JNL/Mellon Capital Management Nasdaq® 25 Fund	1.9	-	0.3	-	0.2	10.6	100.0
JNL/Mellon Capital Management Value Line® 30 Fund	3.0	-	1.9	-	0.2	5.4	100.0
JNL/Mellon Capital Management DowSM Dividend Fund	5.9	-	-	22.9	0.7	14.8	100.0
JNL/Mellon Capital Management S&P® 24 Fund	-	-	-	12.4	1.4	0.3	100.0
JNL/Mellon Capital Management 25 Fund	22.3	-	-	-	-	14.5	100.0
JNL/Mellon Capital Management Select Small-Cap Fund	3.6	-	2.0	-	-	20.3	100.0
JNL/Mellon Capital Management JNL 5 Fund	10.0	-	7.0	3.1	0.6	11.9	100.0
JNL/Mellon Capital Management VIP Fund	2.9	-	1.9	7.8	-	8.7	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund	5.3	-	5.4	3.7	-	5.2	100.0
JNL/Mellon Capital Management S&P® SMid 60 Fund	3.8	-	-	2.3	1.0	19.3	100.0
JNL/Mellon Capital Management NYSE® International 25 Fund	5.0	-	9.3	6.1	0.7	16.5	100.0
JNL/Mellon Capital Management Communications Sector Fund	-	-	79.4	-	-	15.1	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	-	-	6.5	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	-	-	14.3	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	-	2.5	100.0
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	-	0.3	-	8.7	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	1.5	-	-	3.9	100.0

Summary of Investments by Country (as a percentage of total long-term investments):*

	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management	Management	Management	Management	Management	Management NYSE®
	Global 15 Fund	Value Line® 30 Fund	25 Fund	JNL 5 Fund	VIP Fund	JNL Optimized 5 Fund	International 25 Fund
Belgium	- %	- %	- %	- %	0.7%	1.0%	- %
Bermuda	-	0.2	-	-	-	-	-
Canada	-	3.8	14.6	1.6	0.6	2.0	7.0
Cayman Islands	-	0.1	-	-	-	-	-
Finland	-	1.2	-	-	1.7	2.4	-
France	-	-	-	-	2.1	3.0	8.6
Germany	-	-	-	-	3.0	4.2	12.7
Hong Kong	36.5	-	-	6.9	-	5.3	-
Ireland	-	-	-	-	0.1	0.1	0.2
Israel	-	6.8	-	-	3.0	4.4	-
Italy	-	-	-	-	1.8	2.5	5.0
Japan	-	-	-	-	-	-	12.7
Luxembourg	-	-	-	-	0.1	0.1	3.1
Netherlands	-	0.2	-	-	0.1	0.2	4.2
Norway	-	-	-	-	0.8	1.2	-
Portugal	-	-	-	-	0.7	1.0	-
Puerto Rico	-	-	-	0.2	0.2	-	-
South Korea	-	-	-	-	-	-	7.7
Spain	-	2.0	-	-	1.8	2.5	10.0
Sweden	-	-	-	-	2.9	4.2	-
Switzerland	-	-	-	-	0.2	0.3	7.1
United Kingdom	31.3	-	-	5.6	-	4.5	7.8
United States	32.2	85.7	85.4	85.7	80.2	61.1	13.9

Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

*The Funds presented in the table are those which have greater than 10% of their portfolios invested in non-U.S. securities at December 31, 2008.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Assets	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 336,693	$ 319,759	$ 524,675	$ 54,894	$ 535,576	$ 197,427	$ 31,624
Investments - affiliated, at value (c)	25,377	11,532	54,193	6,506	30,597	34,201	94
Cash	12	1	15	-	1	-	-
Foreign currency (d)	-	-	149	-	-	-	-
Receivables:
Investment securities sold	-	-	-	27,153	397,846	121,178	20,291
Fund shares sold	194	396	473	21	550	147	10
Dividends and interest	1,056	652	2,152	2	507	719	71
Foreign taxes recoverable	-	-	-	-	109	-	-
Total assets	363,332	332,340	581,657	88,576	965,186	353,672	52,090

Liabilities
Cash overdraft	-	-	-	-	-	5	-
Payables:
Advisory fees	84	79	128	16	132	51	10
Administrative fees	42	39	87	7	68	25	4
12b-1 fees (Class A)	56	53	88	9	91	33	5
Investment securities purchased	1,218	1,029	-	26,598	379,492	119,519	19,752
Fund shares redeemed	628	664	973	89	1,106	382	167
Manager fees	11	11	16	1	12	4	-
Other expenses	19	2	12	14	211	11	-
Return of collateral for securities loaned	25,472	10,781	56,684	6,683	30,605	35,702	-
Total liabilities	27,530	12,658	57,988	33,417	411,717	155,732	19,938
Net assets	$ 335,802	$ 319,682	$ 523,669	$ 55,159	$ 553,469	$ 197,940	$ 32,152

Net assets consist of:
Paid-in capital	$ 592,768	$ 548,740	$ 976,078	$ 96,259	$ 1,082,974	$ 429,457	$ 44,639
Undistributed (excess of distributions over)
net investment income	-	-	-	-	756	14,554	247
Accumulated net realized gain (loss)	-	-	-	(28,837)	(454,072)	(181,282)	(11,073)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(256,966)	(229,058)	(452,409)	(12,263)	(76,189)	(64,789)	(1,661)
	$ 335,802	$ 319,682	$ 523,669	$ 55,159	$ 553,469	$ 197,940	$ 32,152

Class A
Net assets	$ 335,802	$ 319,682	$ 523,669	$ 55,091	$ 553,390	$ 197,854	$ 32,072
Shares outstanding (no par value),
unlimited shares authorized	48,438	38,993	46,459	7,515	58,595	36,669	4,359
Net asset value per share	$ 6.93	$ 8.20	$ 11.27	$ 7.33	$ 9.44	$ 5.40	$ 7.36

Class B
Net assets	n/a	n/a	n/a	$ 68	$ 79	$ 86	$ 80
Shares outstanding (no par value),
unlimited shares authorized	n/a	n/a	n/a	12	16	18	12
Net asset value per share	n/a	n/a	n/a	$ 5.62	$ 4.83	$ 4.70	$ 6.57

(a) Including value of securities on loan	$ 22,553	$ 10,619	$ 51,178	$ 6,492	$ 30,104	$ 33,766	$ -
(b) Investments - unaffiliated, at cost	592,280	548,147	973,929	66,820	610,102	259,723	33,260
(c) Investments - affiliated, at cost	26,756	12,201	57,265	6,843	32,260	36,694	119
(d) Foreign currency, at cost	-	-	154	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Assets	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund

Investments - unaffiliated, at value (a) (b)	$ 347,562	$ 312,799	$ 3,063,846	$ 245,779	$ 315,222	$ 44,862	$ 54,997
Investments - affiliated, at value (c)	58,990	79,796	415,683	23,327	17,392	10,725	10,896
Cash	-	3	13	3	-	2	28
Foreign currency (d)	-	-	291	10	432	-	-
Receivables:
Investment securities sold	210	-	1,411,133	161,981	168,602	36,386	24,456
Fund shares sold	84	117	6,771	153	251	45	58
Dividends and interest	853	173	7,466	442	507	43	88
Foreign taxes recoverable	-	-	-	22	130	-	68
Total assets	407,699	392,888	4,905,203	431,717	502,536	92,063	90,591

Liabilities
Cash overdraft	242	-	-	-	-	-	-
Payables:
Advisory fees	85	74	685	62	78	13	15
Administrative fees	43	37	374	30	39	5	8
12b-1 fees (Class A)	57	49	497	40	52	7	8
Investment securities purchased	-	606	1,403,641	156,013	166,702	35,510	24,675
Fund shares redeemed	850	608	6,805	407	555	139	151
Manager fees	10	9	59	5	3	-	1
Other expenses	2	2	59	30	53	-	33
Return of collateral for securities loaned	62,652	83,347	436,476	24,251	17,496	11,169	11,539
Total liabilities	63,941	84,732	1,848,596	180,838	184,978	46,843	36,430
Net assets	$ 343,758	$ 308,156	$ 3,056,607	$ 250,879	$ 317,558	$ 45,220	$ 54,161

Net assets consist of:
Paid-in capital	$ 578,519	$ 582,849	$ 5,661,275	$ 445,937	$ 580,440	$ 67,671	$ 100,134
Undistributed (excess of distributions over)
net investment income	15,713	2,860	112,840	4,775	10,174	1,233	3,434
Accumulated net realized gain (loss)	(56,389)	(87,494)	(1,640,304)	(154,114)	(183,186)	(21,625)	(25,503)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(194,085)	(190,059)	(1,077,204)	(45,719)	(89,870)	(2,059)	(23,904)
	$ 343,758	$ 308,156	$ 3,056,607	$ 250,879	$ 317,558	$ 45,220	$ 54,161

Class A
Net assets	$ 343,607	$ 308,084	$ 3,049,435	$ 250,184	$ 316,910	$ 45,155	$ 54,050
Shares outstanding (no par value),
unlimited shares authorized	48,625	33,127	482,045	49,466	53,552	7,720	9,562
Net asset value per share	$ 7.07	$ 9.30	$ 6.33	$ 5.06	$ 5.92	$ 5.85	$ 5.65

Class B
Net assets	$ 151	$ 72	$ 7,172	$ 695	$ 648	$ 65	$ 111
Shares outstanding (no par value),
unlimited shares authorized	21	7	1,131	137	110	11	20
Net asset value per share	$ 7.11	$ 9.30	$ 6.34	$ 5.07	$ 5.89	$ 5.79	$ 5.57

(a) Including value of securities on loan	$ 59,645	$ 81,886	$ 419,385	$ 23,770	$ 16,847	$ 10,952	$ 11,360
(b) Investments - unaffiliated, at cost	537,983	498,044	4,113,857	290,021	404,302	46,294	78,152
(c) Investments - affiliated, at cost	62,652	84,610	442,806	24,995	18,515	11,352	11,645
(d) Foreign currency, at cost	-	-	291	11	434	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Assets and Liabilities (in thousands, except net asset value per share)
December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Assets	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund

Investments - unaffiliated, at value (a) (b)	$ 29,133	$ 23,464	$ 74,113	$ 127,292	$ 340,898	$ 52,979
Investments - affiliated, at value (c)	5,174	1,627	14,710	3,200	32,503	2,175
Cash	4	-	4	133	185	-
Foreign currency (d)	-	-	-	-	-	-
Receivables:
Investment securities sold	-	-	-	-	-	-
Fund shares sold	4	89	163	211	487	92
Dividends and interest	38	45	229	197	244	27
Foreign taxes recoverable	1	-	-	3	-	-
Total assets	34,354	25,225	89,219	131,036	374,317	55,273

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	8	6	21	34	77	16
Administrative fees	3	3	9	15	38	6
12b-1 fees (Class A)	4	3	12	20	51	9
Investment securities purchased	-	-	612	446	22,499	-
Fund shares redeemed	49	24	112	172	761	70
Manager fees	1	-	1	1	6	1
Other expenses	1	1	3	6	17	3
Return of collateral for securities loaned	5,381	1,656	12,658	2,875	9,653	2,180
Total liabilities	5,447	1,693	13,428	3,569	33,102	2,285
Net assets	$ 28,907	$ 23,532	$ 75,791	$ 127,467	$ 341,215	$ 52,988

Net assets consist of:
Paid-in capital	$ 55,423	$ 34,871	$ 140,703	$ 164,056	$ 432,605	$ 92,377
Undistributed (excess of distributions over)
net investment income	1,448	178	2,020	1,751	3,928	162
Accumulated net realized gain (loss)	(13,177)	(3,656)	(18,952)	(4,563)	29,644	(4,899)
Net unrealized appreciation (depreciation)
on investments and foreign currency	(14,787)	(7,861)	(47,980)	(33,777)	(124,962)	(34,652)
	$ 28,907	$ 23,532	$ 75,791	$ 127,467	$ 341,215	$ 52,988

Class A
Net assets	$ 28,835	$ 23,446	$ 75,650	$ 127,267	$ 340,494	$ 52,884
Shares outstanding (no par value),
unlimited shares authorized	12,050	3,826	13,793	13,355	16,637	13,408
Net asset value per share	$ 2.39	$ 6.13	$ 5.48	$ 9.53	$ 20.47	$ 3.94

Class B
Net assets	$ 72	$ 86	$ 141	$ 200	$ 721	$ 104
Shares outstanding (no par value),
unlimited shares authorized	31	14	26	21	35	26
Net asset value per share	$ 2.29	$ 6.17	$ 5.46	$ 9.51	$ 20.66	$ 3.97

(a) Including value of securities on loan	$ 5,083	$ 1,634	$ 12,590	$ 2,808	$ 9,438	$ 2,038
(b) Investments - unaffiliated, at cost	43,630	31,243	120,763	160,903	465,327	87,511
(c) Investments - affiliated, at cost	5,464	1,709	16,040	3,366	33,036	2,296
(d) Foreign currency, at cost	-	-	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Operations (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Investment income
Dividends (a)	$ 26,315	$ 7,628	$ 45,798	$ 490	$ 8,181	$ 15,895	$ 439
Foreign taxes withheld	-	-	(1,653)	(18)	(1,031)	(75)	-
Interest	-		6	-	1	-	-
Securities lending	529	340	1,025	65	656	859	5
Total investment income	26,844	7,968	45,176	537	7,807	16,679	444

Expenses
Advisory fees	1,589	1,647	2,556	275	2,531	932	99
Administrative fees	819	850	1,797	118	1,334	467	40
12b-1 fees (Class A)	1,092	1,133	1,797	158	1,778	623	53
Legal fees	4	5	7	1	7	2	-
Licensing fees	123	77	67	31	1,334	70	3
Manager fees	18	20	31	3	32	10	1
Other expenses	34	40	60	4	35	21	1
Total expenses	3,679	3,772	6,315	590	7,051	2,125	197
Net investment income (loss)	23,165	4,196	38,861	(53)	756	14,554	247

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	13,812	(71,787)	84,894	(25,475)	(384,810)	(211,774)	(9,895)
Foreign currency related items	-	-	(1,021)	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(354,579)	(270,069)	(674,992)	(16,650)	(135,985)	(3,829)	(2,166)
Foreign currency related items	-	-	(39)	-	-	-	-
Net realized and unrealized gain (loss)	(340,767)	(341,856)	(591,158)	(42,125)	(520,795)	(215,603)	(12,061)

Net increase (decrease) in net assets from operations	$ (317,602)	$ (337,660)	$ (552,297)	$ (42,178)	$ (520,039)	$ (201,049)	$ (11,814)

(a) Dividends from affiliated investments	$ 544	$ 357	$ 1,066	$ 75	$ 734	$ 915	$ 15

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Operations (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Investment income
Dividends (a)	$ 18,683	$ 4,407	$ 140,428	$ 7,443	$ 14,430	$ 1,454	$ 4,258
Foreign taxes withheld	(301)	(12)	(2,553)	(630)	(1,274)	-	(439)
Interest	-	-	129	6	11	-	-
Securities lending	743	1,597	6,377	517	257	110	237
Total investment income	19,125	5,992	144,381	7,336	13,424	1,564	4,056

Expenses
Advisory fees	1,511	1,425	12,228	1,047	1,241	166	269
Administrative fees	777	731	6,718	529	633	67	154
12b-1 fees (Class A)	1,036	975	8,939	703	843	90	154
Legal fees	4	4	36	3	4	-	1
Licensing fees	-	-	388	132	205	5	31
Manager fees	18	17	149	12	13	1	2
Other expenses	34	24	124	15	12	1	2
Total expenses	3,380	3,176	28,582	2,441	2,951	330	613
Net investment income (loss)	15,745	2,816	115,799	4,895	10,473	1,234	3,443

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(54,177)	(81,630)	(1,450,476)	(129,620)	(175,931)	(17,737)	(24,167)
Foreign currency related items	(27)	-	(2,763)	(108)	(294)	-	(9)
Net change in unrealized appreciation or depreciation on:
Investments	(169,922)	(137,538)	(975,168)	(64,666)	(87,529)	(447)	(23,584)
Foreign currency related items	(2)	-	38	177	324	-	(1)
Net realized and unrealized gain (loss)	(224,128)	(219,168)	(2,428,369)	(194,217)	(263,430)	(18,184)	(47,761)

Net increase (decrease) in net assets from operations	$ (208,383)	$ (216,352)	$ (2,312,570)	$ (189,322)	$ (252,957)	$ (16,950)	$ (44,318)

(a) Dividends from affiliated investments	$ 759	$ 1,638	$ 6,699	$ 539	$ 350	$ 131	$ 263

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Operations (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Investment income
Dividends (a)	$ 1,705	$ 310	$ 2,410	$ 2,659	$ 6,993	$ 710
Foreign taxes withheld	-	-	(1)	(2)	(1)	-
Interest	-	-	-	-	-	-
Securities lending	57	25	92	38	192	39
Total investment income	1,762	335	2,501	2,695	7,184	749

Expenses
Advisory fees	151	78	255	435	1,415	279
Administrative fees	62	31	109	201	726	120
12b-1 fees (Class A)	82	42	145	267	966	160
Legal fees	-	-	1	1	4	1
Licensing fees	9	5	16	30	109	18
Manager fees	2	1	2	4	16	3
Other expenses	7	1	3	5	19	6
Total expenses	313	158	531	943	3,255	587
Net investment income (loss)	1,449	177	1,970	1,752	3,929	162

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	(12,725)	(2,452)	(17,740)	(239)	30,374	(1,811)
Foreign currency related items	-	-	-	-	-	-
Net change in unrealized appreciation or depreciation on:
Investments	(12,901)	(6,204)	(40,593)	(40,819)	(244,701)	(44,369)
Foreign currency related items	-	-	-	-	-	-
Net realized and unrealized gain (loss)	(25,626)	(8,656)	(58,333)	(41,058)	(214,327)	(46,180)

Net increase (decrease) in net assets from operations	$ (24,177)	$ (8,479)	$ (56,363)	$ (39,306)	$ (210,398)	$ (46,018)

(a) Dividends from affiliated investments	$ 65	$ 34	$ 166	$ 86	$ 280	$ 56

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income (loss)	$ 23,165	$ 4,196	$ 38,861	$ (53)	$ 756	$ 14,554	$ 247
Net realized gain (loss)	13,812	(71,787)	83,873	(25,475)	(384,810)	(211,774)	(9,895)
Net change in unrealized appreciation
(depreciation)	(354,579)	(270,069)	(675,031)	(16,650)	(135,985)	(3,829)	(2,166)
Net increase (decrease) in net assets from
operations	(317,602)	(337,660)	(552,297)	(42,178)	(520,039)	(201,049)	(11,814)

Distributions
From net investment income
Class A	-	-	-	(19)	(2,697)	(1,374)	-
Class B	-	-	-	-	(1)	(1)	-
From net realized gains on
investment transactions
Class A	-	-	-	(3,539)	(21,392)	(1,155)	(402)
Class B	-	-	-	(5)	(6)	(1)	(1)
Total distributions	-	-	-	(3,563)	(24,096)	(2,531)	(403)

Share transactions¹
Proceeds from the sale of shares
Class A	132,916	128,275	257,232	53,714	360,707	190,837	37,867
Class B	-	-	-	15	188	87	36
Reinvestment of distributions
Class A	-	-	-	3,558	24,089	2,529	402
Class B	-	-	-	5	7	2	1
Cost of shares redeemed
Class A	(294,963)	(304,518)	(489,575)	(67,797)	(454,252)	(192,792)	(17,343)
Class B	-	-	-	(6)	(125)	(30)	(19)
Net increase (decrease) in net assets
from share transactions	(162,047)	(176,243)	(232,343)	(10,511)	(69,386)	633	20,944

Net increase (decrease) in net assets	(479,649)	(513,903)	(784,640)	(56,252)	(613,521)	(202,947)	8,727

Net assets beginning of period	815,451	833,585	1,308,309	111,411	1,166,990	400,887	23,425

Net assets end of period	$ 335,802	$ 319,682	$ 523,669	$ 55,159	$ 553,469	$ 197,940	$ 32,152

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ -	$ 756	$ 14,554	$ 247

¹Share transactions
Shares sold
Class A	13,123	10,152	14,756	4,976	23,783	21,780	4,097
Class B	-	-	-	2	23	13	5
Reinvestment of distributions
Class A	-	-	-	501	2,610	490	56
Class B	-	-	-	1	1	-	-
Shares redeemed
Class A	(28,201)	(22,356)	(28,067)	(6,257)	(29,956)	(22,744)	(1,900)
Class B	-	-	-	(1)	(18)	(5)	(3)
Net increase (decrease)
Class A	(15,078)	(12,204)	(13,311)	(780)	(3,563)	(474)	2,253
Class B	-	-	-	2	6	8	2
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 134,532	$ 629,456	$ 597,245	$ 70,032	$ 790,419	$ 291,317	$ 52,668
Proceeds from sales of securities	271,426	800,998	786,805	83,222	913,825	271,217	31,905

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund	25 Fund
Net investment income (loss)	$ 15,745	$ 2,816	$ 115,799	$ 4,895	$ 10,473	$ 1,234	$ 3,443
Net realized gain (loss)	(54,204)	(81,630)	(1,453,239)	(129,728)	(176,225)	(17,737)	(24,176)
Net change in unrealized appreciation
(depreciation)	(169,924)	(137,538)	(975,130)	(64,489)	(87,205)	(447)	(23,585)
Net increase (decrease) in net assets from
operations	(208,383)	(216,352)	(2,312,570)	(189,322)	(252,957)	(16,950)	(44,318)

Distributions
From net investment income
Class A	(16,433)	(1,384)	(98,265)	(5,353)	(56)	(7)	(9)
Class B	(8)	(1)	(251)	(17)	-	-	-
From net realized gains on
investment transactions
Class A	(42,867)	(52,682)	(571,789)	(88,368)	(25,695)	(1,282)	(3,909)
Class B	(18)	(12)	(1,327)	(245)	(52)	(2)	(8)
Total distributions	(59,326)	(54,079)	(671,632)	(93,983)	(25,803)	(1,291)	(3,926)

Share transactions¹
Proceeds from the sale of shares
Class A	121,689	116,759	1,284,180	129,644	382,618	61,141	90,055
Class B	79	104	4,800	369	767	96	173
Reinvestment of distributions
Class A	59,300	54,066	670,054	93,721	25,751	1,289	3,918
Class B	26	13	1,578	262	52	2	8
Cost of shares redeemed
Class A	(275,617)	(232,360)	(1,611,535)	(139,510)	(220,472)	(37,054)	(59,453)
Class B	(145)	(141)	(3,299)	(346)	(235)	(91)	(168)
Net increase (decrease) in net assets
from share transactions	(94,668)	(61,559)	345,778	84,140	188,481	25,383	34,533

Net increase (decrease) in net assets	(362,377)	(331,990)	(2,638,424)	(199,165)	(90,279)	7,142	(13,711)

Net assets beginning of period	706,135	640,146	5,695,031	450,044	407,837	38,078	67,872

Net assets end of period	$ 343,758	$ 308,156	$ 3,056,607	$ 250,879	$ 317,558	$ 45,220	$ 54,161

Undistributed (excess of distributions over)
net investment income	$ 15,713	$ 2,860	$ 112,840	$ 4,775	$ 10,174	$ 1,233	$ 3,434

¹Share transactions
Shares sold
Class A	10,562	7,112	111,349	11,304	38,201	8,112	9,618
Class B	7	6	415	32	80	13	20
Reinvestment of distributions
Class A	8,632	6,301	109,665	19,205	4,470	244	739
Class B	4	1	257	53	9	-	2
Shares redeemed
Class A	(23,834)	(13,677)	(138,171)	(11,901)	(23,075)	(5,020)	(6,784)
Class B	(12)	(9)	(279)	(29)	(24)	(13)	(19)
Net increase (decrease)
Class A	(4,640)	(264)	82,843	18,608	19,596	3,336	3,573
Class B	(1)	(2)	393	56	65	-	3
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 419,938	$ 572,858	$ 3,322,187	$ 282,875	$ 479,062	$ 94,209	$ 90,711
Proceeds from sales of securities	555,751	681,812	3,311,140	322,465	297,409	68,934	53,724

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2008

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income (loss)	$ 1,449	$ 177	$ 1,970	$ 1,752	$ 3,929	$ 162
Net realized gain (loss)	(12,725)	(2,452)	(17,740)	(239)	30,374	(1,811)
Net change in unrealized appreciation
(depreciation)	(12,901)	(6,204)	(40,593)	(40,819)	(244,701)	(44,369)
Net increase (decrease) in net assets from
operations	(24,177)	(8,479)	(56,363)	(39,306)	(210,398)	(46,018)

Distributions
From net investment income
Class A	(1,763)	(72)	(1,278)	(1,109)	(2,700)	(12)
Class B	(6)	-	(2)	(2)	(8)	-
From net realized gains on
investment transactions
Class A	(5,885)	(3,519)	(5,501)	(7,181)	(30,985)	(4,728)
Class B	(17)	(15)	(11)	(11)	(70)	(9)
Total distributions	(7,671)	(3,606)	(6,792)	(8,303)	(33,763)	(4,749)

Share transactions¹
Proceeds from the sale of shares
Class A	35,802	33,118	137,959	161,749	430,017	89,969
Class B	50	13	212	128	615	93
Reinvestment of distributions
Class A	7,648	3,591	6,779	8,290	33,685	4,740
Class B	23	15	13	13	78	9
Cost of shares redeemed
Class A	(69,548)	(20,296)	(61,037)	(108,511)	(395,197)	(95,510)
Class B	(124)	(1)	(150)	(40)	(347)	(126)
Net increase (decrease) in net assets
from share transactions	(26,149)	16,440	83,776	61,629	68,851	(825)

Net increase (decrease) in net assets	(57,997)	4,355	20,621	14,020	(175,310)	(51,592)

Net assets beginning of period	86,904	19,177	55,170	113,447	516,525	104,580

Net assets end of period	$ 28,907	$ 23,532	$ 75,791	$ 127,467	$ 341,215	$ 52,988

Undistributed (excess of distributions over)
net investment income	$ 1,448	$ 178	$ 2,020	$ 1,751	$ 3,928	$ 162

¹Share transactions
Shares sold
Class A	8,770	3,619	14,996	13,231	13,309	13,866
Class B	11	1	23	11	20	14
Reinvestment of distributions
Class A	3,311	612	1,342	928	1,625	1,231
Class B	10	3	3	1	4	2
Shares redeemed
Class A	(15,033)	(2,130)	(6,983)	(9,294)	(12,297)	(15,274)
Class B	(31)	-	(17)	(3)	(12)	(22)
Net increase (decrease)
Class A	(2,952)	2,101	9,355	4,865	2,637	(177)
Class B	(10)	4	9	9	12	(6)
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 22,693	$ 25,070	$ 103,182	$ 109,136	$ 230,881	$ 51,590
Proceeds from sales of securities	54,926	12,158	23,744	54,160	191,591	56,671

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Dowsm 10	S&P® 10	Global 15	Nasdaq® 25	Value Line® 30	Dowsm Dividend	S&P® 24
Operations	Fund	Fund	Fund	Fund	Fund	Fund	Fund
Net investment income	$ 25,655	$ 7,443	$ 39,700	$ (163)	$ 2,144	$ 11,505	$ 187
Net realized gain (loss)	4,099	84,199	128,723	11,802	123,923	24,856	953
Net change in unrealized appreciation
depreciation	(20,532)	(50,326)	(48,237)	1,764	35,051	(82,402)	81
Net increase in net assets from
operations	9,222	41,316	120,186	13,403	161,118	(46,041)	1,221

Distributions
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	275,190	260,656	502,420	81,417	514,130	319,936	16,098
Class B	-	-	-	100	100	100	100
Proceeds in connection with acquisition
Class A	-	-	-	5,042	66,545	19,637	612
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(316,855)	(271,397)	(435,298)	(53,917)	(397,444)	(171,267)	(12,311)
Class B	-	-	-	-	-	-	-
Net increase (decrease) in net assets
from share transactions	(41,665)	(10,741)	67,122	32,642	183,331	168,406	4,499

Net increase (decrease) in net assets	(32,443)	30,575	187,308	46,045	344,449	122,365	5,720

Net assets beginning of period	847,894	803,010	1,121,001	65,366	822,541	278,522	17,705

Net assets end of period	$ 815,451	$ 833,585	$ 1,308,309	$ 111,411	$ 1,166,990	$ 400,887	$ 23,425

Undistributed (excess of distributions over)
net investment income	$ -	$ -	$ -	$ 19	$ 2,698	$ 1,375	$ -

¹Share transactions
Shares sold
Class A	20,681	16,199	23,141	6,566	30,266	26,549	1,510
Class B	-	-	-	10	10	10	10
Shares issued in connection with acquisition
Class A	-	-	-	388	3,534	1,718	54
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(23,895)	(16,825)	(20,266)	(4,462)	(24,049)	(14,350)	(1,177)
Class B	-	-	-	-	-	-	-
Net increase (decrease)
Class A	(3,214)	(626)	2,875	2,492	9,751	13,917	387
Class B	-	-	-	10	10	10	10
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 95,475	$ 949,528	$ 537,828	$ 158,571	$ 1,639,481	$ 561,886	$ 37,592
Proceeds from sales of securities	111,122	953,555	435,900	132,083	1,499,843	404,724	33,563

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	25	Select Small-	JNL 5	VIP	JNL Optimized 5	S&P® SMid	NYSE® International
Operations	Fund	Cap Fund	Fund	Fund	Fund	60 Fund (a)	25 Fund (a)
Net investment income (loss)	$ 16,430	$ 1,381	$ 98,253	$ 5,390	$ 2,985	$ 710	$ 1,606
Net realized gain (loss)	40,920	47,677	385,025	64,778	23,337	(2,197)	3,068
Net change in unrealized appreciation
depreciation	(77,369)	(123,005)	(478,420)	(24,621)	(9,273)	(1,612)	(319)
Net increase (decrease) in net assets
from operations	(20,019)	(73,947)	4,858	45,547	17,049	(3,099)	4,355

Distributions
From net investment income
Class A	(12,489)	-	(43,893)	(3,062)	(2,916)	(701)	(1,590)
Class B	(4)	-	(102)	(10)	(9)	(3)	(8)
From net realized gains on
investment transactions
Class A	(12,995)	(66,214)	(67,673)	(12,041)	(4,957)	(406)	(485)
Class B	(5)	(18)	(124)	(30)	(7)	(1)	(1)
Total distributions	(25,493)	(66,232)	(111,792)	(15,143)	(7,889)	(1,111)	(2,084)

Share transactions¹
Proceeds from the sale of shares
Class A	224,454	230,614	3,116,853	200,568	367,162	56,848	81,164
Class B	125	69	5,195	402	432	108	171
Proceeds in connection with acquisition
Class A	-	-	99,883	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	25,484	66,214	111,566	15,103	7,873	1,107	2,075
Class B	9	18	226	40	16	4	9
Cost of shares redeemed
Class A	(231,408)	(238,787)	(1,276,232)	(227,480)	(71,066)	(15,779)	(17,813)
Class B	(170)	(3)	(1,814)	(537)	(337)	-	(5)
Net increase (decrease) in net assets
from share transactions	18,494	58,125	2,055,677	(11,904)	304,080	42,288	65,601

Net increase (decrease) in net assets	(27,018)	(82,054)	1,948,743	18,500	313,240	38,078	67,872

Net assets beginning of period	733,153	722,200	3,746,288	431,544	94,597	-	-

Net assets end of period	$ 706,135	$ 640,146	$ 5,695,031	$ 450,044	$ 407,837	$ 38,078	$ 67,872

Undistributed (excess of distributions over)
net investment income	$ 16,436	$ 1,381	$ 98,283	$ 5,353	$ 51	$ 6	$ 9

¹Share transactions
Shares sold
Class A	15,519	9,968	209,218	13,880	30,721	5,880	7,382
Class B	9	3	347	28	37	11	16
Shares issued in connection with acquisition
Class A	-	-	6,686	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	1,903	3,351	7,835	1,056	673	130	190
Class B	1	1	16	3	1	-	1
Shares redeemed
Class A	(16,016)	(10,276)	(85,885)	(15,804)	(6,173)	(1,626)	(1,583)
Class B	(12)	(1)	(122)	(37)	(28)	-	-
Net increase (decrease)
Class A	1,406	3,043	137,854	(868)	25,221	4,384	5,989
Class B	(2)	3	241	(6)	10	11	17

Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 517,842	$ 778,195	$ 6,188,389	$ 677,634	$ 511,707	$ 71,581	$ 94,692
Proceeds from sales of securities	495,791	761,374	4,484,933	680,633	222,464	30,628	33,837

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2007

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	Communications	Consumer Brands	Financial	Healthcare	Oil & Gas	Technology
Operations	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund	Sector Fund
Net investment income (loss)	$ 1,769	$ 72	$ 1,383	$ 1,111	$ 2,707	$ 12
Net realized gain (loss)	6,000	2,750	4,387	5,401	30,616	3,377
Net change in unrealized appreciation
depreciation	(7,660)	(4,308)	(16,732)	584	88,375	4,776
Net increase (decrease) in net assets
from operations	109	(1,486)	(10,962)	7,096	121,698	8,165

Distributions
From net investment income
Class A	(747)	(82)	(897)	(585)	(2,114)	-
Class B	(3)	(1)	(3)	(2)	(4)	-
From net realized gains on
investment transactions
Class A	(4,182)	(744)	(2,569)	(3,559)	(27,624)	(1,939)
Class B	(11)	(4)	(10)	(6)	(47)	(5)
Total distributions	(4,943)	(831)	(3,479)	(4,152)	(29,789)	(1,944)

Share transactions¹
Proceeds from the sale of shares
Class A	98,058	22,326	51,497	83,492	374,300	91,114
Class B	84	2	73	55	456	55
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	4,929	826	3,466	4,144	29,738	1,939
Class B	14	5	13	8	51	5
Cost of shares redeemed
Class A	(67,416)	(25,359)	(54,152)	(63,691)	(280,714)	(57,743)
Class B	(35)	(1)	(9)	(145)	(448)	(15)
Net increase (decrease) in net assets
from share transactions	35,634	(2,201)	888	23,863	123,383	35,355

Net increase (decrease) in net assets	30,800	(4,518)	(13,553)	26,807	215,292	41,576

Net assets beginning of period	56,104	23,695	68,723	86,640	301,233	63,004

Net assets end of period	$ 86,904	$ 19,177	$ 55,170	$ 113,447	$ 516,525	$ 104,580

Undistributed (excess of distributions over)
net investment income	$ 1,768	$ 73	$ 1,330	$ 1,110	$ 2,707	$ 12

¹Share transactions
Shares sold
Class A	15,218	1,755	3,443	6,181	11,434	12,154
Class B	12	-	5	4	14	7
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	869	75	282	310	839	256
Class B	3	-	1	1	1	1
Shares redeemed
Class A	(10,591)	(1,985)	(3,565)	(4,702)	(8,643)	(8,010)
Class B	(5)	-	(1)	(11)	(13)	(2)
Net increase (decrease)
Class A	5,496	(155)	160	1,789	3,630	4,400
Class B	10	-	5	(6)	2	6
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 67,408	$ 15,465	$ 25,805	$ 52,589	$ 208,101	$ 58,052
Proceeds from sales of securities	33,453	18,440	26,503	31,732	110,963	24,780

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Financial Highlights

		Increase (Decrease) from					Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)					Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from		Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment		Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income		Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management DowSM 10 Fund

Class A
12/31/2008	$12.84	$0.43	$(6.34)	$(5.91)	$ -		$ -	$6.93	(46.03)%	$335,802	24%	0.67%	4.24%
12/31/2007	12.71	0.39	(0.26)	0.13	-		-	12.84	1.02	815,451	11	0.66	2.92
12/31/2006	9.81	0.38	2.52	2.90	-		-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20	(0.79)	(0.59)	-		-	9.81	(5.67)	547,056	23	0.68	3.60
12/31/2004	10.11	0.09	0.20	0.29	-		-	10.40	2.87	429,834	27	0.67	3.17

JNL/Mellon Capital Management S&P® 10 Fund

Class A
12/31/2008	16.28	0.10	(8.18)	(8.08)	-		-	8.20	(49.63)	319,682	109	0.67	0.74
12/31/2007	15.50	0.14	0.64	0.78	-		-	16.28	5.03	833,585	111	0.65	0.87
12/31/2006	14.81	0.04	0.65	0.69	-		-	15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)	4.05	4.02	-		-	14.81	37.26	694,829	67	0.66	(0.03)
12/31/2004	9.17	0.04	1.58	1.62	-		-	10.79	17.67	361,518	62	0.67	0.83

JNL/Mellon Capital Management Global 15 Fund

Class A
12/31/2008	21.89	0.75	(11.37)	(10.62)	-		-	11.27	(48.52)	523,669	66	0.70	4.32
12/31/2007	19.70	0.68	1.51	2.19	-		-	21.89	11.12	1,308,309	34	0.69	3.13
12/31/2006	14.06	0.64	5.00	5.64	-		-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26	1.04	1.30	-		-	14.06	10.19	639,672	41	0.71	3.40
12/31/2004	9.96	0.13	2.67	2.80	-		-	12.76	28.11	395,405	16	0.72	3.24

JNL/Mellon Capital Management Nasdaq® 25 Fund

Class A
12/31/2008	13.42	(0.01)	(5.58)	(5.59)	(0.00)	(e)	(0.50)	7.33	(41.51)	55,091	87	0.75	(0.07)
12/31/2007	11.26	(0.02)	2.18	2.16	-		-	13.42	19.18	111,306	161	0.74	(0.20)
12/31/2006	10.76	(0.07)	0.57	0.50	-		-	11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-	(0.11)	(0.11)	-		-	10.76	(1.01)	42,139	38	0.76	(0.10)
10/04(a)-12/31/2004	10.00	-	0.87	0.87	-		-	10.87	8.70	9,087	59	0.76	(0.24)

Class B
12/31/2008	10.52	0.01	(4.38)	(4.37)	(0.03)		(0.50)	5.62	(41.41)	68	87	0.55	0.14
12/03(a)-12/31/2007	10.00	-	0.52	0.52	-		-	10.52	5.20	105	161	0.54	0.42

JNL/Mellon Capital Management Value Line® 30 Fund

Class A
12/31/2008	18.77	0.01	(8.91)	(8.90)	(0.05)	(0.38)	9.44	(47.36)	553,390	88	0.79	0.09
12/31/2007	15.70	0.04	3.03	3.07	-	-	18.77	19.55	1,166,889	159	0.79	0.23
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	-	-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-	4.45	4.45	-	-	15.92	38.80	451,861	18	0.81	(0.11)
10/04(a)-12/31/2004	10.00	(0.01)	1.48	1.47	-	-	11.47	14.70	33,055	21	0.87	(0.52)

Class B
12/31/2008	10.13	0.03	(4.87)	(4.84)	(0.08)	(0.38)	4.83	(47.63)	79	88	0.59	0.31
12/03(a)-12/31/2007	10.00	0.02	0.11	0.13	-	-	10.13	1.30	101	159	0.59	3.20

JNL/Mellon Capital Management DowSM Dividend Fund

Class A
12/31/2008	10.79	0.39	(5.71)	(5.32)	(0.04)	(0.03)	5.40	(49.27)	197,854	87	0.68	4.67
12/31/2007	11.99	0.37	(1.57)	(1.20)	-	-	10.79	(10.01)	400,792	110	0.67	3.08
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-	-	11.99	19.90	278,522	5	0.70	2.74

Class B
12/31/2008	9.46	0.35	(5.02)	(4.67)	(0.06)	(0.03)	4.70	(49.31)	86	87	0.48	4.92
12/03(a)-12/31/2007	10.00	0.03	(0.57)	(0.54)	-	-	9.46	(5.40)	95	110	0.48	4.57

(a)	Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Calculated using the average shares method for periods ended after December 31, 2005.
(e)	Distributions of $0.00 represent amounts less than $0.005.

JNL/Mellon Capital Management S&P® 24 Fund

Class A
12/31/2008	$11.08	$0.09	$(3.72)	$(3.63)	$ -	$(0.09)	$7.36	(32.73)%	$32,072	117%	0.74%	0.93%
12/31/2007	10.30	0.11	0.67	0.78	-	-	11.08	7.57	23,326	184	0.73	1.03
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-	10.30	3.00	17,705	2	0.74	0.40

Class B
12/31/2008	9.89	0.09	(3.32)	(3.23)	-	(0.09)	6.57	(32.63)	80	117	0.54	1.10
12/03(a)-12/31/2007	10.00	-	(0.11)	(0.11)	-	-	9.89	(1.10)	99	184	0.54	0.06

JNL/Mellon Capital Management 25 Fund

Class A
12/31/2008	13.25	0.35	(5.06)	(4.71)	(0.41)	(1.06)	7.07	(35.23)	343,607	80	0.65	3.04
12/31/2007	14.13	0.31	(0.70)	(0.39)	(0.24)	(0.25)	13.25	(2.83)	705,842	66	0.64	2.15
12/31/2006	12.59	0.26	1.28	1.54	-	-	14.13	12.23	732,813	53	0.65	1.93
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25
12/31/2004	10.64	0.02	2.31	2.33	-	-	12.97	21.90	411,674	42	0.67	1.74

Class B
12/31/2008	13.36	0.37	(5.11)	(4.74)	(0.45)	(1.06)	7.11	(35.17)	151	80	0.45	3.23
12/31/2007	14.14	0.33	(0.69)	(0.36)	(0.17)	(0.25)	13.36	(2.59)	293	66	0.44	2.29
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
12/31/2008	19.17	0.10	(7.95)	(7.85)	(0.05)	(1.97)	9.30	(40.06)	308,084	115	0.65	0.58
12/31/2007	23.79	0.04	(2.46)	(2.42)	-	(2.20)	19.17	(10.45)	639,967	107	0.65	0.19
12/31/2006	21.73	(0.09)	2.15	2.06	-	-	23.79	9.48	722,069	91	0.65	(0.40)
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32
12/31/2004	17.72	-	2.23	2.23	-	-	19.95	12.58	356,230	74	0.67	0.03

Class B
12/31/2008	19.22	0.13	(7.97)	(7.84)	(0.11)	(1.97)	9.30	(39.91)	72	115	0.45	0.74
12/31/2007	23.81	0.10	(2.49)	(2.39)	-	(2.20)	19.22	(10.32)	179	107	0.45	0.43
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

JNL/Mellon Capital Management JNL 5 Fund

Class A
12/31/2008	14.24	0.30	(6.40)	(6.10)	(0.27)	(1.54)	6.33	(42.39)	3,049,435	74	0.64	2.59
12/31/2007	14.31	0.29	(0.08)	0.21	(0.11)	(0.17)	14.24	1.50	5,684,481	90	0.64	1.95
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-	-	12.08	10.75	1,264,000	13	0.65	1.69
10/04(a)-12/31/2004	10.00	0.03	0.91	0.94	(0.03)	-	10.91	9.37	87,331	9	0.72	2.44

Class B
12/31/2008	14.29	0.32	(6.44)	(6.12)	(0.29)	(1.54)	6.34	(42.35)	7,172	74	0.44	2.81
12/31/2007	14.35	0.32	(0.07)	0.25	(0.14)	(0.17)	14.29	1.75	10,550	90	0.44	2.15
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-	-	12.10	10.93	2,731	13	0.45	1.85
10/04(a)-12/31/2004	10.00	0.04	0.90	0.94	(0.03)	-	10.91	9.44	240	9	0.51	2.20

(a)	Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Calculated using the average shares method for periods ended after December 31, 2005.

JNL/Mellon Capital Management VIP Fund

Class A
12/31/2008	$14.55	$0.16	$(6.51)	$(6.35)	$(0.18)		$(2.96)		$5.06	(42.83)%	$250,184	79%	0.69%	1.39%
12/31/2007	13.56	0.17	1.30	1.47	(0.10)		(0.38)		14.55	10.91	448,864	148	0.69	1.18
12/31/2006	12.15	0.12	1.35	1.47	(0.03)		(0.03)		13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-		(0.04)		12.15	9.78	235,320	20	0.71	0.75
10/04(a)-12/31/2004	10.00	0.02	1.10	1.12	(0.02)		-		11.10	11.17	22,124	56	0.76	1.26

Class B
12/31/2008	14.59	0.18	(6.53)	(6.35)	(0.21)		(2.96)		5.07	(42.70)	695	79	0.49	1.60
12/31/2007	13.61	0.20	1.29	1.49	(0.13)		(0.38)		14.59	11.07	1,180	148	0.49	1.36
12/31/2006	12.17	0.14	1.36	1.50	(0.03)		(0.03)		13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-		(0.04)		12.17	10.06	628	20	0.51	0.94
10/04(a)-12/31/2004	10.00	0.03	1.08	1.11	(0.02)		-		11.09	11.13	111	56	0.55	1.10

JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
12/31/2008	11.99	0.23	(5.77)	(5.54)	(0.00)	(e)	(0.53)		5.92	(46.08)	316,910	72	0.70	2.48
12/31/2007	10.79	0.19	1.27	1.46	(0.10)		(0.16)		11.99	13.58	407,297	116	0.71	1.58
05/01(a) - 12/31/2006	10.00	0.08	0.75	0.83	(0.04)		0.00	(e)	10.79	8.34	94,219	2	0.76	1.19

Class B
12/31/2008	11.91	0.24	(5.73)	(5.49)	(0.00)	(e)	(0.53)		5.89	(45.97)	648	72	0.50	2.60
12/31/2007	10.79	0.21	1.27	1.48	(0.20)		(0.16)		11.91	13.80	540	116	0.52	1.81
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)		0.00	(e)	10.79	8.46	378	2	0.55	1.58

JNL/Mellon Capital Management S&P® SMid 60 Fund

Class A
12/31/2008	8.66	0.20	(2.84)	(2.64)	(0.00)	(e)	(0.17)		5.85	(30.22)	45,155	152	0.73	2.74
04/30(a) - 12/31/2007	10.00	0.27	(1.34)	(1.07)	(0.17)		(0.10)		8.66	(10.71)	37,981	130	0.73	4.26

Class B
12/31/2008	8.56	0.21	(2.81)	(2.60)	(0.00)	(e)	(0.17)		5.79	(30.10)	65	152	0.53	2.86
04/30(a) - 12/31/2007	10.00	0.24	(1.30)	(1.06)	(0.28)		(0.10)		8.56	(10.58)	97	130	0.53	3.81

JNL/Mellon Capital Management NYSE® International 25 Fund

Class A
12/31/2008	11.30	0.40	(5.60)	(5.20)	(0.00)	(e)	(0.45)		5.65	(45.79)	54,050	71	0.80	4.47
04/30(a) - 12/31/2007	10.00	0.52	1.16	1.68	(0.29)		(0.09)		11.30	16.91	67,684	100	0.81	6.94

Class B
12/31/2008	11.12	0.42	(5.52)	(5.10)	(0.00)	(e)	(0.45)		5.57	(45.62)	111	71	0.60	4.76
04/30(a) - 12/31/2007	10.00	0.49	1.19	1.68	(0.47)		(0.09)		11.12	17.03	188	100	0.61	6.66

JNL/Mellon Capital Management Communications Sector Fund

Class A
12/31/2008	5.78	0.16	(2.49)	(2.33)	(0.24)	(0.82)	2.39	(39.64)	28,835	53	0.76	3.51
12/31/2007	5.88	0.13	0.11	0.24	(0.05)	(0.29)	5.78	4.30	86,673	38	0.72	1.98
12/31/2006	4.44	0.12	1.48	1.60	(0.06)	(0.10)	5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)	(0.43)	4.44	0.96	13,529	56	0.73	3.71
12/31/2004	4.19	0.09	0.65	0.74	-	-	4.93	17.67	17,306	48	0.74	2.33

Class B
12/31/2008	5.66	0.15	(2.43)	(2.28)	(0.27)	(0.82)	2.29	(39.64)	72	53	0.56	3.36
12/31/2007	5.79	0.14	0.11	0.25	(0.09)	(0.29)	5.66	4.46	231	38	0.52	2.15
12/31/2006	4.40	0.12	1.49	1.61	(0.12)	(0.10)	5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)	(0.43)	4.40	1.18	114	56	0.53	4.35
03/05(a)-12/31/2004	4.65	0.06	0.23	0.29	(0.06)	-	4.88	6.29	7	48	0.50	2.78

(a)	Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Calculated using the average shares method for periods ended after December 31, 2005.
(e)	Distributions of $0.00 represent amounts less than $0.005.

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
12/31/2008	$11.05	$0.08	$(3.60)	$(3.52)	$(0.03)	$(1.37)	$6.13	(31.29)%	$23,446	56%	0.75%	0.84%
12/31/2007	12.54	0.04	(1.03)	(0.99)	(0.05)	(0.45)	11.05	(7.86)	19,065	65	0.75	0.30
12/31/2006	11.22	0.05	1.46	1.51	(0.01)	(0.18)	12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)	(0.28)	11.22	(2.41)	18,615	16	0.73	0.11
12/31/2004	10.71	0.02	1.06	1.08	-	-	11.79	10.08	15,128	47	0.74	0.14

Class B
12/31/2008	11.12	0.09	(3.62)	(3.53)	(0.05)	(1.37)	6.17	(31.20)	86	56	0.55	0.99
12/31/2007	12.61	0.07	(1.04)	(0.97)	(0.07)	(0.45)	11.12	(7.67)	112	65	0.55	0.53
12/31/2006	11.27	0.07	1.48	1.55	(0.03)	(0.18)	12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)	(0.28)	11.27	(2.15)	104	16	0.52	0.32
03/05(a)-12/31/2004	11.14	0.03	0.64	0.67	-	-	11.81	6.01	5	47	0.51	0.48

JNL/Mellon Capital Management Financial Sector Fund

Class A
12/31/2008	12.38	0.24	(6.56)	(6.32)	(0.11)	(0.47)	5.48	(50.64)	75,650	32	0.73	2.71
12/31/2007	16.02	0.33	(3.12)	(2.79)	(0.22)	(0.63)	12.38	(17.36)	54,961	40	0.74	2.15
12/31/2006	13.71	0.29	2.27	2.56	(0.15)	(0.10)	16.02	18.68	68,536	27	0.75	1.99
12/31/2005	13.12	0.20	0.60	0.80	(0.15)	(0.06)	13.71	6.11	38,586	13	0.73	2.10
12/31/2004	11.57	0.19	1.37	1.56	(0.01)	-	13.12	13.48	29,318	5	0.74	1.88

Class B
12/31/2008	12.34	0.26	(6.55)	(6.29)	(0.12)	(0.47)	5.46	(50.54)	141	32	0.53	2.79
12/31/2007	15.93	0.36	(3.10)	(2.74)	(0.22)	(0.63)	12.34	(17.17)	209	40	0.54	2.38
12/31/2006	13.62	0.32	2.27	2.59	(0.18)	(0.10)	15.93	18.99	187	27	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)	(0.06)	13.62	6.32	150	13	0.52	2.26
03/05(a)-12/31/2004	12.50	0.15	0.50	0.65	(0.14)	-	13.01	5.21	12	5	0.52	2.24

JNL/Mellon Capital Management Healthcare Sector Fund

Class A
12/31/2008	13.34	0.15	(3.29)	(3.14)	(0.09)	(0.58)	9.53	(23.20)	127,267	41	0.70	1.31
12/31/2007	12.89	0.15	0.84	0.99	(0.08)	(0.46)	13.34	7.65	113,281	31	0.72	1.09
12/31/2006	12.47	0.09	0.68	0.77	(0.06)	(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)	(0.06)	12.47	7.61	79,231	20	0.72	0.64
12/31/2004	11.28	0.05	0.34	0.39	-	-	11.67	3.46	48,625	7	0.74	0.58

Class B
12/31/2008	13.31	0.17	(3.28)	(3.11)	(0.11)	(0.58)	9.51	(23.05)	200	41	0.50	1.50
12/31/2007	12.91	0.17	0.84	1.01	(0.15)	(0.46)	13.31	7.83	166	31	0.52	1.28
12/31/2006	12.46	0.12	0.68	0.80	(0.06)	(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)	(0.06)	12.46	7.80	181	20	0.51	0.82
03/05(a)-12/31/2004	11.89	0.05	(0.25)	(0.20)	(0.05)	-	11.64	(1.71)	29	7	0.53	0.81

(a)	Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Calculated using the average shares method for periods ended after December 31, 2005.

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
12/31/2008	$36.83	$0.27	$(14.16)	$(13.89)	$(0.20)		$(2.27)	$20.47	(37.80)%	$340,494	39%	0.67%	0.81%
12/31/2007	28.99	0.23	9.91	10.14	(0.16)		(2.14)	36.83	35.29	515,660	28	0.67	0.67
12/31/2006	25.21	0.23	5.02	5.25	(0.11)		(1.36)	28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)		(0.52)	25.21	36.79	181,807	34	0.68	0.82
12/31/2004	14.13	0.09	4.62	4.71	-		-	18.84	33.33	60,910	44	0.73	0.90

Class B
12/31/2008	37.17	0.34	(14.32)	(13.98)	(0.26)		(2.27)	20.66	(37.70)	721	39	0.47	1.06
12/31/2007	29.21	0.29	10.01	10.30	(0.20)		(2.14)	37.17	35.57	865	28	0.47	0.85
12/31/2006	25.31	0.28	5.05	5.33	(0.07)		(1.36)	29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)		(0.52)	25.31	37.03	255	34	0.48	1.03
03/05(a)-12/31/2004	15.40	0.13	3.35	3.48	-		-	18.88	22.60	7	44	0.51	1.16

JNL/Mellon Capital Management Technology Sector Fund

Class A
12/31/2008	7.68	0.01	(3.35)	(3.34)	(0.00)	(e)	(0.40)	3.94	(43.42)	52,884	70	0.73	0.20
12/31/2007	6.84	-	0.99	0.99	-		(0.15)	7.68	14.56	104,335	33	0.73	0.02
12/31/2006	6.27	(0.01)	0.60	0.59	-		(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)		(0.02)	6.27	2.43	47,194	30	0.73	(0.15)
12/31/2004	6.13	0.08	(0.01)	0.07	-		-	6.20	1.14	37,014	8	0.74	1.81

Class B
12/31/2008	7.74	0.02	(3.38)	(3.36)	(0.01)		(0.40)	3.97	(43.31)	104	70	0.53	0.37
12/31/2007	6.88	0.02	0.99	1.01	-		(0.15)	7.74	14.77	245	33	0.53	0.21
12/31/2006	6.30	0.01	0.59	0.60	-		(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)		(0.02)	6.30	2.58	149	30	0.52	0.06
03/05(a) -12/31/2004	6.17	0.12	(0.07)	0.05	-		-	6.22	0.81	16	8	0.52	3.96

(a)	Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.

(c)	Annualized for periods less than one year.
(d)	Calculated using the average shares method for periods ended after December 31, 2005.
(e)	Distributions of $0.00 represent amounts less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC is a limited liability company organized under the laws of Delaware, by an Operating Agreement dated February 11, 1999 as amended December 13, 2001. The JNL Variable Fund LLC includes the following twenty (20) separate Funds, (each a “Fund”, and collectively, “Funds"), each subadvised by Mellon Capital Management Corporation: JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management VIP Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, and JNL/Mellon Capital Management Technology Sector Fund. The composition of portfolios for certain Funds is determined on an annual basis utilizing stock selection criteria described in the Funds' prospectus. The JNL Variable Funds are registered with the U.S. Securities and Exchange Commission (“SEC”) as non-diversified funds under the Investment Company Act of 1940, as amended (“1940 Act”).

All Funds except for JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund, and JNL/Mellon Capital Management Global 15 Fund are regulated investment companies (collectively, “RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. Each share class also has different voting rights on matters affecting a single class. No class has preferential dividend rights.

Jackson National Asset Management, LLC ("JNAM") is a wholly-owned subsidiary of Jackson National Life Insurance Company® ("Jackson") and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom. Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. JNAM serves as investment adviser ("Adviser") to each of the Funds. Shares are presently offered to Jackson, Jackson National Life Insurance Company of New York, and affiliated separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified and non-qualified retirement plans, as well as, certain affiliated “fund of funds”.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Funds in the preparation of these financial statements.

Security Valuation – The net asset value (“NAV”) shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Stocks traded on an exchange are generally valued on the basis of prices furnished by independent pricing services approved by the Fund's Board of Managers ("Board") and may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale. Stocks not listed on a national or foreign stock exchange are generally valued on the basis of prices furnished by approved pricing services and may be valued at the closing bid price on the over-the-counter market. Investments in mutual funds and the securities lending collateral funds are valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Other short-term securities maturing within sixty (60) days are valued at amortized cost unless it is determined that such practice does not approximate market value. Forward foreign currency contracts are valued at the foreign currency exchange rate as of the close of the NYSE, unless the Funds determine that such markets lack an appropriate level of liquidity at that time. In such instances, the Funds will generally utilize foreign currency exchange rates as of the close of the London Stock Exchange.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value. In such instances the investment is valued at a fair value as determined in good faith using procedures adopted by the Board. Situations that may require a security to be fair valued include instances where a security is thinly traded, halted or restricted as to resale. In addition, securities may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets. Under the procedures adopted by the Board, JNAM may rely on pricing services or other sources to assist in determining the fair value of a security. Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data. The Funds have retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

The value of an investment for purposes of calculating a Fund’s NAV can differ depending on the source and method used to determine the value. If a security is valued at a fair value, the value may be different from the last quoted price for the security. Although there can be no assurance, in general, the fair value of a security is the amount the owner of such security might reasonably expect to receive upon its current sale.

The Funds have adopted the following new accounting standard issued by the Financial Accounting Standards Board (“FASB”):

FASB SFAS No. 157 "Fair Value Measurements"

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current accounting principles generally accepted in the United States of America (“GAAP”) from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under SFAS No. 157 guidance. The inputs are summarized into three broad categories. Level 1 includes valuations based on quoted prices of identical securities in active markets. Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets. Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit ratings. Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Advisers own assumptions in determining the fair value of the investment. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. In accordance with the requirements of SFAS No. 157, a summary of each Fund’s assets and liabilities and a reconciliation of level 3 securities have been included in the Notes to the Schedules of Investments.

JNL Variable Fund LLC

Notes to the Financial Statements (continued)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the respective exchange rates prevailing on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily. The change in market value is recorded as a receivable or payable from forward foreign currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Securities Loaned - The Funds have entered into a securities lending arrangement with The Bank of New York Mellon Corporation (“Custodian”). Under the terms of the agreement, each Fund receives a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The Custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested in the Mellon GSL DBT II Collateral Fund, a pooled investment fund constituting a series within a Delaware business trust sponsored by the Custodian and approved by the Adviser. In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

The fair value and amortized cost of each Fund’s investment in Mellon GSL DBT II Collateral Fund at December 31, 2008, is reported in the respective Schedules of Investments. The value of Mellon GSL DBT II Collateral Fund at December 31, 2008 was $0.9685 per unit and was determined using the methodologies previously described in Security Valuation. Each Fund’s unrealized depreciation from its investment in Mellon GSL DBT II Collateral Fund is included in Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. The Custodian has continued to execute transactions in Mellon GSL DBT II Collateral Fund at $1.00 per unit as none of the investments in this series at December 31, 2008 are in default. However, any material reduction in a Fund’s lending activity would require such Fund to receive a redemption in kind from Mellon GSL DBT II Collateral Fund. The Fund would also be responsible for payment to the Custodian for the amortized cost related to the redemption in kind.

During the period ended December 31, 2008, certain securities in the Mellon GSL DBT II Collateral Fund defaulted and were segregated into Mellon GSL Reinvestment Trust II, a separate series within the Delaware business trust. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with securities on loan as of December 31, 2008 are reported under Securities Lending Collateral in the Schedules of Investments and the amortized cost is included in Return of collateral for securities loaned in the Statements of Assets & Liabilities. Certain Funds had no securities on loan as of December 31, 2008. The fair value and amortized cost of the investment in Mellon GSL Reinvestment Trust II for Funds with no securities on loan as of December 31, 2008 is reported under Non-U.S. Government Agency Asset-Backed Securities in the Schedules of Investments.

The issuer of the investments comprising Mellon GSL Reinvestment Trust II entered receivership in October 2008. The assets of the issuer were liquidated in December 2008. Based on the plan of distribution approved by the receivers, the Funds are not expected to receive any proceeds. As a result, each Fund’s investment in Mellon GSL Reinvestment Trust II is fair valued at zero on December 31, 2008. The amortized cost of each Fund’s investment in Mellon GSL Reinvestment Trust II is equivalent to the par value reported in the Schedules of Investments. Each Fund’s unrealized depreciation from its investment in Mellon GSL Reinvestment Trust II is included in Net change in unrealized appreciation (depreciation) on investments in the Statements of Operations. Each Fund is responsible for payment to the Custodian for its respective amortized cost related to the Mellon GSL Reinvestment Trust II. Such amounts are liabilities and reflected in the Statement of Assets and Liabilities as Return of collateral for securities loaned.

Distributions to Shareholders – The amount and timing of distributions for RIC Funds are determined in accordance with federal income tax regulations, which may differ from GAAP. For all RIC Funds, dividends from net investment income are generally declared and paid annually, but may be paid more frequently to avoid excise tax. Distributions of net realized capital gains, if any, for RIC Funds will be distributed at least annually, to the extent they exceed available capital loss carryforwards. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed (excess of distributions over) net investment income and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

JNL Variable Fund LLC

Notes to the Financial Statements (continued)

Federal Income Taxes - Each RIC Fund is a separate taxpayer for federal income tax purposes. Each RIC Fund intends to qualify as a regulated investment company and to distribute substantially all net investment income and net capital gains, if any, to its shareholders and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Therefore, no federal income tax provision is required. Under current tax law, interest and dividend income and capital gains paid by the JNL Variable Funds are not currently taxable to shareholders when left to accumulate within a variable annuity contract.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual fee, accrued daily, paid monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corporation as compensation for sub-advisory services. The following is a schedule of the fees each Fund was obligated to pay JNAM during the year ended December 31, 2008 and the advisory fees changes approved by the Board on December 10, 2008, which were effective January 1, 2009:

Assets	Annual Rate effective during the year ended December 31, 2008	Annual Rate effective beginning January 1, 2009
$0 to $50 million	0.37%	0.34%
$50 million to100 million	0.31	0.31
$100 million to $750 million	0.28	0.28
Over $750 million	0.27	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. The Funds pay an annual Administrative Fee, accrued daily, paid monthly, of 0.15% of the average daily net assets of each Fund, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay an annual Administrative Fee of 0.20% of the average daily net assets.

In return for the Administrative Fee, JNAM provides or procures all necessary administrative functions and services for the operation of the Funds. In addition, JNAM, at its own expense, arranges for legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of each Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, directors and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the costs associated with the Chief Compliance Officer.

12b-1 Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the Funds). Jackson National Life Distributors LLC ("JNLD"), a wholly-owned subsidiary of Jackson, is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)."

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby disinterested Managers may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more affiliated funds offered by the Adviser at the discretion of the applicable Manager. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Managers were able to defer the receipt of their compensation under a separate plan. Deferred amounts under that plan are credited at an annual rate of return of five percent (5%). Liabilities related to deferred balances are included in the Manager fees payable in the Statements of Assets and Liabilities. Increases or decreases related to the changes in value of deferred balances are included in the Manager fees set forth in the Statements of Operations.

Affiliated Brokerage Commissions - During the period ended December 31, 2008, JNL/Mellon Capital Management JNL 5 Fund, paid $3, in thousands, to affiliates of the Fund for brokerage fees on the execution of purchases and sales of portfolio investments.

Investments in Affiliates - During the period ended December 31, 2008, certain Funds invested in money market funds for temporary purposes, which are advised by JNAM. The JNL Money Market Fund is offered as a cash management tool to the Funds and affiliated funds and is not available for direct purchase by members of the public. Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Mellon GSL DBT II Collateral Fund, which may be considered affiliated with the Funds. As previously discussed, the Custodian segregated certain assets of the Mellon GSL DBT II Collateral Fund into the Mellon GSL Reinvestment Trust II, which may also be considered affiliated with the Funds. The JNL/Mellon Capital Management Financial Sector Fund invested in The Bank of New York Mellon Corporation., the parent company of its subadvisor. The total value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. OTHER RISKS

Market and Credit Risk - In the normal course of business the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (“market risk”) or failure of the other party to a transaction to perform (“credit risk”). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies. These risks include the potential for revaluation of currencies, different accounting policies, and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

JNL Variable Fund LLC

Notes to the Financial Statements (continued)

NOTE 5. FUND ACQUISITIONS

Net assets of $5,042, $66,545, $19,637, $612, and $99,883 (in thousands) acquired by JNL/Mellon Capital Management Nasdaq® 25 Fund, JNL/Mellon Capital Management Value Line® 30 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management S&P® 24 Fund, and JNL/Mellon Capital Management JNL 5 Fund, respectively, in connection with acquisitions completed during the year ended December 31, 2007, are reflected in the applicable Statements of Changes in Net Assets.

NOTE 6. FEDERAL INCOME TAX MATTERS

The following information is presented on an income tax basis. Differences between amounts for financial statements and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. Permanent differences between book and tax basis reporting are reclassified within the capital accounts based on their federal tax basis treatment. These reclassifications have no impact on net assets. Temporary differences do not require reclassification.

The JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management S&P® 10 Fund and JNL/Mellon Capital Management Global 15 Fund are each a limited liability company with its interests owned by a single interest: Jackson National Separate Account-I. Accordingly, such Funds are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson.

At December 31, 2008, the following Funds had unused capital loss carryovers (in thousands) for U.S. federal income tax purposes, which may be used to offset future realized net capital gains. If not used, the capital loss carryovers will expire as follows:

		Year(s) of
	Amount	Expiration
JNL/Mellon Capital Management Nasdaq® 25 Fund	$2,544	2016
JNL/Mellon Capital Management Value Line® 30 Fund	33,497	2016
JNL/Mellon Capital Management DowSM Dividend Fund	12,100	2016
JNL/Mellon Capital Management S&P® 24 Fund	538	2016
JNL/Mellon Capital Management 25 Fund	49,148	2016
JNL/Mellon Capital Management Select Small-Cap Fund	85,999	2016
JNL/Mellon Capital Management JNL 5 Fund	255,182	2016
JNL/Mellon Capital Management VIP Fund	23,658	2016
JNL/Mellon Capital Management JNL Optimized 5 Fund	8,775	2016
JNL/Mellon Capital Management S&P® SMid 60 Fund	3,756	2016
JNL/Mellon Capital Management NYSE® International 25 Fund	2,610	2016
JNL/Mellon Capital Management Communications Sector Fund	6,338	2016
JNL/Mellon Capital Management Consumer Brands Sector Fund	436	2016
JNL/Mellon Capital Management Financial Sector Fund	5,854	2016
JNL/Mellon Capital Management Technology Sector Fund	907	2016

The following represents capital, currency and /or PFIC mark to market losses (in thousands) realized after October 31, 2008 (“Post-October losses”), which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Nasdaq® 25 Fund	$24,024
JNL/Mellon Capital Management Value Line® 30 Fund	386,474
JNL/Mellon Capital Management DowSM Dividend Fund	156,422
JNL/Mellon Capital Management S&P® 24 Fund	6,847
JNL/Mellon Capital Management 25 Fund	1,508
JNL/Mellon Capital Management JNL 5 Fund	1,311,451
JNL/Mellon Capital Management VIP Fund	125,460
JNL/Mellon Capital Management JNL Optimized 5 Fund	161,483
JNL/Mellon Capital Management S&P® SMid 60 Fund	13,196
JNL/Mellon Capital Management NYSE® International 25 Fund	16,365
JNL/Mellon Capital Management Consumer Brands Sector Fund	256
JNL/Mellon Capital Management Financial Sector Fund	858
JNL/Mellon Capital Management Technology Sector Fund	458

JNL Variable Fund LLC

Notes to the Financial Statements (continued)

To the extent there are differences between the amounts recognized for book-basis and federal tax-basis that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment as indicated below; temporary differences do not require reclassification. Permanent differences may include but are not limited to the following: expired capital loss carryforwards, foreign currency reclassifications, market discounts or paydown reclassifications, reclassifications on the sale of PFIC or REIT securities, net operating losses, accounting treatment of notional principle contracts and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid- in
	Income	Gain (Loss)	Capital
JNL/Mellon Capital Management Nasdaq® 25 Fund	$53	$(2,976)	$2,923
JNL/Mellon Capital Management Value Line® 30 Fund	-	(57,688)	57,688
JNL/Mellon Capital Management DowSM Dividend Fund	-	38,336	(38,336)
JNL/Mellon Capital Management S&P® 24 Fund	-	(647)	647
JNL/Mellon Capital Management 25 Fund	(27)	27	-
JNL/Mellon Capital Management Select Small-Cap Fund	48	(48)	-
JNL/Mellon Capital Management JNL 5 Fund	(2,726)	2,725	1
JNL/Mellon Capital Management VIP Fund	(103)	103	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	(294)	294	-
JNL/Mellon Capital Management NYSE® International 25 Fund	(9)	9	-

As of December 31, 2008, the cost of investments and the components of net unrealized appreciation/(depreciation), undistributed net ordinary income and undistributed net long-term capital gains (in thousands) for the RIC Funds are as follows:

	Tax	Gross	Gross	Net Unrealized	Undistributed	Undistributed
	Cost of	Unrealized	Unrealized	Appreciation/	Net Ordinary	Net Long-Term
	Investments	Appreciation	Depreciation	(Depreciation)	Income*	Capital Gain
JNL/Mellon Capital Management Nasdaq® 25 Fund	$75,932	$145	$(14,677)	$(14,532)	$-	$-
JNL/Mellon Capital Management Value Line® 30 Fund	676,464	6,088	(116,379)	(110,291)	763	-
JNL/Mellon Capital Management DowSM Dividend Fund	309,179	2,621	(80,172)	(77,551)	14,556	-
JNL/Mellon Capital Management S&P® 24 Fund	37,068	556	(5,906)	(5,350)	247	-
JNL/Mellon Capital Management 25 Fund	606,371	523	(200,342)	(199,819)	15,725	-
JNL/Mellon Capital Management Select Small-Cap Fund	584,149	5,462	(197,016)	(191,554)	2,868	-
JNL/Mellon Capital Management JNL 5 Fund	4,630,970	41,104	(1,192,545)	(1,151,441)	113,465	-
JNL/Mellon Capital Management VIP Fund	320,057	2,165	(53,116)	(50,951)	4,817	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	435,837	3,434	(106,657)	(103,223)	10,267	-
JNL/Mellon Capital Management S&P® SMid 60 Fund	62,318	-	(6,731)	(6,731)	1,234	-
JNL/Mellon Capital Management NYSE® International 25 Fund	96,329	487	(30,923)	(30,436)	3,437	-
JNL/Mellon Capital Management Communications Sector Fund	55,932	-	(21,625)	(21,625)	1,450	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	35,915	29	(10,853)	(10,824)	177	-
JNL/Mellon Capital Management Financial Sector Fund	149,043	-	(60,220)	(60,220)	2,019	-
JNL/Mellon Capital Management Healthcare Sector Fund	173,703	919	(44,130)	(43,211)	2,125	4,499
JNL/Mellon Capital Management Oil & Gas Sector Fund	501,000	4,886	(132,485)	(127,599)	3,950	32,438
JNL/Mellon Capital Management Technology Sector Fund	93,340	71	(38,257)	38,186)	162	-

*Undistributed net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

JNL Variable Fund LLC

Notes to the Financial Statements (continued)

The tax character of distributions paid (in thousands) during the year ended December 31, 2008 were as follows:

	Net Ordinary	Long-term
	Income *	Capital Gain**
JNL/Mellon Capital Management Nasdaq® 25 Fund	$3,563	$-
JNL/Mellon Capital Management Value Line® 30 Fund	21,822	2,274
JNL/Mellon Capital Management DowSM Dividend Fund	2,531	-
JNL/Mellon Capital Management S&P® 24 Fund	389	14
JNL/Mellon Capital Management 25 Fund	31,584	27,742
JNL/Mellon Capital Management Select Small-Cap Fund	37,218	16,861
JNL/Mellon Capital Management JNL 5 Fund	349,022	322,610
JNL/Mellon Capital Management VIP Fund	61,804	32,179
JNL/Mellon Capital Management JNL Optimized 5 Fund	21,320	4,483
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,291	-
JNL/Mellon Capital Management NYSE® International 25 Fund	3,926	-
JNL/Mellon Capital Management Communications Sector Fund	2,833	4,838
JNL/Mellon Capital Management Consumer Brands Sector Fund	281	3,325
JNL/Mellon Capital Management Financial Sector Fund	1,477	5,315
JNL/Mellon Capital Management Healthcare Sector Fund	1,476	6,827
JNL/Mellon Capital Management Oil & Gas Sector Fund	5,191	28,572
JNL/Mellon Capital Management Technology Sector Fund	146	4,603

* Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

** The Funds designated as a long-term capital gain dividend, pursuant to the Internal Revenue Code Section 852(b)(3), the amount necessary to reduce earnings and profits of the Funds related to net capital gain to zero for the year ended December 31, 2008.

The tax character of distributions paid (in thousands) during the year ended December 31, 2007 were as follows:

	Net Ordinary	Long-term
	Income *	Capital Gain
JNL/Mellon Capital Management 25 Fund	$12,493	$13,000
JNL/Mellon Capital Management Select Small-Cap Fund	56,966	9,266
JNL/Mellon Capital Management JNL 5 Fund	107,536	4,256
JNL/Mellon Capital Management VIP Fund	14,445	698
JNL/Mellon Capital Management JNL Optimized 5 Fund	7,006	883
JNL/Mellon Capital Management S&P® SMid 60 Fund	1,111	-
JNL/Mellon Capital Management NYSE® International 25 Fund	2,084	-
JNL/Mellon Capital Management Communications Sector Fund	3,773	1,170
JNL/Mellon Capital Management Consumer Brands Sector Fund	118	713
JNL/Mellon Capital Management Financial Sector Fund	991	2,488
JNL/Mellon Capital Management Healthcare Sector Fund	816	3,336
JNL/Mellon Capital Management Oil & Gas Sector Fund	4,351	25,438
JNL/Mellon Capital Management Technology Sector Fund	64	1,880

*Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes” provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. FIN 48 requires that management evaluate the tax positions taken in returns for 2006, 2007, and 2008, which remain subject to examination, by the Internal Revenue Service.  These returns are not subject to examination by any other tax jurisdictions. Management completed an evaluation of the Funds’ tax positions and based on that evaluation, determined that no provision for federal income tax is required in the Funds’ financial statements during the period ended December 31, 2008.

NOTE 7. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, the FASB released SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities”. SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value and gains and losses on derivative instruments, and disclosures regarding credit related contingent features in derivative agreements. The application of SFAS No. 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the financial statements has not yet been determined.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Managers

JNL Variable Fund LLC:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each series within JNL Variable Fund LLC (the “Funds”) as listed in Note 1 of the financial statements as of December 31, 2008, and the related statements of operations for the year or period then ended, the statements of changes in net assets and financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2008, the results of their operations, changes in their net assets, and the financial highlights for each of the years or periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Chicago, Illinois

February 23, 2009

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Expenses Using Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Expenses Using Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all mutual funds to make the 5% calculation.

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	7/1/2008	12/31/2008	Ratios	Period	7/1/2008	12/31/2008	Ratios	Period
JNL/Mellon Capital Management DowSM 10 Fund
Class A	$ 1,000.00	738.80	0.68	$ 2.97	$ 1,000.00	1,018.38	0.68	$ 3.45
JNL/Mellon Capital Management S&P® 10 Fund
Class A	1,000.00	519.00	0.62	2.37	1,000.00	1,018.96	0.62	3.15
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	643.60	0.71	2.93	1,000.00	1,018.08	0.71	3.60
JNL/Mellon Capital Management Nasdaq® 25 Fund
Class A	1,000.00	692.20	0.75	3.19	1,000.00	1,017.61	0.75	3.80
Class B	1,000.00	692.50	0.55	2.34	1,000.00	1,019.62	0.55	2.79
JNL/Mellon Capital Management Value Line® 30 Fund
Class A	1,000.00	557.00	0.80	3.13	1,000.00	1,017.18	0.80	4.06
Class B	1,000.00	553.70	0.60	2.34	1,000.00	1,019.18	0.60	3.05
JNL/Mellon Capital Management DowSM Dividend Fund
Class A	1,000.00	719.30	0.68	2.94	1,000.00	1,018.30	0.68	3.45
Class B	1,000.00	717.90	0.48	2.07	1,000.00	1,020.30	0.48	2.44
JNL/Mellon Capital Management S&P® 24 Fund
Class A	1,000.00	716.00	0.71	3.06	1,000.00	1,018.00	0.71	3.60
Class B	1,000.00	716.50	0.51	2.20	1,000.00	1,020.00	0.51	2.59
JNL/Mellon Capital Management 25 Fund
Class A	1,000.00	753.50	0.65	2.87	1,000.00	1,018.60	0.65	3.30
Class B	1,000.00	753.80	0.45	1.98	1,000.00	1,020.65	0.45	2.29
JNL/Mellon Capital Management Select Small-Cap Fund
Class A	1,000.00	628.30	0.65	2.66	1,000.00	1,018.61	0.65	3.30
Class B	1,000.00	628.70	0.45	1.84	1,000.00	1,020.62	0.45	2.29
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	661.50	0.63	2.63	1,000.00	1,018.81	0.63	3.20
Class B	1,000.00	661.10	0.43	1.80	1,000.00	1,020.81	0.43	2.18
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	648.40	0.69	2.86	1,000.00	1,018.24	0.69	3.50
Class B	1,000.00	649.10	0.49	2.03	1,000.00	1,020.24	0.49	2.49
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	629.50	0.70	2.87	1,000.00	1,018.12	0.70	3.55
Class B	1,000.00	630.30	0.50	2.05	1,000.00	1,020.10	0.50	2.54
JNL/Mellon Capital Management S&P® Smid 60 Fund
Class A	1,000.00	826.70	0.72	3.31	1,000.00	1,017.96	0.72	3.65
Class B	1,000.00	827.60	0.52	2.39	1,000.00	1,019.97	0.52	2.64
JNL/Mellon Capital Management NYSE® International
25 Fund
Class A	1,000.00	645.50	0.81	3.35	1,000.00	1,017.08	0.81	4.11
Class B	1,000.00	646.70	0.61	2.52	1,000.00	1,019.05	0.61	3.10

The accompanying notes are an integral part of these Financial Statements.

Disclosure of Fund Expenses (Unaudited) (continued)

	Expenses Using Actual Fund Return				Expenses Using Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	7/1/2008	12/31/2008	Ratios	Period	7/1/2008	12/31/2008	Ratios	Period
JNL/Mellon Capital Management Communications
Sector Fund
Class A	$ 1,000.00	717.90	0.75	3.24	$ 1,000.00	1,017.65	0.75	$ 3.80
Class B	1,000.00	717.70	0.55	2.37	1,000.00	1,019.64	0.55	2.79
JNL/Mellon Capital Management Consumer Brands
Sector Fund
Class A	1,000.00	773.90	0.75	3.34	1,000.00	1,017.61	0.75	3.80
Class B	1,000.00	774.40	0.55	2.45	1,000.00	1,019.63	0.55	2.79
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	674.40	0.73	3.07	1,000.00	1,017.85	0.73	3.70
Class B	1,000.00	675.20	0.53	2.23	1,000.00	1,019.87	0.53	2.69
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	874.10	0.70	3.30	1,000.00	1,018.10	0.70	3.55
Class B	1,000.00	874.70	0.50	2.36	1,000.00	1,020.10	0.50	2.54
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	559.90	0.68	2.67	1,000.00	1,018.36	0.68	3.45
Class B	1,000.00	560.40	0.48	1.88	1,000.00	1,020.35	0.48	2.44
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	649.50	0.73	3.03	1,000.00	1,017.79	0.73	3.70
Class B	1,000.00	651.00	0.53	2.20	1,000.00	1,019.82	0.53	2.69

Expenses paid during the period are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, then divided by the number of days in the most recent 12-month period (to reflect the most recent 6-month period).

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request by calling the Fund toll-free at 800-766-4683.

Proxy Voting Guidelines

JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2008 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website or Jackson National Life Insurance Company of New York’s website at www.jackson.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

The accompanying notes are an integral part of these Financial Statements.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

(THE "FUND)

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (42) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	121

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); President and CEO of other Investment Companies advised by the Adviser (12/06 to present); Vice President (2/99 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Disinterested Managers
Michael Bouchard (52) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Sheriff, Oakland County, Michigan (1/99 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

William J. Crowley, Jr. (63) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:

Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation (from 5/04 until 6/07 when the company was acquired); Director of Provident Bankshares Corporation

Dominic D’Annunzio (70) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Michelle Engler (50) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

OTHER DIRECTORSHIPS HELD BY MANAGER: Director of Federal Home Loan Mortgage Corporation (2001 to 9/2008)

[1] Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of Jackson National Asset Management, LLC.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Disinterested Managers
James Henry, Ph.D. (70) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Richard McLellan (66) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member, Dykema Gossett PLLC (Law Firm)

OTHER DIRECTORSHIPS HELD BY MANAGER: Member of the Board of Directors of ITC Holdings Corp. (11/2007 to present)

William R. Rybak (57) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	121
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Board Member of various corporate boards (see below) (2002 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER:

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002 (overseeing portfolios); Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (53) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	109

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President, Chief Financial Officer and Chief Operating Officer, The J. Paul Getty Trust (12/2007 to present); Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to 11/2007)

OTHER DIRECTORSHIPS HELD BY MANAGER: None

Officers
Karen J. Buiter (43) 1 Corporate Way Lansing, MI 48951	Assistant Treasurer (12/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Vice President – Fund Reporting of the Adviser (4/08 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (12/08 to present); Treasurer of Henderson Global Funds (2/04 to 3/08); Assistant Controller of Code, Hennessy & Simmons LLC (2002 to 2004)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Kelly L. Crosser (36) 1 Corporate Way Lansing, MI 48951	Assistant Secretary (9/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Assistant Secretary of other Investment Companies advised by the Adviser (9/07 to present); Senior Compliance Analyst of Jackson National Life Insurance Company (4/07 to present); Mutual Fund Compliance Analyst of Jackson National Life Insurance Company (2/06 to 4/07): Senior Paralegal of Jackson National Life Insurance Company (6/04 to 2/06); Paralegal of Jackson National Life Insurance Company (7/01 to 6/04)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUND (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Officers
Steven J. Fredricks (38) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

J. Kevin Kenely (54) 1 Corporate Way Lansing, MI 48951	Vice President (2/08 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (2/08 to present); Vice President of the Adviser (7/08 to present); Assistant Vice President – Fund Accounting of the Adviser (2/08 to 7/08); Director of Jackson National Life Insurance Company (12/07 to present); Director and Chief Accounting Officer of CTC Holdings, LLC (2006 to 8/07); Director of Spectrum Global Fund Administration LLC (2005 to 2006); Investments Controller of Grantham, Mayo, Van Otterloo & Co. LLC (1999 to 2004)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Daniel W. Koors (38) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Senior Vice President of the Adviser (1/09 to present) and Chief Financial Officer of the Adviser (1/07 to present); Vice President of the Adviser (1/07 to 12/08); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

Michael Piszczek (51) 1 Corporate Way Lansing, MI 48951	Vice President (11/07 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Vice President of other Investment Companies advised by the Adviser (11/07 to present); Assistant Vice President – Tax of the Adviser (11/07 to present); Assistant Vice President – Nuveen Investments (4/99 to 8/07); Assistant Vice President and Assistant Secretary – Nuveen Funds (4/99 to 8/07)

OTHER DIRECTORSHIPS HELD BY TRUSTEE: Not Applicable

Susan S. Rhee (37) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:

Chief Legal Officer (7/04 to present) and Secretary (11/00 to present) of the Adviser; Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser (2/04 to present); Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

OTHER DIRECTORSHIPS HELD BY MANAGER : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Fund, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jackson.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC (THE "FUND)

The interested Managers and Officers of the Fund or the Adviser do not receive any compensation from the Fund for their services as Managers or Officers. The following persons, who are disinterested Managers of the Fund, and the Fund’s Chief Compliance Officer, received from the Fund the compensation amounts indicated for the services as such for the twelve-month period ended December 31, 2008:

MANAGER	AGGREGATE COMPENSATION FROM THE JNL VARIABLE FUND[1]	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM JNL VARIABLE FUND AND FUND COMPLEX
Michael Bouchard \	$43,115	$0	$0	$128,500[4]
William J. Crowley, Jr.	$42,277	$0	$0	$126,000[5]
Dominic D’Annunzio [3]	$51,504	$0	$0	$153,500[6]
Michelle Engler	$43,115	$0	$0	$128,500
James Henry	$42,277	$0	$0	$126,000
Richard McLellan	$48,148	$0	$0	$143,500
William R. Rybak	$43,115	$0	$0	$128,500
Patricia Woodworth	$47,310	$0	$0	$141,000[7]
Steven J. Fredricks [2]	$75,822	$0	$0	$225,978

[1]

The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets. The total fees to all the independent Managers is $1,075,500.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Amount includes $6,425 deferred by Mr. Bouchard.

[5]	Amount includes $75,600 deferred by Mr. Crowley.

[6]	Amount includes $76,750 deferred by Mr. D’Annunzio.

[7]	Amount includes $107,250 deferred by Ms. Woodworth.

SUPPLEMENT DATED DECEMBER 15, 2008

TO THE PROSPECTUS DATED MARCH 31, 2008

AND

TO THE PROSPECTUS

DATED MARCH 31, 2008, AS AMENDED, OCTOBER 6, 2008

JNL VARIABLE FUND LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective December 15, 2008 in the JNL/Mellon Capital Management VIP Fund, please delete the first bullet in the section entitled “Principal Investment Strategies” and replace it with the following:

•	The DowSM Dividend Strategy**;

Effective December 15, 2008 in the JNL/Mellon Capital Management VIP Fund, please delete the sub-section entitled “The DowSM Core 5 Strategy” in the section entitled “Principal Investment Strategies” and replace it with the following:

The DowSM Dividend Strategy:

Principal Investment Strategies. The Dow Dividend Strategy seeks to achieve its objective by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book. The 25 companies are selected on each Stock Selection Date. The Stock Selection Date will be on or about January 1 of each year. The Sub-Adviser generally uses a buy and hold strategy, trading only around each Stock Selection Date and when cash flow activity occurs in the Strategy. The Sub-Adviser may also trade for mergers or acquisitions if the original stock is not the surviving company and for dividend reinvestment.

The 25 common stocks are chosen on each Stock Selection Date as follows:

▪

Starting with the 100 stocks contained in the Dow Jones Select Dividend IndexSM, the Sub-Adviser selects only those stocks having at least $12.1 million of average daily dollar trading volume as of December 31, 2007. This dollar trading volume requirement will be increased by 10% annually.

▪	Next, the Sub-Adviser ranks the remaining stocks by the following two factors:

▪	Greatest one year change in return on assets. An increase in return on assets generally indicates improving business fundamentals.
▪	Lowest price-to-book. A lower, but positive, price-to-book ratio is generally used as an indication of value.

▪	The Sub-Adviser then selects an approximately equal-weighted portfolio of the 25 stocks with the best overall ranking on the above two factors for the Dow Dividend Strategy.

Effective January 1, 2009, in the section entitled “Management of the JNL Variable Fund” in the sub-section “Investment Adviser,” please delete the fourth paragraph and the table that follows, and replace it with the following:

Each of the Funds are obligated to pay the Adviser the following fees:

Assets	Annual Rate
$0 to $50 million	0.34%
$50 to $100 million	0.31%
$100 to $750 million	0.28%
Over $750 million	0.27%

This Supplement is dated December 15, 2008.

(To be used with VC4224 10/08, VC5869 10/08, VC5890 10/08, VC5995 10/08, VC3723 10/08, VC5825 10/08, VC5884 10/08, VC5885 10/08, VC3656 03/08, VC5526 03/08, VC3657 03/08, FVC4224FT 03/08, NV4224 10/08, NV3174CE 03/08, NV5526 03/08, NV3784 03/08, NV5869 10/08, NV5890 10/08, NV5825 03/08, HR105 03/08 and VC2440 03/08.)

CMX2722 12/08

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no substantive amendments or any waivers to this code of ethics during the period covered by this report. A copy of this code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant has named William J. Crowley, Jr. as an Audit Committee financial expert serving on its Audit Committee. William J. Crowley, Jr. is not an “interested person” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended, and is considered “independent” for purposes of this Item.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

(a)-(d)

The administrator of the registrant is directly responsible for payment of all expenses associated with the annual audit and other required services of the independent registered accounting firm, and all expenses associated with the preparation and filing of the tax returns.

KPMG LLP (“KPMG”) was appointed by the Board of Managers as the independent registered public accounting firm of the registrant for the fiscal years ended December 31, 2007 and December 31, 2008. The following table sets forth aggregate fees billed by KPMG for the respective period for professional services rendered to the registrant.

Fees for Services Rendered to the Registrant by KPMG

Fiscal Year	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
2007	$89,600	$53,390	$27,600	$0
2008	$93,660	$48,900	$33,320	$0

The above Audit-Related Fees for 2007 and 2008 are the aggregate fees billed for professional services rendered by KPMG to the registrant for the services provided in connection with the registrant’s Rule 17f-2 security counts.

The above Tax Fees for 2007 and 2008 are the aggregate fees billed for professional services by KPMG to the registrant for tax compliance, tax advice, and tax return review.

Fees for Services Rendered to Adviser Entities by KPMG

The following table sets forth the amount of fees that were billed by KPMG for the respective period to any entity controlling, controlled by, or under common control with the investment adviser that provided ongoing services to the registrant (“Adviser Entities”) that were directly related to the registrant’s operations and financial reporting.

Fiscal Year	Audit-Related Fees	Tax Fees	All Other Fees
2007	$45,000	$0	$0
2008	$49,000	$0	$0

The above Audit-Related Fees are the aggregate fees billed to Adviser Entities for the performance of an internal control review pursuant to Statement of Auditing Standards No. 70 of the adviser and administrator of the registrant.

(e)(1) The Audit Committee is authorized to pre-approve non-audit services provided by the registrant's auditors, if they find it appropriate in light of their fiduciary duties and in the exercise of their good faith business judgment and compatible with the auditors' independence. The Chairman of the Audit Committee is authorized to approve audit and non-audit services for newly established Funds of the registrant on the same terms as the full Audit Committee previously had approved for the then existing Funds.

(e)(2) 0%

(f) Not applicable.

(g) As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2007 was $125,990. As detailed in the tables above, the aggregate fees billed for all non-audit fees to the registrant and Adviser Entities for the fiscal year ended December 31, 2008 was $131,220.

(h) For the fiscal years ending December 31, 2007 and December 31, 2008, the Audit Committee of the registrant’s Board of Trustees considered the provision of non-audit services that were rendered to the Adviser Entities that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X and concluded that such services were compatible with maintaining KPMG’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)        Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Technology Sector Fund, and the JNL/Mellon Capital Management VIP Fund for which a summary schedule of investments was provided in the Annual Report, December 31, 2008, pursuant to §210.12 – 12C of Regulation S-X.

JNL Variable Fund LLC
Schedule of Investments (in thousands)
December 31, 2008

	Shares	Value
JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 16.8%
ATC Technology Corp. (b) (c)	21	$ 304
AutoZone Inc. (c)	352	49,158
Buffalo Wild Wings Inc. (c)	137	3,516
Carnival Corp. (b)	197	4,782
Foot Locker Inc. (b)	277	2,033
Fred’s Inc.	236	2,540
General Motors Corp. (b)	1,468	4,698
GKN Plc	16,091	22,405
H&R Block Inc. (b)	2,461	55,908
Home Depot Inc. (b)	1,357	31,230
HOT Topic Inc. (c)	337	3,123
International Game Technology	1,736	20,638
ITV Plc	7,491	4,322
Jo-Ann Stores Inc. (c)	181	2,800
Ladbrokes Plc	12,596	33,832
Leggett & Platt Inc.	1,065	16,176
Lennar Corp. (b)	491	4,260
Limited Brands Inc. (b)	2,325	23,344
Macy’s Inc.	2,168	22,436
Mattel Inc.	1,903	30,442
Monro Muffler Inc.	95	2,435
National Presto Industries Inc.	36	2,791
Newell Rubbermaid Inc. (b)	338	3,302
Nordstrom Inc.	1,565	20,834
PetMed Express Inc. (c)	181	3,190
Pre-Paid Legal Services Inc. (b) (c)	8	286
Rent-A-Center Inc. (c)	400	7,053
Shaw Communications Inc. (b)	97	1,723
Sherwin-Williams Co.	756	45,191
Starwood Hotels & Resorts Worldwide Inc.	1,091	19,526
Steven Madden Ltd. (c)	122	2,611
Stewart Enterprises Inc. - Class A (b)	89	268
True Religion Apparel Inc. (c)	244	3,033
Universal Electronics Inc. (b) (c)	14	222
VF Corp. (b)	128	7,037
Warnaco Group Inc. (b) (c)	480	9,421
Wet Seal Inc. (c)	741	2,201
WMS Industries Inc. (b) (c)	379	10,197
Yue Yuen Industrial Holdings Ltd. (b)	17,331	34,409
		513,677
CONSUMER STAPLES - 10.9%
Altria Group Inc.	291	4,388
Cal-Maine Foods Inc.	140	4,006

Chattem Inc. (b) (c)	153	10,911
ConAgra Foods Inc. (b)	369	6,092
Diamond Foods Inc.	126	2,536
General Mills Inc.	794	48,225
Hershey Co. (b)	99	3,435
HJ Heinz Co.	187	7,030
J&J Snack Foods Corp.	109	3,895
Kimberly-Clark Corp.	126	6,661
Kraft Foods Inc. - Class A	1,886	50,630
Kroger Co.	1,842	48,650
Lance Inc. (b)	179	4,098
Lorillard Inc.	334	18,823
Nash Finch Co.	98	4,418
Philip Morris International Inc.	724	31,512
Prestige Brands Holdings Inc. (c)	266	2,805
Spartan Stores Inc.	137	3,183
SunOpta Inc. (b) (c)	42	66
SUPERVALU Inc.	1,407	20,537
TreeHouse Foods Inc. (c)	182	4,962
Wal-Mart Stores Inc.	842	47,204
		334,067
ENERGY - 3.7%
Atlas America Inc. (b)	37	552
Bristow Group Inc. (b) (c)	250	6,688
Clayton Williams Energy Inc. (c)	74	3,378
Enbridge Inc. (b)	97	3,146
Golar LNG Ltd.	33	226
Gulfport Energy Corp. (c)	27	105
Hess Corp. (b)	217	11,614
Matrix Service Co. (c)	25	192
Murphy Oil Corp.	259	11,488
NATCO Group Inc. (b) (c)	189	2,876
OYO Geospace Corp. (b) (c)	6	97
Petroleum Development Corp. (b) (c)	153	3,672
Smith International Inc. (b)	296	6,782
Spectra Energy Corp.	1,703	26,811
Teekay Corp.	1,169	22,969
Tesco Corp. (c)	21	151
TransCanada Corp. (b)	95	2,590
Tsakos Energy Navigation Ltd. (b)	25	464
VAALCO Energy Inc. (c)	278	2,066
World Fuel Services Corp.	225	8,324
		114,191
FINANCIALS - 12.7%
Amerisafe Inc. (c)	92	1,886
BancFirst Corp.	94	4,956
Bank Mutual Corp.	311	3,593
Bank of America Corp.	5,814	81,862
Bank of the Ozarks Inc.	104	3,074
Berkshire Hills Bancorp Inc.	74	2,274

BOC Hong Kong Holdings Ltd.	26,069	29,839
Brookline Bancorp Inc.	368	3,916
Chemical Financial Corp.	159	4,419
Citigroup Inc.	1,242	8,337
Community Bank System Inc.	194	4,722
Community Trust Bancorp Inc.	100	3,672
CVB Financial Corp.	451	5,364
EZCORP Inc. - Class A (c)	309	4,707
Financial Federal Corp.	141	3,290
First Bancorp Inc.	546	6,084
First Cash Financial Services Inc. (b) (c)	158	3,016
First Commonwealth Financial Corp.	507	6,274
Forestar Real Estate Group Inc. (b) (c)	418	3,975
GAMCO Investors Inc.	19	520
Guaranty Financial Group Inc. (b) (c)	435	1,136
Home Bancshares Inc.	106	2,860
IberiaBank Corp.	89	4,251
Investors Real Estate Trust	327	3,497
JPMorgan Chase & Co.	2,134	67,270
Life Partners Holdings Inc. (b)	62	2,689
Navigators Group Inc. (b) (c)	16	853
NBT Bancorp Inc.	190	5,312
Nelnet Inc. - Class A	202	2,899
New World Development Ltd.	9,244	9,465
Ocwen Financial Corp. (c)	338	3,104
Old National Bancorp	397	7,208
Pinnacle Financial Partners Inc. (c)	133	3,965
Republic Bancorp Inc. - Class A	94	2,547
RSA Insurance Group Plc	21,961	43,763
S&T Bancorp Inc.	163	5,773
San Juan Basin Royalty Trust	649	20,103
Stifel Financial Corp. (c)	158	7,230
SWS Group Inc.	169	3,203
WesBanco Inc.	166	4,505
		387,413
HEALTH CARE - 12.0%
Air Methods Corp. (b) (c)	11	182
Amedisys Inc. (b) (c)	237	9,784
Bristol-Myers Squibb Co.	807	18,763
Bruker Corp. (b) (c)	69	278
Chemed Corp. (b)	85	3,382
Computer Programs & Systems Inc.	66	1,773
Conmed Corp. (b) (c)	176	4,220
CryoLife Inc. (c)	174	1,690
Dionex Corp. (b) (c)	18	790
Eli Lilly & Co.	824	33,183
Express Scripts Inc. (c)	301	16,527
Gentiva Health Services Inc. (c)	166	4,863
Greatbatch Inc. (b) (c)	126	3,334
Haemonetics Corp. (b) (c)	148	8,371

Hanger Orthopedic Group Inc. (c)	160	2,320
HealthSpring Inc. (c)	351	7,010
Kendle International Inc. (b) (c)	154	3,963
Landauer Inc.	52	3,819
LHC Group Inc. (c)	130	4,673
Martek Biosciences Corp. (b)	196	5,926
Medco Health Solutions Inc. (c)	318	13,322
Merck & Co. Inc.	1,607	48,856
Merit Medical Systems Inc. (c)	149	2,668
Omnicell Inc. (b) (c)	32	396
Owens & Minor Inc. (b)	85	3,215
Pfizer Inc.	6,066	107,424
Phase Forward Inc. (b) (c)	39	487
Quest Diagnostics Inc.	804	41,722
Questcor Pharmaceuticals Inc. (c)	500	4,650
Quidel Corp. (b) (c)	30	389
RehabCare Group Inc. (c)	16	250
Res-Care Inc. (b) (c)	16	246
Sun Healthcare Group Inc. (c)	39	348
SurModics Inc. (b) (c)	17	429
Universal American Corp. (b) (c)	69	611
ViroPharma Inc. (c)	513	6,686
		366,550
INDUSTRIALS - 15.4%
AAON Inc.	83	1,732
AAR Corp. (b) (c)	397	7,311
AeroVironment Inc. (c)	162	5,974
American Science & Engineering Inc.	60	4,463
Applied Signal Technology Inc.	49	874
Arkansas Best Corp.	194	5,855
Avery Dennison Corp. (b)	827	27,069
Axsys Technologies Inc. (c)	86	4,720
Badger Meter Inc. (b)	151	4,392
Barnes Group Inc. (b)	50	725
Beacon Roofing Supply Inc. (c)	273	3,794
Cathay Pacific Airways Ltd.	2,801	3,164
CBIZ Inc. (c)	32	280
CH Robinson Worldwide Inc.	898	49,416
Citic Pacific Ltd.	23,607	25,791
Columbus Mckinnon Corp. (b) (c)	18	243
COSCO Pacific Ltd.	2,868	2,949
Cubic Corp. (b)	18	486
Deere & Co.	236	9,045
Deluxe Corp. (b)	546	8,164
Ducommun Inc.	10	165
DynCorp International Inc. (b) (c)	31	473
Encore Wire Corp.	116	2,202
EnerSys (b) (c)	494	5,434
ESCO Technologies Inc. (c)	155	6,340
Exponent Inc. (c)	68	2,052

Force Protection Inc. (c)	525	3,142
General Electric Co.	5,685	92,089
Genesee & Wyoming Inc. - Class A (c)	188	5,735
Geo Group Inc. (b) (c)	47	849
Hawaiian Holdings Inc. (c)	396	2,525
Heico Corp. (b)	21	815
ICF International Inc. (c)	73	1,782
Kaman Corp. - Class A (b)	23	419
Kaydon Corp. (b)	289	9,929
KHD Humboldt Wedag International Ltd. (c)	28	314
Layne Christensen Co. (b) (c)	202	4,845
Marten Transport Ltd. (c)	106	2,013
MasTec Inc. (c)	385	4,460
Middleby Corp. (b) (c)	15	419
Navigant Consulting Inc. (c)	373	5,919
Old Dominion Freight Line Inc. (c)	287	8,160
Orbital Sciences Corp. (b) (c)	620	12,107
Perini Corp. (b) (c)	282	6,600
Pinnacle Airlines Corp. (b) (c)	16	28
Pitney Bowes Inc.	1,150	29,314
RBC Bearings Inc. (b) (c)	20	403
Robbins & Myers Inc.	17	281
Rush Enterprises Inc. - Class A (b) (c)	24	206
Standex International Corp.	75	1,484
Stanley Inc. (c)	134	4,858
Sykes Enterprises Inc. (c)	229	4,383
Tennant Co. (b)	17	269
Textron Inc. (b)	1,640	22,754
Triumph Group Inc.	175	7,441
Waste Management Inc.	1,505	49,887
Watsco Inc.	140	5,366
		471,909
INFORMATION TECHNOLOGY - 5.1%
Actuate Corp. (b) (c)	41	122
Advent Software Inc. (b) (c)	24	484
AsiaInfo Holdings Inc. (c)	474	5,606
Atheros Communications Inc. (b) (c)	594	8,495
Comtech Telecommunications Corp. (b) (c)	219	10,044
CSG Systems International Inc. (c)	213	3,727
CyberSource Corp. (b) (c)	716	8,586
EMS Technologies Inc. (b) (c)	15	376
EPIQ Systems Inc. (b) (c)	371	6,206
Forrester Research Inc. (c)	128	3,615
Harmonic Inc. (b) (c)	88	494
Hittite Microwave Corp. (b) (c)	29	844
Informatica Corp. (b) (c)	768	10,542
Interactive Intelligence Inc. (c)	9	58
InterDigital Inc. (c)	332	9,139
Logica Plc (b)	35,990	36,181
Methode Electronics Inc.	36	241

Motorola Inc.	4,603	20,391
NCI Inc. (c)	33	991
NetLogic Microsystems Inc. (b) (c)	222	4,880
NetScout Systems Inc. (b) (c)	26	221
Open Text Corp. (b) (c)	47	1,422
Pericom Semiconductor Corp. (c)	24	134
Power Integrations Inc. (b)	310	6,167
Radiant Systems Inc. (c)	19	65
Rofin-Sinar Technologies Inc. (b) (c)	28	584
S1 Corp. (c)	271	2,137
Standard Microsystems Corp. (b) (c)	22	359
Stratasys Inc. (b) (c)	20	212
Synaptics Inc. (b) (c)	406	6,728
Syntel Inc. (b)	23	524
TheStreet.com Inc. (b)	19	54
TriQuint Semiconductor Inc. (b) (c)	1,498	5,154
Ultimate Software Group Inc. (b) (c)	23	332
		155,115
MATERIALS - 11.3%
Alcoa Inc.	7,953	89,546
Balchem Corp.	112	2,781
Bemis Co. Inc. (b)	143	3,382
Compass Minerals International Inc. (b)	68	4,001
Eastman Chemical Co.	518	16,410
EI Du Pont de Nemours & Co.	3,462	87,597
International Paper Co.	270	3,183
Kaiser Aluminum Corp.	213	4,800
Olin Corp.	929	16,805
Olympic Steel Inc. (b)	91	1,844
PPG Industries Inc.	473	20,081
Rohm & Haas Co.	733	45,308
RPM International Inc.	1,311	17,428
Schnitzer Steel Industries Inc. - Class A (b)	280	10,532
Sonoco Products Co.	65	1,508
Stepan Co.	60	2,827
Taseko Mines Ltd. (b) (c)	132	75
Temple-Inland Inc. (b)	1,267	6,079
United States Steel Corp.	181	6,726
Weyerhaeuser Co. (b)	119	3,635
Zep Inc.	105	2,036
		346,584
TELECOMMUNICATION SERVICES - 8.0%
AT&T Inc.	2,311	65,852
BCE Inc.	975	19,978
BT Group Plc	14,896	29,957
FairPoint Communications Inc. (b)	48	157
PCCW Ltd. (b)	84,172	40,411
Premiere Global Services Inc. (b) (c)	58	502
Shenandoah Telecommunications Co.	141	3,953
TELUS Corp.	644	18,309

Verizon Communications Inc. (b)	1,907	64,637
		243,756
UTILITIES - 3.6%
California Water Service Group	117	5,413
CH Energy Group Inc.	92	4,723
Cheung Kong Infrastructure Holdings Ltd.	17,593	66,438
Constellation Energy Group Inc. (b)	214	5,375
Laclede Group Inc. (b)	131	6,145
Public Service Enterprise Group Inc.	448	13,060
South Jersey Industries Inc.	194	7,730
		108,884

Total Common Stocks (cost $4,092,400)		3,042,146

INVESTMENT FUNDS - 0.7%
SPDR Trust, Series 1 (b)	240	21,700

Total Investment Funds (cost $21,457)		21,700

SHORT TERM INVESTMENTS - 13.6%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.07% (a) (f)	6,330	6,330
Securities Lending Collateral - 13.4%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	422,667	409,353
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	13,809	-
		409,353

Total Short Term Investments (cost $442,806)		415,683

Total Investments - 113.8% (cost $4,556,663)		3,479,529
Other Assets and Liabilities, Net - (13.8%)		-422,922
Total Net Assets - 100%		$3,056,607

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 98.0%
CONSUMER DISCRETIONARY - 11.8%
Apollo Group Inc. - Class A (c)	48	$ 3,673
ATC Technology Corp. (c)	1	21
AutoZone Inc. (c)	16	2,202
Comcast Corp. - Class A	156	2,634
Daimler AG	47	1,785
DeVry Inc.	14	830
DirecTV Group Inc. (c)	80	1,823
Dollar Tree Inc. (c)	9	367
Expedia Inc. (c)	39	321
Family Dollar Stores Inc.	14	353
Fossil Inc. (c)	18	303
Fred’s Inc.	7	75
GameStop Corp. - Class A (c)	6	139
Global Sources Ltd. (c)	9	48

H&R Block Inc.	33	760
Hasbro Inc.	47	1,359
Liberty Global Inc. - Class A (b) (c)	10	160
McDonald’s Corp.	53	3,307
Monro Muffler Inc.	9	219
National Presto Industries Inc.	3	244
NetFlix Inc. (c)	11	341
Nike Inc. - Class B (b)	10	500
Panera Bread Co. - Class A (c)	7	341
Polo Ralph Lauren Corp. (b)	10	459
Pre-Paid Legal Services Inc. (b) (c)	1	20
Renault SA	69	1,805
Rent-A-Center Inc. (c)	36	631
Ross Stores Inc.	11	330
Shaw Communications Inc.	39	693
Staples Inc.	54	968
Stewart Enterprises Inc. - Class A (b)	6	19
Tractor Supply Co. (c)	9	340
True Religion Apparel Inc. (c)	17	208
Universal Electronics Inc. (b) (c)	1	16
Walt Disney Co. (b)	84	1,909
Warnaco Group Inc. (b) (c)	7	131
WMS Industries Inc. (b) (c)	7	198
Wynn Resorts Ltd. (b) (c)	3	135
		29,667
CONSUMER STAPLES - 5.7%
Anheuser-Busch InBev NV	74	1,714
Brown-Forman Corp. - Class B	27	1,398
Cal-Maine Foods Inc.	10	284
Chattem Inc. (b) (c)	3	194
Church & Dwight Co. Inc.	7	380
Clorox Co.	35	1,919
Costco Wholesale Corp. (b)	11	570
Estee Lauder Cos. Inc.	46	1,419
Fresh Del Monte Produce Inc. (c)	2	47
J&J Snack Foods Corp.	9	322
Kimberly-Clark Corp.	9	479
Lance Inc.	15	334
Nash Finch Co.	7	308
PepsiAmericas Inc.	5	107
PepsiCo Inc.	8	448
Prestige Brands Holdings Inc. (c)	23	244
Spartan Stores Inc.	10	237
SunOpta Inc. (c)	3	4
TreeHouse Foods Inc. (c)	26	702
Wal-Mart Stores Inc.	59	3,288
		14,398
ENERGY - 5.3%
Atlas America Inc. (b)	3	39
Bristow Group Inc. (b) (c)	17	459

Chevron Corp.	38	2,788
Clayton Williams Energy Inc. (c)	6	254
ConocoPhillips	28	1,442
Core Laboratories NV	6	351
ENI SpA	103	2,488
ENSCO International Inc.	52	1,489
Golar LNG Ltd.	2	15
Gulfport Energy Corp. (c)	2	7
Halliburton Co. (b)	17	301
Matrix Service Co. (c)	2	13
NATCO Group Inc. (c)	13	199
National Oilwell Varco Inc. (c)	14	346
OYO Geospace Corp. (b) (c)	-	6
Petroleum Development Corp. (c)	11	254
StatoilHydro ASA	121	2,017
Tesco Corp. (c)	1	10
Tsakos Energy Navigation Ltd.	2	32
Valero Energy Corp.	9	194
World Fuel Services Corp.	16	580
		13,284
FINANCIALS - 16.5%
Amerisafe Inc. (c)	9	179
AON Corp.	12	544
AXA SA	77	1,736
BancFirst Corp.	7	382
Banco Bilbao Vizcaya Argentaria SA	136	1,691
Banco Santander SA	175	1,687
Bank Mutual Corp.	23	267
Bank of America Corp.	97	1,369
Bank of the Ozarks Inc.	8	231
BB&T Corp.	50	1,370
Berkshire Hills Bancorp Inc.	6	174
BNP Paribas	39	1,693
Brookline Bancorp Inc.	8	81
Chemical Financial Corp.	12	331
Chubb Corp.	10	529
Community Bank System Inc.	16	379
Community Trust Bancorp Inc.	7	271
CVB Financial Corp.	39	458
Deutsche Bank AG	52	2,040
EZCORP Inc. - Class A (c)	22	328
Financial Federal Corp.	14	322
First Bancorp Inc.	43	477
First Cash Financial Services Inc. (c)	14	258
First Commonwealth Financial Corp.	39	488
First Niagara Financial Group Inc.	85	1,376
Fulton Financial Corp.	146	1,402
GAMCO Investors Inc.	1	36
Home Bancshares Inc.	9	247
Huntington Bancshares Inc.	185	1,417

IberiaBank Corp.	8	399
Investors Real Estate Trust	27	291
Janus Capital Group Inc.	19	154
Life Partners Holdings Inc.	5	240
Moody’s Corp.	66	1,322
Navigators Group Inc. (c)	1	63
NBT Bancorp Inc.	15	421
Nelnet Inc. - Class A	18	252
Nordea Bank AB	231	1,644
Ocwen Financial Corp. (c)	29	266
Old National Bancorp	31	557
People’s United Financial Inc.	76	1,355
Pinnacle Financial Partners Inc. (c)	11	327
Plum Creek Timber Co. Inc.	40	1,385
Regions Financial Corp.	158	1,255
Republic Bancorp Inc. - Class A	8	230
S&T Bancorp Inc.	13	453
Sampo Oyj	91	1,723
Skandinaviska Enskilda Banken AB	228	1,844
Stifel Financial Corp. (c)	14	630
SunTrust Banks Inc.	47	1,386
SWS Group Inc.	13	241
Travelers Cos. Inc.	32	1,440
WesBanco Inc.	13	349
Zions Bancorp	58	1,427
		41,417
HEALTH CARE - 16.4%
Air Methods Corp. (b) (c)	1	12
Amedisys Inc. (b) (c)	4	154
Amgen Inc. (c)	113	6,537
Biogen Idec Inc. (c)	22	1,053
Bristol-Myers Squibb Co.	141	3,268
Bruker Corp. (b) (c)	5	19
Chemed Corp. (b)	14	546
Conmed Corp. (c)	14	330
CryoLife Inc. (c)	13	126
DaVita Inc. (c)	10	498
DENTSPLY International Inc.	4	118
Dionex Corp. (b) (c)	1	57
Endo Pharmaceuticals Holdings Inc. (c)	13	347
Express Scripts Inc. (c)	71	3,906
Forest Laboratories Inc. (c)	55	1,399
Gentiva Health Services Inc. (c)	13	390
Genzyme Corp. (c)	7	494
Gilead Sciences Inc. (c)	27	1,383
Greatbatch Inc. (c)	12	325
Haemonetics Corp. (c)	9	495
Hanger Orthopedic Group Inc. (c)	14	207
HealthSpring Inc. (c)	27	541
Henry Schein Inc. (b) (c)	2	90

Johnson & Johnson	55	3,317
Kendle International Inc. (b) (c)	10	269
Landauer Inc.	4	317
LHC Group Inc. (c)	10	351
Martek Biosciences Corp.	18	538
Medco Health Solutions Inc. (c)	61	2,577
Omnicell Inc. (b) (c)	2	28
OSI Pharmaceuticals Inc. (c)	9	333
Owens & Minor Inc. (b)	6	221
Perrigo Co. (b)	22	705
Pfizer Inc.	76	1,346
Pharmaceutical Product Development Inc.	12	334
Phase Forward Inc. (c)	3	35
Questcor Pharmaceuticals Inc. (c)	35	324
Quidel Corp. (b) (c)	2	28
RehabCare Group Inc. (c)	1	18
Res-Care Inc. (c)	1	17
Resmed Inc. (c)	9	340
Sun Healthcare Group Inc. (b) (c)	3	25
SurModics Inc. (b) (c)	1	30
Teva Pharmaceutical Industries Ltd. - ADR (b)	163	6,919
Universal American Corp. (b) (c)	5	43
ViroPharma Inc. (c)	42	549
Waters Corp. (c)	4	146
		41,105
INDUSTRIALS - 11.7%
AAON Inc.	8	166
AAR Corp. (b) (c)	6	102
AeroVironment Inc. (c)	11	416
AGCO Corp. (b) (c)	4	85
American Science & Engineering Inc.	5	348
Applied Signal Technology Inc.	6	106
Arkansas Best Corp.	14	408
Axsys Technologies Inc. (c)	6	329
Badger Meter Inc. (b)	10	297
Barnes Group Inc. (b)	4	53
Beacon Roofing Supply Inc. (c)	24	333
Briggs & Stratton Corp.	79	1,398
CBIZ Inc. (c)	2	20
Cintas Corp.	15	346
Columbus Mckinnon Corp. (b) (c)	1	17
Copart Inc. (c)	4	97
Cubic Corp.	1	33
Deere & Co.	15	560
Deluxe Corp.	8	112
Deutsche Post AG	105	1,771
Ducommun Inc.	1	12
Dun & Bradstreet Corp.	18	1,426
DynCorp International Inc. (b) (c)	2	32
Eaton Corp.	28	1,373

Emerson Electric Co.	11	405
Encore Wire Corp.	11	202
EnerSys (c)	34	369
ESCO Technologies Inc. (c)	12	495
Exponent Inc. (c)	6	190
Flowserve Corp.	2	116
Fluor Corp.	7	316
FTI Consulting Inc. (b) (c)	2	109
Genesee & Wyoming Inc. - Class A (c)	17	524
Geo Group Inc. (c)	3	62
Heico Corp. (b)	2	60
Honeywell International Inc.	44	1,447
ICF International Inc. (c)	7	169
Ingersoll-Rand Co. Ltd. - Class A	13	233
Jacobs Engineering Group Inc. (c)	5	231
JB Hunt Transport Services Inc.	13	341
Joy Global Inc.	15	342
Kaman Corp. - Class A (b)	2	30
Kaydon Corp.	4	134
KHD Humboldt Wedag International Ltd. (c)	2	22
Layne Christensen Co. (b) (c)	14	327
Marten Transport Ltd. (c)	10	191
MasTec Inc. (c)	31	364
McDermott International Inc. (c)	44	434
Middleby Corp. (b) (c)	1	32
Navigant Consulting Inc. (c)	26	412
Old Dominion Freight Line Inc. (c)	20	568
Orbital Sciences Corp. (b) (c)	9	168
Parker Hannifin Corp.	8	353
Perini Corp. (b) (c)	4	92
Pinnacle Airlines Corp. (b) (c)	1	2
RBC Bearings Inc. (c)	1	30
Robbins & Myers Inc.	2	34
Robert Half International Inc.	70	1,462
Rockwell Automation Inc.	44	1,409
RR Donnelley & Sons Co.	101	1,372
Rush Enterprises Inc. - Class A (b) (c)	2	14
Ryanair Holdings Plc - ADR (b) (c)	8	242
Sandvik AB	268	1,724
Standex International Corp.	6	115
Stanley Inc. (c)	11	394
Stericycle Inc. (c)	3	179
Sykes Enterprises Inc. (c)	19	365
Tennant Co. (b)	1	19
Textron Inc.	101	1,395
Timken Co.	72	1,422
Triumph Group Inc.	2	104
Valmont Industries Inc.	2	105
Watsco Inc.	13	505
		29,470

INFORMATION TECHNOLOGY - 17.0%
Actuate Corp. (b) (c)	3	8
Adobe Systems Inc. (c)	16	339
Advent Software Inc. (b) (c)	2	35
Altera Corp.	109	1,819
Ansys Inc. (c)	4	101
Apple Inc. (c)	7	585
AsiaInfo Holdings Inc. (c)	33	391
Atheros Communications Inc. (b) (c)	8	118
Autodesk Inc. (c)	7	128
Automatic Data Processing Inc.	38	1,513
Broadcom Corp. - Class A (c)	34	574
Check Point Software Technologies Ltd. (c)	18	333
Cisco Systems Inc. (c)	255	4,162
Citrix Systems Inc. (c)	5	123
Comtech Telecommunications Corp. (b) (c)	3	158
CSG Systems International Inc. (c)	19	327
CyberSource Corp. (b) (c)	10	116
eBay Inc. (c)	34	473
EMS Technologies Inc. (c)	1	26
EPIQ Systems Inc. (b) (c)	25	418
Fiserv Inc. (c)	12	441
Flextronics International Ltd. (c)	118	302
Forrester Research Inc. (c)	11	302
Google Inc. - Class A (c)	1	277
Harmonic Inc. (b) (c)	6	36
Hewlett-Packard Co.	54	1,951
Hittite Microwave Corp. (b) (c)	2	60
Informatica Corp. (b) (c)	13	174
Intel Corp.	283	4,151
Interactive Intelligence Inc. (c)	1	4
InterDigital Inc. (c)	23	637
International Business Machines Corp.	30	2,557
Intuit Inc. (c)	46	1,100
Juniper Networks Inc. (c)	40	700
Lexmark International Inc. (c)	52	1,386
Linear Technology Corp.	17	371
Logitech International SA (b) (c)	26	399
Mantech International Corp. - Class A (c)	6	347
Methode Electronics Inc.	3	17
Microchip Technology Inc.	74	1,438
Microsoft Corp.	288	5,605
National Semiconductor Corp. (b)	28	279
NCI Inc. (c)	4	114
NetLogic Microsystems Inc. (b) (c)	15	333
NetScout Systems Inc. (c)	2	15
Nokia Oyj - Class A - ADR	35	552
Nvidia Corp. (c)	15	124
Open Text Corp. (b) (c)	3	102
Oracle Corp. (c)	253	4,488

Pericom Semiconductor Corp. (c)	2	9
Power Integrations Inc.	4	82
Radiant Systems Inc. (c)	1	4
Rofin-Sinar Technologies Inc. (b) (c)	2	43
S1 Corp. (c)	25	195
SAIC Inc. (c)	20	382
Standard Microsystems Corp. (b) (c)	2	25
Stratasys Inc. (b) (c)	1	14
Symantec Corp. (c)	63	856
Synaptics Inc. (b) (c)	6	93
Syntel Inc.	2	36
TheStreet.com Inc. (b)	1	4
TriQuint Semiconductor Inc. (c)	99	339
Ultimate Software Group Inc. (b) (c)	2	23
Western Digital Corp. (c)	8	91
Xilinx Inc.	21	370
		42,575
MATERIALS - 3.1%
Balchem Corp.	8	210
BASF SE	45	1,744
Compass Minerals International Inc.	5	270
Eastman Chemical Co.	39	1,244
Kaiser Aluminum Corp.	15	328
MeadWestvaco Corp.	120	1,344
Olympic Steel Inc. (b)	6	126
Owens-Illinois Inc. (c)	6	168
Potash Corp.	9	693
Rock-Tenn Co. - Class A	10	341
Schnitzer Steel Industries Inc. - Class A (b)	4	151
Sigma-Aldrich Corp. (b)	18	764
Stepan Co.	4	209
Taseko Mines Ltd. (b) (c)	9	5
Zep Inc.	10	193
		7,790
TELECOMMUNICATION SERVICES - 2.1%
Millicom International Cellular SA (b)	3	127
Portugal Telecom SGPS SA	197	1,684
Premiere Global Services Inc. (c)	4	38
Shenandoah Telecommunications Co.	11	306
Telefonica SA - ADR	14	939
TeliaSonera AB (b)	401	2,017
		5,111
UTILITIES - 8.4%
AGL Resources Inc.	44	1,375
American Electric Power Co. Inc.	40	1,347
California Water Service Group	11	515
CH Energy Group Inc.	7	386
Dominion Resources Inc.	39	1,389
Enel SpA	315	2,031
Exelon Corp.	38	2,127

FirstEnergy Corp.	9	423
Fortum Oyj	82	1,781
Laclede Group Inc.	12	555
NiSource Inc.	116	1,267
Oneok Inc.	47	1,362
Pinnacle West Capital Corp.	42	1,362
PPL Corp.	59	1,809
SCANA Corp.	37	1,305
South Jersey Industries Inc.	14	548
TECO Energy Inc.	112	1,380
		20,962

Total Common Stocks (cost $290,021)		245,779

RIGHTS - 0.0%
HBOS Plc (c) (e)	364	-
Lloyds TSB Group Plc (c) (e)	174	-
		-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Fortis (c) (e)	140	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 9.3%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	744	744

Securities Lending Collateral - 9.0%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	23,317	22,583
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	934	-
		22,583

Total Short Term Investments (cost $24,995)		23,327

Total Investments - 107.3% (cost $315,016)		269,106
Other Assets and Liabilities, Net - (7.3%)		-18,227
Total Net Assets - 100%		$ 250,879

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 18.3%
Apollo Group Inc. - Class A (c)	42	$ 3,218
AutoZone Inc. (c)	9	1,200
Carnival Corp.	12	297
Comcast Corp. - Class A	295	4,974
Daimler AG	84	3,210
DeVry Inc.	29	1,668

DirecTV Group Inc. (c)	150	3,442
Dollar Tree Inc. (c)	17	692
Expedia Inc. (c)	75	621
Family Dollar Stores Inc.	26	667
Foot Locker Inc. (b)	17	124
Fossil Inc. (c)	36	602
GameStop Corp. - Class A (c)	12	261
General Motors Corp. (b)	47	149
GKN Plc	1,248	1,737
Global Sources Ltd. (c)	17	95
H&R Block Inc.	93	2,120
Home Depot Inc.	39	908
International Game Technology	92	1,096
ITV Plc	570	329
Ladbrokes Plc	956	2,568
Leggett & Platt Inc.	70	1,070
Lennar Corp. (b)	34	295
Liberty Global Inc. - Class A (b) (c)	19	295
Limited Brands Inc.	154	1,545
Macy’s Inc.	137	1,417
Mattel Inc.	107	1,711
McDonald’s Corp.	100	6,244
NetFlix Inc. (c)	22	644
Newell Rubbermaid Inc.	23	228
Nordstrom Inc.	99	1,315
Panera Bread Co. - Class A (c)	12	644
Renault SA	124	3,246
Ross Stores Inc.	21	624
Shaw Communications Inc. (b)	108	1,917
Staples Inc.	102	1,829
Starwood Hotels & Resorts Worldwide Inc.	69	1,233
Tractor Supply Co. (c)	18	642
VF Corp.	8	435
Wynn Resorts Ltd. (b) (c)	6	256
Yue Yuen Industrial Holdings Ltd.	1,335	2,651
		58,219
CONSUMER STAPLES - 5.6%
Anheuser-Busch InBev NV	133	3,083
Church & Dwight Co. Inc.	13	718
ConAgra Foods Inc.	23	381
Costco Wholesale Corp.	23	1,196
Fresh Del Monte Produce Inc. (c)	4	82
Hershey Co. (b)	6	210
HJ Heinz Co.	12	439
Kimberly-Clark Corp.	8	416
Lorillard Inc.	21	1,188
PepsiAmericas Inc.	52	1,051
Philip Morris International Inc.	28	1,223
SUPERVALU Inc.	79	1,152
TreeHouse Foods Inc. (c)	21	570

Wal-Mart Stores Inc.	111	6,209
		17,918
ENERGY - 4.1%
Core Laboratories NV	12	719
Enbridge Inc.	6	192
ENI SpA	169	4,067
National Oilwell Varco Inc. (c)	27	658
Spectra Energy Corp.	112	1,759
StatoilHydro ASA	233	3,895
Teekay Corp.	74	1,457
TransCanada Corp. (b)	6	159
		12,906
FINANCIALS - 11.5%
AXA SA	139	3,122
Banco Bilbao Vizcaya Argentaria SA	245	3,041
Banco Santander SA	314	3,035
Bank of America Corp.	171	2,412
BNP Paribas	71	3,045
BOC Hong Kong Holdings Ltd.	2,400	2,747
Citigroup Inc.	40	270
Deutsche Bank AG	93	3,696
Forestar Real Estate Group Inc. (b) (c)	27	261
Guaranty Financial Group Inc. (b) (c)	31	82
New World Development Ltd.	693	709
Nordea Bank AB	415	2,958
RSA Insurance Group Plc	1,690	3,368
Sampo Oyj	164	3,098
San Juan Basin Royalty Trust	43	1,328
Skandinaviska Enskilda Banken AB	411	3,317
		36,489
HEALTH CARE - 19.7%
Amgen Inc. (c)	214	12,344
Biogen Idec Inc. (c)	42	1,988
Bristol-Myers Squibb Co.	316	7,355
Chemed Corp.	16	635
DaVita Inc. (c)	19	940
DENTSPLY International Inc. (b)	9	250
Eli Lilly & Co.	54	2,191
Endo Pharmaceuticals Holdings Inc. (c)	25	655
Express Scripts Inc. (c)	78	4,286
Genzyme Corp. (c)	14	923
Haemonetics Corp. (c)	11	649
Henry Schein Inc. (b) (c)	5	190
Johnson & Johnson	105	6,263
Medco Health Solutions Inc. (c)	91	3,825
OSI Pharmaceuticals Inc. (c)	16	629
Perrigo Co. (b)	43	1,379
Pfizer Inc.	182	3,222
Pharmaceutical Product Development Inc.	22	631
Resmed Inc. (c)	17	642

Teva Pharmaceutical Industries Ltd. - ADR (b)	310	13,179
Waters Corp. (c)	7	276
		62,452
INDUSTRIALS - 7.1%
AGCO Corp. (c)	7	175
Avery Dennison Corp.	54	1,761
Cathay Pacific Airways Ltd.	206	233
Cintas Corp.	28	653
Citic Pacific Ltd.	1,857	2,029
Copart Inc. (c)	7	202
COSCO Pacific Ltd.	215	221
Deere & Co.	31	1,170
Deutsche Post AG	188	3,185
Flowserve Corp.	5	248
Fluor Corp.	13	589
FTI Consulting Inc. (b) (c)	5	231
General Electric Co. (b)	151	2,447
Jacobs Engineering Group Inc. (c)	9	439
JB Hunt Transport Services Inc.	25	644
Joy Global Inc.	30	676
McDermott International Inc. (c)	19	184
Pitney Bowes Inc.	75	1,918
Robbins & Myers Inc.	2	30
Ryanair Holdings Plc - ADR (b) (c)	16	455
Sandvik AB	483	3,101
Stericycle Inc. (c)	6	338
Textron Inc.	91	1,265
Valmont Industries Inc. (b)	4	218
		22,412
INFORMATION TECHNOLOGY - 18.0%
Adobe Systems Inc. (c)	30	636
Altera Corp.	43	711
Ansys Inc. (c)	8	212
Apple Inc. (c)	14	1,225
Autodesk Inc. (c)	13	260
Automatic Data Processing Inc.	73	2,858
Broadcom Corp. - Class A (c)	64	1,084
Check Point Software Technologies Ltd. (c)	33	628
Cisco Systems Inc. (c)	487	7,941
Citrix Systems Inc. (c)	11	261
eBay Inc. (c)	71	990
Fiserv Inc. (c)	23	833
Flextronics International Ltd. (c)	234	600
Intel Corp.	565	8,288
Intuit Inc. (c)	64	1,534
Juniper Networks Inc. (c)	76	1,322
Linear Technology Corp.	32	702
Logica Plc	2,772	2,787
Logitech International SA (b) (c)	51	797
Mantech International Corp. - Class A (c)	12	655

Microsoft Corp.	423	8,225
Motorola Inc.	291	1,287
Nokia Oyj - Class A - ADR	74	1,157
Nvidia Corp. (c)	32	257
Oracle Corp. (c)	483	8,557
SAIC Inc. (c)	37	722
Symantec Corp. (c)	120	1,617
Western Digital Corp. (b) (c)	17	195
Xilinx Inc.	39	699
		57,040
MATERIALS - 5.4%
Alcoa Inc.	200	2,257
BASF SE	81	3,136
Bemis Co. Inc.	9	205
Eastman Chemical Co.	35	1,115
EI Du Pont de Nemours & Co.	92	2,318
International Paper Co.	19	221
Olin Corp.	62	1,112
Owens-Illinois Inc. (c)	12	322
Potash Corp.	20	1,451
PPG Industries Inc.	30	1,268
Rock-Tenn Co. - Class A	19	644
RPM International Inc.	86	1,147
Sigma-Aldrich Corp. (b)	36	1,534
Sonoco Products Co.	4	99
Temple-Inland Inc. (b)	82	393
Weyerhaeuser Co.	8	252
		17,474
TELECOMMUNICATION SERVICES - 5.7%
BCE Inc.	62	1,261
BT Group Plc	1,657	3,333
Millicom International Cellular SA (b)	6	259
PCCW Ltd.	6,477	3,110
Portugal Telecom SGPS SA	354	3,028
Telefonica SA - ADR	29	1,965
TeliaSonera AB	774	3,896
TELUS Corp.	42	1,208
		18,060
UTILITIES - 3.8%
Cheung Kong Infrastructure Holdings Ltd.	1,358	5,127
Enel SpA	609	3,922
Fortum Oyj	147	3,203
		12,252

Total Common Stocks (cost $404,302)		315,222

RIGHTS - 0.0%
HBOS Plc (c) (e)	681	-
Lloyds TSB Group Plc (c) (e)	330	-
		-

Total Rights (cost $0)		-

WARRANTS - 0.0%
Fortis (c) (e)	270	-

Total Warrants (cost $0)		-

SHORT TERM INVESTMENTS - 5.5%
Mutual Funds - 0.3%
JNL Money Market Fund, 1.07% (a) (f)	1,019	1,019
Securities Lending Collateral - 5.2%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	16,905	16,373
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	591	-
		16,373

Total Short Term Investments (cost $18,515)		17,392

Total Investments - 104.7% (cost $422,817)		332,614
Other Assets and Liabilities, Net - (4.7%)		-15,056
Total Net Assets - 100%		$ 317,558

JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 64.8%
99 Cents Only Stores (b) (c)	1	$ 13
Abercrombie & Fitch Co. - Class A	2	46
Advance Auto Parts Inc.	2	72
Aeropostale Inc. (c)	2	25
Amazon.com Inc. (c)	7	360
American Eagle Outfitters Inc.	4	37
American Greetings Corp.	1	8
AnnTaylor Stores Corp. (c)	1	8
Apollo Group Inc. - Class A (c)	3	226
Arbitron Inc.	1	8
Ascent Media Corp. (c)	-	7
AutoNation Inc. (b) (c)	3	25
AutoZone Inc. (c)	1	110
Bally Technologies Inc. (c)	1	29
Barnes & Noble Inc. (b)	1	13
Bed Bath & Beyond Inc. (b) (c)	6	151
Belo Corp.	2	2
Best Buy Co. Inc.	8	215
Big Lots Inc. (b) (c)	2	27
Bob Evans Farms Inc. (b)	1	15
Boyd Gaming Corp. (b)	1	6
Brinker International Inc.	2	24
Brown Shoe Co. Inc.	1	8
Burger King Holdings Inc.	2	50
Cablevision Systems Corp. - Class A	5	89

Career Education Corp. (c)	2	37
Carmax Inc. (b) (c)	4	35
Carnival Corp.	10	234
Cato Corp. - Class A	1	10
CBS Corp. - Class B	13	108
CEC Entertainment Inc. (c)	1	14
Charming Shoppes Inc. (b) (c)	2	5
Cheesecake Factory Inc. (c)	1	14
Chico’s FAS Inc. (c)	4	17
Childrens Place Retail Stores Inc. (b) (c)	1	12
Chipotle Mexican Grill Inc. (b) (c)	-	24
Chipotle Mexican Grill Inc. - Class A (b) (c)	-	20
Choice Hotels International Inc. (b)	1	23
Christopher & Banks Corp.	1	3
Collective Brands Inc. (c)	1	17
Comcast Corp. - Class A	43	733
Comcast Corp. - Special Class A	19	299
Corinthian Colleges Inc. (b) (c)	2	32
Cracker Barrel Old Country Store Inc.	1	11
CTC Media Inc. (c)	1	6
Darden Restaurants Inc.	3	82
DeVry Inc.	1	81
Dick’s Sporting Goods Inc. (c)	2	27
Dillard’s Inc. - Class A (b)	1	5
DirecTV Group Inc. (b) (c)	12	286
Discovery Communications Inc. - Class C (c)	3	42
Discovery Communications Inc. - Class A (c)	3	43
DISH Network Corp. (c)	5	53
Dollar Tree Inc. (c)	2	85
DreamWorks Animation SKG Inc. (c)	1	35
Dress Barn Inc. (c)	1	11
Expedia Inc. (c)	5	39
Family Dollar Stores Inc. (b)	3	78
Foot Locker Inc.	4	26
Fred’s Inc.	1	9
GameStop Corp. - Class A (c)	3	75
Gannett Co. Inc. (b)	5	42
Gap Inc.	12	160
Gaylord Entertainment Co. (b) (c)	1	10
Genesco Inc. (b)	-	6
Group 1 Automotive Inc. (b)	1	6
Guess? Inc.	1	21
Gymboree Corp. (c)	1	17
H&R Block Inc.	8	175
Harte-Hanks Inc. (b)	1	6
Hillenbrand Inc.	1	24
Home Depot Inc.	39	891
HSN Inc. (c)	1	5
International Game Technology	7	80
International Speedway Corp. - Class A	1	19

Interpublic Group of Cos. Inc. (c)	11	43
Interval Leisure Group Inc. (c)	1	5
ITT Educational Services Inc. (c)	1	84
J Crew Group Inc. (b) (c)	1	14
J.C. Penney Co. Inc.	4	87
Jack in the Box Inc. (c)	1	29
John Wiley & Sons Inc.	1	40
Kohl’s Corp. (c)	7	238
Lamar Advertising Co. (b) (c)	1	19
Las Vegas Sands Corp. (b) (c)	7	39
Liberty Global Inc. (c)	3	49
Liberty Global Inc. - Class A (c)	3	54
Liberty Media Corp. - Capital	2	12
Liberty Media Corp. - Entertainment - Class A (c)	11	196
Liberty Media Corp. - Interactive (c)	13	40
Life Time Fitness Inc. (b) (c)	1	11
Limited Brands Inc.	7	66
Live Nation Inc. (b) (c)	2	10
Lowe’s Cos. Inc.	33	717
Macy’s Inc.	10	98
Marriott International Inc. - Class A	7	136
Matthews International Corp. - Class A	1	26
McClatchy Co. - Class A (b)	1	1
McDonald’s Corp.	25	1,581
McGraw-Hill Cos. Inc.	7	168
Men’s Wearhouse Inc. (b)	1	15
Meredith Corp. (b)	1	14
MGM Mirage Inc. (b) (c)	2	30
NetFlix Inc. (b) (c)	1	33
New York Times Co. - Class A (b)	3	19
News Corp. - Class A	41	376
News Corp. - Class B	10	94
Nordstrom Inc. (b)	4	51
Office Depot Inc. (c)	6	19
OfficeMax Inc. (b)	2	13
Omnicom Group Inc.	7	191
O’Reilly Automotive Inc. (c)	3	93
Orient-Express Hotels Ltd. (b)	1	8
Pacific Sunwear of California Inc. (b) (c)	1	2
Panera Bread Co. - Class A (b) (c)	1	34
Papa John’s International Inc. (b) (c)	1	10
Penn National Gaming Inc.	2	33
PEP Boys-Manny Moe & Jack (b)	1	3
PetSmart Inc.	3	53
PF Chang’s China Bistro Inc. (b) (c)	1	11
Pinnacle Entertainment Inc. (b) (c)	1	11
Polo Ralph Lauren Corp.	1	58
Pre-Paid Legal Services Inc. (c)	-	7
Priceline.com Inc. (b) (c)	1	68
RadioShack Corp.	3	36

Regal Entertainment Group - Class A (b)	2	18
Regis Corp.	1	14
Rent-A-Center Inc. (b) (c)	2	27
Ross Stores Inc.	3	90
Royal Caribbean Cruises Ltd. (b)	3	42
Saks Inc. (b) (c)	3	13
Sally Beauty Holdings Inc. (b) (c)	2	11
Scholastic Corp.	1	10
Scientific Games Corp. - Class A (c)	2	28
Scripps Networks Interactive Inc.	2	44
Sears Holdings Corp. (b) (c)	1	54
Service Corp. International	6	30
Signet Jewelers Ltd.	2	16
Sinclair Broadcast Group Inc. - Class A	1	4
Sonic Corp. (b) (c)	1	17
Sotheby’s Holdings - Class A (b)	2	14
Staples Inc.	16	289
Starbucks Corp. (c)	17	156
Starwood Hotels & Resorts Worldwide Inc.	4	70
Stewart Enterprises Inc. - Class A (b)	2	6
Strayer Education Inc.	-	69
Target Corp.	16	539
Ticketmaster Entertainment Inc. (c)	1	6
Tiffany & Co. (b)	3	68
Time Warner Inc.	82	821
Time Warner Cable Inc. - Class A (c)	4	76
TJX Cos. Inc.	9	195
Tractor Supply Co. (b) (c)	1	27
Tween Brands Inc. (c)	-	2
Urban Outfitters Inc. (c)	3	41
Vail Resorts Inc. (b) (c)	1	19
Valassis Communications Inc. (b) (c)	1	1
Viacom Inc. - Class A (b) (c)	-	6
Viacom Inc. - Class B (c)	13	244
Walt Disney Co.	40	898
Washington Post Co.	-	52
Wendy’s/Arby’s Group Inc.	9	43
Williams-Sonoma Inc. (b)	2	17
WMS Industries Inc. (b) (c)	1	28
Wyndham Worldwide Corp.	4	27
Wynn Resorts Ltd. (b) (c)	1	63
Yum! Brands Inc.	11	334
Zale Corp. (b) (c)	1	2
		15,243
CONSUMER STAPLES - 26.6%
BJ’s Wholesale Club Inc. (b) (c)	1	46
Casey’s General Stores Inc.	1	26
Costco Wholesale Corp.	10	517
CVS Caremark Corp.	33	938
Kroger Co.	14	367

Rite Aid Corp. (b) (c)	10	3
Ruddick Corp.	1	27
Safeway Inc.	10	233
SUPERVALU Inc.	5	70
SYSCO Corp.	14	314
United Natural Foods Inc. (b) (c)	1	16
Walgreen Co.	23	557
Wal-Mart Stores Inc.	56	3,119
Whole Foods Market Inc. (b)	3	30
		6,263
ENERGY - 0.1%
IHS Inc. (c)	1	39

HEALTH CARE - 3.3%
AmerisourceBergen Corp.	4	128
Cardinal Health Inc.	8	280
Chemed Corp.	1	21
McKesson Corp.	6	244
Omnicare Inc. (b)	2	67
VCA Antech Inc. (c)	2	38
		778
INDUSTRIALS - 2.9%
Alaska Air Group Inc. (b) (c)	1	24
AMR Corp. (b) (c)	6	67
Avis Budget Group Inc. (c)	2	1
Continental Airlines Inc. - Class B (b) (c)	2	45
Copart Inc. (c)	1	40
Delta Air Lines Inc. (b) (c)	14	164
Dun & Bradstreet Corp.	1	95
Hertz Global Holdings Inc. (c)	3	16
JetBlue Airways Corp. (c)	4	29
SkyWest Inc.	1	24
Southwest Airlines Co.	17	143
UAL Corp.	3	32
		680
INFORMATION TECHNOLOGY - 2.0%
Avid Technology Inc. (b) (c)	1	8
Dolby Laboratories Inc. - Class A (b) (c)	1	38
eBay Inc. (c)	25	350
Factset Research Systems Inc. (b)	1	44
RealNetworks Inc. (c)	2	6
ValueClick Inc. (c)	2	15
		461

Total Common Stocks (cost $31,243)		23,464

SHORT TERM INVESTMENTS - 6.9%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.07% (a) (f)	53	53
Securities Lending Collateral - 6.7%

Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	1,626	1,574
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	30	-
		1,574

Total Short Term Investments (cost $1,709)		1,627

Total Investments - 106.6% (cost $32,952)		25,091
Other Assets and Liabilities, Net - (6.6%)		-1,559
Total Net Assets - 100%		$ 23,532

JNL/Mellon Capital Management Financial Sector Fund

COMMON STOCKS - 100.4%
FINANCIALS - 97.3%
ACE Ltd.	21	$ 1,099
Affiliated Managers Group Inc. (b) (c)	3	105
AFLAC Inc.	29	1,315
Alexandria Real Estate Equities Inc. (b)	2	119
Alleghany Corp. (b) (c)	-	105
Allied World Assurance Co. Holdings Ltd.	2	97
Allstate Corp.	34	1,107
AMB Property Corp. (b)	6	142
AMBAC Financial Group Inc. (b)	14	18
American Campus Communities Inc.	2	32
American Express Co.	64	1,184
American Financial Group Inc.	5	110
American International Group Inc. (b)	149	234
American National Insurance Co. (b)	1	80
AmeriCredit Corp. (b) (c)	6	47
Ameriprise Financial Inc.	13	315
Annaly Capital Management Inc. (b)	34	536
AON Corp.	15	701
Apartment Investment & Management Co. (b)	7	77
Arch Capital Group Ltd. (c)	3	214
Arthur J Gallagher & Co.	5	141
Aspen Insurance Holdings Ltd.	5	114
Associated Bancorp (b)	7	148
Assurant Inc.	6	176
Assured Guaranty Ltd. (b)	4	50
Astoria Financial Corp.	5	88
AvalonBay Communities Inc. (b)	5	282
Axis Capital Holdings Ltd.	9	257
BancorpSouth Inc. (b)	5	111
Bank of America Corp.	270	3,799
Bank of Hawaii Corp.	3	134
Bank of New York Mellon Corp. (a)	71	2,004

BB&T Corp. (b)	34	944
BioMed Realty Trust Inc.	5	55
BlackRock Inc. (b)	1	172
BOK Financial Corp.	1	48
Boston Properties Inc.	7	412
Brandywine Realty Trust	7	51
BRE Properties Inc. - Class A (b)	3	89
Brookfield Properties Corp.	13	97
Brown & Brown Inc.	7	145
Camden Property Trust	3	100
Capital One Financial Corp. (b)	25	783
CapitalSource Inc. (b)	12	56
Cathay General Bancorp (b)	3	78
CB Richard Ellis Group Inc. - Class A (b) (c)	12	51
CBL & Associates Properties Inc. (b)	3	21
Charles Schwab Corp.	59	950
Chubb Corp.	22	1,146
Cincinnati Financial Corp.	9	263
CIT Group Inc. (b)	19	85
Citigroup Inc.	338	2,268
Citizens Republic Bancorp Inc.	3	8
City National Corp. (b)	2	113
CME Group Inc.	4	870
Colonial BancGroup Inc. (b)	13	27
Colonial Properties Trust	1	12
Comerica Inc.	9	183
Commerce Bancshares Inc.	4	166
Conseco Inc. (c)	9	48
Corporate Office Properties Trust SBI MD (b)	3	87
Cousins Properties Inc. (b)	2	28
Cullen/Frost Bankers Inc.	3	169
DCT Industrial Trust Inc.	12	62
Delphi Financial Group Inc.	2	40
Developers Diversified Realty Corp. (b)	7	35
DiamondRock Hospitality Co. (b)	5	24
Digital Realty Trust Inc. (b)	4	134
Dime Community Bancshares Inc.	1	16
Discover Financial Services	28	266
Douglas Emmett Inc.	7	86
Duke Realty Corp. (b)	9	95
E*Trade Financial Corp. (b) (c)	23	26
East West Bancorp Inc. (b)	4	68
Eaton Vance Corp.	7	147
Endurance Specialty Holdings Ltd. (b)	3	105
Entertainment Properties Trust	2	60
Equity Lifestyle Properties Inc.	1	44
Equity Residential	17	507
Erie Indemnity Co. - Class A	2	78
Essex Property Trust Inc. (b)	1	114
Everest Re Group Ltd.	4	270

Federal Realty Investors Trust (b)	4	233
Federated Investors Inc. - Class B	6	100
FelCor Lodging Trust Inc. (b)	3	5
Fidelity National Financial Inc. - Class A	13	235
Fifth Third Bancorp (b)	34	279
First American Corp.	5	148
First Bancorp Inc. (b)	5	51
First Horizon National Corp. (b)	12	129
First Industrial Realty Trust Inc. (b)	2	17
First Midwest Bancorp Inc. (b)	3	50
First Niagara Financial Group Inc.	7	108
FirstMerit Corp. (b)	5	98
FNB Corp. (b)	5	60
Forest City Enterprises Inc. - Class A (b)	3	21
Forestar Real Estate Group Inc. (b) (c)	1	10
Franklin Resources Inc.	10	634
Franklin Street Properties Corp. (b)	5	67
Frontier Financial Corp. (b)	2	7
Fulton Financial Corp. (b)	11	103
Genworth Financial Inc. - Class A (b)	26	74
Glacier Bancorp Inc. (b)	4	77
GLG Partners Inc.	10	23
Goldman Sachs Group Inc.	25	2,101
Hancock Holding Co. (b)	2	82
Hanover Insurance Group Inc.	3	133
Hartford Financial Services Group Inc.	18	302
HCC Insurance Holdings Inc.	7	182
HCP Inc.	16	437
Health Care REIT Inc. (b)	6	262
Healthcare Realty Trust Inc.	4	86
Highwoods Properties Inc. (b)	4	104
Home Properties Inc. (b)	2	83
Horace Mann Educators Corp.	2	22
Hospitality Properties Trust (b)	6	94
Host Hotels & Resorts Inc.	33	251
HRPT Properties Trust (b)	11	36
Hudson City Bancorp Inc.	30	484
Huntington Bancshares Inc. (b)	24	182
IntercontinentalExchange Inc. (c)	4	366
International Bancshares Corp. (b)	4	80
Invesco Ltd.	25	355
Investment Technology Group Inc. (c)	2	51
IPC Holdings Ltd.	3	89
iStar Financial Inc. (b)	6	12
Janus Capital Group Inc. (b)	10	81
Jefferies Group Inc. (b)	6	90
Jones Lang LaSalle Inc. (b)	2	58
JPMorgan Chase & Co.	119	3,738
KeyCorp	32	269
Kilroy Realty Corp.	2	58

Kimco Realty Corp.	14	256
Knight Capital Group Inc. (c)	6	98
LaSalle Hotel Properties (b)	2	20
Lazard Ltd. - Class A	4	134
Legg Mason Inc. (b)	9	196
Lexington Realty Trust	2	10
Liberty Property Trust (b)	6	130
Lincoln National Corp.	16	296
Loews Corp.	22	627
M&T Bank Corp. (b)	5	287
Macerich Co. (b)	4	80
Mack-Cali Realty Corp.	4	102
Maguire Properties Inc. (b)	1	1
Markel Corp. (c)	1	192
Marsh & McLennan Cos. Inc.	32	776
Marshall & Ilsley Corp. (b)	15	202
Max Capital Group Ltd.	2	43
MB Financial Inc.	2	56
MBIA Inc. (b)	14	58
Mercury General Corp. (b)	2	83
Merrill Lynch & Co. Inc.	80	931
MetLife Inc.	31	1,097
MF Global Ltd. (b) (c)	4	8
MFA Mortgage Investments Inc.	9	50
MGIC Investment Corp.	5	18
Mid-America Apartment Communities Inc.	2	66
Montpelier Re Holdings Ltd.	6	94
Moody’s Corp. (b)	13	265
Morgan Stanley	60	968
MSCI Inc. (c)	4	68
NASDAQ OMX Group Inc. (b) (c)	10	237
National City Corp.	40	72
National Financial Partners Corp. (b)	2	5
National Penn Bancshares Inc. (b)	5	79
National Retail Properties Inc. (b)	5	80
Nationwide Financial Services Inc.	3	143
Nationwide Health Properties Inc.	6	167
New York Community Bancorp Inc.	22	260
NewAlliance Bancshares Inc. (b)	6	85
Newcastle Investment Corp. (b)	1	1
Northern Trust Corp.	14	717
NYSE Euronext	14	388
Old National Bancorp (b)	5	83
Old Republic International Corp. (b)	14	172
Omega Healthcare Investors Inc.	5	78
optionsXpress Holdings Inc.	3	44
Pacific Capital Bancorp (b)	3	53
PacWest Bancorp (b)	2	41
Park National Corp. (b)	1	56
PartnerRe Ltd. (b)	3	236

Pennsylvania Real Estate Investment Trust (b)	1	10
People’s United Financial Inc.	10	184
Phoenix Cos. Inc. (b)	5	16
Piper Jaffray Cos. (b) (c)	1	38
Platinum Underwriters Holdings Ltd.	3	113
Plum Creek Timber Co. Inc. (b)	11	378
PNC Financial Services Group Inc.	22	1,057
Popular Inc. (b)	16	82
Post Properties Inc.	2	36
Potlatch Corp.	3	66
Principal Financial Group Inc.	15	344
PrivateBancorp Inc.	2	70
ProAssurance Corp. (b) (c)	2	100
Progressive Corp.	40	590
ProLogis (b)	17	239
Prosperity Bancshares Inc. (b)	3	87
Protective Life Corp. (b)	3	49
Provident Bankshares Corp. (b)	1	7
Provident Financial Services Inc. (b)	4	61
Prudential Financial Inc.	27	804
Public Storage Inc. (b)	8	641
RAIT Financial Trust (b)	2	4
Raymond James Financial Inc. (b)	6	101
Rayonier Inc.	5	160
Realty Income Corp. (b)	6	136
Redwood Trust Inc. (b)	2	28
Regency Centers Corp.	4	208
Regions Financial Corp. (b)	44	350
Reinsurance Group of America Inc. (c)	5	198
RenaissanceRe Holdings Ltd.	4	193
RLI Corp. (b)	1	78
SEI Investments Co.	9	134
Selective Insurance Group	4	81
Senior Housing Properties Trust	6	115
Simon Property Group Inc.	14	742
SL Green Realty Corp. (b)	4	93
SLM Corp. (c)	28	247
South Financial Group Inc. (b)	2	10
Sovereign Bancorp Inc. (b) (c)	36	108
St. Joe Co. (b) (c)	6	145
StanCorp Financial Group Inc. (b)	3	126
State Street Corp.	27	1,059
Sterling Bancshares Inc.	3	20
Sterling Financial Corp. / WA (b)	2	21
Strategic Hotels & Resorts Inc. (b)	4	6
Sunstone Hotel Investors Inc. (b)	2	11
SunTrust Banks Inc.	22	654
Susquehanna Bancshares Inc. (b)	5	86
SVB Financial Group (b) (c)	2	53
SWS Group Inc.	1	27

Synovus Financial Corp. (b)	16	131
T. Rowe Price Group Inc. (b)	16	578
Tanger Factory Outlet Centers Inc.	2	81
Taubman Centers Inc. (b)	3	84
TCF Financial Corp. (b)	7	100
TD Ameritrade Holding Corp. (c)	15	207
TFS Financial Corp. (b)	7	85
Torchmark Corp.	5	238
Transatlantic Holdings Inc.	2	74
Travelers Cos. Inc.	37	1,661
TrustCo Bank Corp. (b)	4	40
Trustmark Corp. (b)	3	58
U.S. Bancorp (b)	107	2,680
UCBH Holdings Inc. (b)	8	57
UDR Inc. (b)	8	117
UMB Financial Corp. (b)	2	84
Umpqua Holdings Corp. (b)	4	58
United Bankshares Inc. (b)	3	85
United Community Banks Inc. (b)	3	39
Unitrin Inc. (b)	3	49
Unum Group (b)	22	407
Valley National Bancorp (b)	8	167
Ventas Inc.	9	294
Vornado Realty Trust	9	545
Wachovia Corp.	135	748
Waddell & Reed Financial Inc. - Class A	5	85
Washington Federal Inc. (b)	5	77
Washington Real Estate Investment Trust (b)	3	90
Webster Financial Corp. (b)	3	38
Weingarten Realty Investors (b)	4	92
Wells Fargo & Co.	128	3,765
WestAmerica Bancorp (b)	2	82
White Mountains Insurance Group Ltd.	1	136
Whitney Holding Corp. (b)	4	68
Willis Group Holdings Ltd.	11	272
Wilmington Trust Corp. (b)	4	87
Wintrust Financial Corp. (b)	1	28
WR Berkley Corp.	9	283
XL Capital Ltd. - Class A (b)	19	70
Zenith National Insurance Corp. (b)	2	76
Zions Bancorp (b)	7	159
		73,710
INDUSTRIALS - 0.2%
Equifax Inc.	8	221

INFORMATION TECHNOLOGY - 2.9%
MasterCard Inc. (b)	5	722
Visa Inc. - Class A	28	1,457
		2,179
MATERIALS - 0.0%

Clearwater Paper Corp. (b) (c)	1	7

Total Common Stocks (cost $123,446)		76,117

SHORT TERM INVESTMENTS - 16.8%
Mutual Funds - 1.0%
JNL Money Market Fund, 1.07% (a) (f)	699	699

Securities Lending Collateral - 15.8%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	12,397	12,007
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	261	-
		12,007

Total Short Term Investments (cost $13,357)		12,706

Total Investments - 117.2% (cost $136,803)		88,823
Other Assets and Liabilities, Net - (17.2%)		-13,032
Total Net Assets - 100%		$ 75,791

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 99.9%
HEALTH CARE - 99.9%
Abbott Laboratories	152	$ 8,100
Abraxis Bioscience Inc. (c)	1	42
Advanced Medical Optics Inc. (b) (c)	6	40
Aetna Inc.	46	1,320
Affymetrix Inc. (c)	8	23
Alcon Inc.	8	669
Alexion Pharmaceuticals Inc. (c)	8	278
Alkermes Inc. (c)	9	95
Allergan Inc.	30	1,218
Amedisys Inc. (b) (c)	3	111
American Medical Systems Holdings Inc. (b) (c)	7	63
AMERIGROUP Corp. (c)	5	161
Amgen Inc. (c)	104	6,028
Amylin Pharmaceuticals Inc. (b) (c)	13	139
ArthroCare Corp. (b) (c)	2	12
Auxilium Pharmaceuticals Inc. (c)	4	111
Baxter International Inc.	61	3,267
Beckman Coulter Inc.	6	270
Becton Dickinson & Co.	23	1,547
Biogen Idec Inc. (c)	29	1,372
BioMarin Pharmaceutical Inc. (b) (c)	10	172
Bio-Rad Laboratories Inc. - Class A (c)	2	137
Boston Scientific Corp. (c)	146	1,127
Bristol-Myers Squibb Co.	194	4,515
Brookdale Senior Living Inc. (b)	4	24
Celera Corp. (c)	8	86
Celgene Corp. (c)	45	2,472
Centene Corp. (c)	4	85

Cephalon Inc. (b) (c)	7	508
Cepheid Inc. (c)	6	59
Charles River Laboratories International Inc. (c)	7	174
Cigna Corp.	27	448
Community Health Systems Inc. (b) (c)	9	134
Cooper Cos. Inc. (b)	4	73
Covance Inc. (c)	6	286
Coventry Health Care Inc. (c)	15	221
Covidien Ltd.	49	1,770
CR Bard Inc.	10	829
Cubist Pharmaceuticals Inc. (b) (c)	6	137
CV Therapeutics Inc. (b) (c)	5	44
Datascope Corp.	1	59
DaVita Inc. (c)	10	500
DENTSPLY International Inc.	14	392
Edwards Lifesciences Corp. (c)	6	305
Eli Lilly & Co.	95	3,844
Endo Pharmaceuticals Holdings Inc. (b) (c)	12	306
Enzo Biochem Inc. (c)	4	17
Enzon Pharmaceuticals Inc. (b) (c)	3	19
Express Scripts Inc. (c)	21	1,134
Facet Biotech Corp. (c)	2	21
Forest Laboratories Inc. (c)	30	770
Fresenius Kabi Pharmaceuticals Holding Inc. (c)	2	1
Genentech Inc. (c)	46	3,794
Gen-Probe Inc. (c)	5	224
Genzyme Corp. (c)	26	1,742
Gilead Sciences Inc. (c)	90	4,595
Haemonetics Corp. (c)	2	141
Health Management Associates Inc. (b) (c)	26	46
Health Net Inc. (c)	11	114
HealthSouth Corp. (b) (c)	9	94
Healthways Inc. (c)	3	40
Henry Schein Inc. (c)	9	329
Hill-Rom Holdings Inc. (b)	6	102
Hologic Inc.	25	327
Hospira Inc. (c)	15	416
Human Genome Sciences Inc. (c)	13	28
Humana Inc. (c)	17	630
Idexx Laboratories Inc. (b) (c)	6	211
Illumina Inc.	12	319
Immucor Inc. (c)	7	187
Incyte Corp. (c)	10	37
InterMune Inc. (c)	3	35
Intuitive Surgical Inc. (c)	4	494
Invacare Corp. (b)	3	50
Inverness Medical Innovations Inc. (c)	7	136
Isis Pharmaceuticals Inc. (b) (c)	9	127
Johnson & Johnson	276	16,489
Kinetic Concepts Inc. (b) (c)	5	94

King Pharmaceuticals Inc. (b) (c)	25	261
Laboratory Corp. of America Holdings (c)	11	688
Life Technologies Corp.	17	397
LifePoint Hospitals Inc. (b) (c)	5	124
Lincare Holdings Inc. (c)	7	196
Magellan Health Services Inc. (c)	4	144
Masimo Corp. (c)	5	140
Medarex Inc. (c)	12	67
Medco Health Solutions Inc. (c)	50	2,075
Medicines Co. (c)	5	74
Medics Pharmaceutical Corp. (b)	6	77
Medtronic Inc.	111	3,483
Mentor Corp.	3	103
Merck & Co. Inc.	209	6,341
Millipore Corp. (b) (c)	5	277
Mylan Inc. (b) (c)	30	295
Myriad Genetics Inc. (c)	5	308
Nektar Therapeutics (c)	10	55
NuVasive Inc. (b) (c)	3	118
Odyssey HealthCare Inc. (b) (c)	3	25
Onyx Pharmaceuticals Inc. (b) (c)	6	189
OSI Pharmaceuticals Inc. (c)	6	220
Owens & Minor Inc.	4	154
Par Pharmaceutical Cos. Inc. (c)	3	40
Parexel International Corp. (b) (c)	5	52
Patterson Cos. Inc. (b) (c)	11	209
PDL BioPharma Inc.	11	67
Pediatrix Medical Group Inc. (c)	5	148
Perrigo Co.	8	270
Pfizer Inc.	665	11,775
Pharmaceutical Product Development Inc. (b)	10	290
PharMerica Corp. (b) (c)	3	44
PSS World Medical Inc. (c)	6	114
Psychiatric Solutions Inc. (b) (c)	5	145
Quest Diagnostics Inc.	15	774
Regeneron Pharmaceuticals Inc. (c)	6	111
Resmed Inc. (c)	8	283
Savient Pharmaceuticals Inc. (b) (c)	5	29
Schering-Plough Corp.	159	2,712
Sepracor Inc. (c)	11	119
St. Jude Medical Inc. (c)	34	1,123
STERIS Corp.	6	136
Stryker Corp. (b)	31	1,219
Techne Corp.	4	246
Tenet Healthcare Corp. (c)	47	54
Theravance Inc. (c)	5	64
Thermo Fisher Scientific Inc. (b) (c)	41	1,404
Thoratec Corp. (c)	5	178
United Therapeutics Corp. (c)	2	140
UnitedHealth Group Inc.	121	3,213

Universal Health Services Inc.	5	173
Valeant Pharmaceutical International (b) (c)	8	176
Varian Inc. (c)	3	97
Varian Medical Systems Inc. (b) (c)	12	426
Vertex Pharmaceuticals Inc. (c)	15	451
Warner Chilcott Ltd. (c)	8	118
Waters Corp. (c)	10	356
Watson Pharmaceuticals Inc. (c)	10	268
WellCare Health Plans Inc. (c)	4	52
WellPoint Inc. (c)	50	2,118
West Pharmaceutical Services Inc.	3	118
Wyeth	132	4,938
Zimmer Holdings Inc. (c)	22	895

Total Common Stocks (cost $160,903)		127,292

SHORT TERM INVESTMENTS - 2.5%
Mutual Funds - 0.4%
JNL Money Market Fund, 1.07% (a) (f)	491	491

Securities Lending Collateral - 2.1%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	2,797	2,709
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	78	-
		2,709

Total Short Term Investments (cost $3,366)		3,200

Total Investments - 102.4% (cost $164,269)		130,492
Other Assets and Liabilities, Net - (2.4%)		-3,025
Total Net Assets - 100%		$ 127,467

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 100.0%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	3	$ 109

INDUSTRIALS - 0.5%
Dycom Industries Inc. (c)	2	14
Pitney Bowes Inc.	9	233
		247
INFORMATION TECHNOLOGY - 97.7%
3Com Corp. (c)	18	40
ACI Worldwide Inc. (c)	2	27
Actel Corp. (b) (c)	1	16
Adaptec Inc. (c)	7	22
ADC Telecommunications Inc. (b) (c)	6	33
Adobe Systems Inc. (c)	27	578
ADTRAN Inc.	3	47
Advanced Micro Devices Inc. (b) (c)	25	53
Advent Software Inc. (b) (c)	1	17

Akamai Technologies Inc. (c)	7	112
Altera Corp.	13	220
Amdocs Ltd. (c)	8	150
Amkor Technology Inc. (c)	6	12
Analog Devices Inc.	12	235
Ansys Inc. (c)	4	110
Apple Inc. (c)	36	3,089
Applied Materials Inc.	68	688
Applied Micro Circuits Corp. (c)	3	13
Ariba Inc. (c)	4	29
Arris Group Inc. (b) (c)	6	50
Atheros Communications Inc. (c)	3	41
Atmel Corp. (c)	19	59
Autodesk Inc. (c)	10	193
Avocent Corp. (c)	2	42
BMC Software Inc. (c)	8	220
Brightpoint Inc. (b) (c)	3	11
Broadcom Corp. - Class A (c)	19	319
Brocade Communications Systems Inc. (c)	16	45
Brooks Automation Inc. (c)	3	18
CA Inc.	18	326
Cabot Microelectronics Corp. (c)	1	28
CACI International Inc. - Class A (c)	1	59
Cadence Design Systems Inc. (c)	12	45
Check Point Software Technologies Ltd. (c)	8	148
Ciena Corp. (b) (c)	4	28
Cirrus Logic Inc. (c)	4	11
Cisco Systems Inc. (c)	244	3,979
Citrix Systems Inc. (c)	8	186
Cognizant Technology Solutions Corp. (c)	12	221
Cohu Inc.	1	14
Computer Sciences Corp. (c)	7	238
Compuware Corp. (c)	12	78
Comtech Telecommunications Corp. (c)	1	59
Concur Technologies Inc. (c)	2	59
Corning Inc.	74	708
Cree Inc. (b) (c)	3	54
CSG Systems International Inc. (c)	2	32
Cymer Inc. (b) (c)	2	38
Cypress Semiconductor Corp. (c)	7	30
Dell Inc. (c)	87	895
Diebold Inc.	3	80
Digital River Inc. (c)	2	45
DSP Group Inc. (c)	2	14
DST Systems Inc. (b) (c)	2	74
Earthlink Inc. (c)	5	36
EchoStar Corp. - Class A (c)	2	33
Electronics for Imaging Inc. (c)	3	25
EMC Corp. (c)	104	1,090
Emulex Corp. (c)	4	31

Entegris Inc. (c)	6	14
Equinix Inc. (b) (c)	1	76
Exar Corp. (b) (c)	2	15
Extreme Networks (c)	6	15
F5 Networks Inc. (c)	3	79
Fair Isaac Corp.	3	45
Fairchild Semiconductor International Inc. (c)	6	30
Finisar Corp. (b) (c)	14	5
FormFactor Inc. (b) (c)	2	29
Forrester Research Inc. (b) (c)	1	24
Gartner Inc. - Class A (b) (c)	3	56
Google Inc. - Class A (c)	8	2,610
Harmonic Inc. (c)	4	25
Harris Corp.	6	218
Hewlett-Packard Co.	99	3,598
Hutchinson Technology Inc. (b) (c)	1	5
IAC/InterActiveCorp.	3	44
Imation Corp.	2	21
Informatica Corp. (c)	4	59
InfoSpace Inc. (b)	2	13
Ingram Micro Inc. - Class A (c)	6	84
Insight Enterprises Inc. (c)	2	15
Integrated Device Technology Inc. (c)	8	45
Intel Corp.	233	3,421
InterDigital Inc. (b) (c)	2	58
Intermec Inc. (c)	3	34
International Business Machines Corp.	55	4,644
International Rectifier Corp. (b) (c)	3	40
Intersil Corp. (b)	5	48
Interwoven Inc. (c)	2	29
Intuit Inc. (c)	13	299
j2 Global Communications Inc. (c)	2	43
JDA Software Group Inc. (c)	1	19
JDS Uniphase Corp. (c)	9	34
Juniper Networks Inc. (c)	23	407
KLA-Tencor Corp.	7	161
Kulicke & Soffa Industries Inc. (b) (c)	3	6
Lam Research Corp. (b) (c)	6	119
Lattice Semiconductor Corp. (b) (c)	7	11
Lexmark International Inc. (b) (c)	4	105
Linear Technology Corp. (b)	9	201
LSI Corp. (b) (c)	28	93
Macrovision Solutions Corp. (c)	4	45
Marvell Technology Group Ltd. (c)	22	144
Maxim Integrated Products Inc.	13	146
McAfee Inc. (c)	6	223
MEMC Electronic Materials Inc. (c)	10	144
Mentor Graphics Corp. (b) (c)	5	26
Micrel Inc. (b)	3	21
Microchip Technology Inc. (b)	8	153

Micron Technology Inc. (b) (c)	33	88
Micros Systems Inc. (c)	3	56
Microsemi Corp. (c)	3	38
Microsoft Corp.	330	6,423
Motorola Inc.	96	424
National Semiconductor Corp.	10	105
NCR Corp. (c)	7	104
NetApp Inc. (c)	15	204
Novell Inc. (c)	17	65
Novellus Systems Inc. (b) (c)	4	52
Nuance Communications Inc. (b) (c)	8	78
Nvidia Corp. (c)	24	191
Omniture Inc. (c)	4	40
Omnivision Technologies Inc. (c)	2	13
ON Semiconductor Corp. (b) (c)	17	59
Oracle Corp. (c)	153	2,720
Palm Inc. (b) (c)	5	15
Parametric Technology Corp. (c)	5	62
Perot Systems Corp. (c)	4	52
Plantronics Inc.	2	30
PMC - Sierra Inc. (c)	11	52
Polycom Inc. (b) (c)	4	50
Progress Software Corp. (b) (c)	2	33
QLogic Corp. (c)	6	78
QUALCOMM Inc.	74	2,669
Quest Software Inc. (c)	3	36
Rambus Inc. (b) (c)	5	82
Red Hat Inc. (c)	8	112
RF Micro Devices Inc. (b) (c)	13	10
S1 Corp. (b) (c)	3	22
SAIC Inc. (c)	8	160
Salesforce.com Inc. (b) (c)	5	147
SanDisk Corp. (b) (c)	10	98
SAVVIS Inc. (b) (c)	2	15
Seagate Technology Inc.	21	91
Semtech Corp. (c)	3	33
Silicon Image Inc. (c)	4	19
Silicon Laboratories Inc. (c)	2	57
Skyworks Solutions Inc. (c)	7	37
Solera Holdings Inc. (c)	2	60
SonicWALL Inc. (b) (c)	3	13
Sonus Networks Inc. (b) (c)	15	24
SRA International Inc. - Class A (c)	2	31
Sun Microsystems Inc. (c)	34	129
Sybase Inc. (c)	3	85
Sycamore Networks Inc. (c)	9	24
Symantec Corp. (c)	38	508
Synopsys Inc. (c)	6	116
Tech Data Corp. (c)	3	45
Tekelec (b) (c)	3	37
Tellabs Inc. (c)	16	66
Teradata Corp. (c)	8	119
Teradyne Inc. (c)	8	35
Tessera Technologies Inc. (c)	3	32
Texas Instruments Inc.	64	999
TIBCO Software Inc. (c)	8	42
TriQuint Semiconductor Inc. (c)	6	22
Unisys Corp. (b) (c)	18	15
United Online Inc. (b)	4	25
Varian Semiconductor Equipment Associates Inc. (c)	3	55
VeriFone Holdings Inc. (b) (c)	3	13
VeriSign Inc. (c)	8	158
VMware Inc. - Class A (b) (c)	2	47
Websense Inc. (c)	2	31
Western Digital Corp. (c)	10	115
Wind River Systems Inc. (c)	4	36
Xerox Corp.	38	307
Xilinx Inc. (b)	12	210
Yahoo! Inc. (c)	65	791
Zoran Corp. (b) (c)	2	16
		51,778
TELECOMMUNICATION SERVICES - 1.6%
American Tower Corp. (c)	20	593
Crown Castle International Corp. (c)	10	182
SBA Communications Corp. (c)	4	70
		845

Total Common Stocks (cost $87,511)		52,979

SHORT TERM INVESTMENTS - 4.1%
Mutual Funds - 0.2%
JNL Money Market Fund, 1.07% (a) (f)	116	116

Securities Lending Collateral - 3.9%
Mellon GSL DBT II Collateral Fund, 1.67% (a) (f)	2,126	2,059
Mellon GSL Reinvestment Trust II (a) (d) (e) (g)	54	-
		2,059

Total Short Term Investments (cost $2,296)		2,175

Total Investments - 104.1% (cost $89,807)		55,154
Other Assets and Liabilities, Net - (4.1%)		-2,166
Total Net Assets - 100%		$ 52,988

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (dollar amounts in thousands)
December 31, 2008

(a) Investment in affiliate.

(b) All or portion of the security has been loaned.

(c) Non-income producing security.

(d) Issuer is in Chapter 11 bankruptcy and/or is in default relating to principal and/or interest.

(e) Security fair valued in accordance with the procedures established by the Trust's Board of Trustees. Fair valued securities may be classified as Level 2 or Level 3 for Statement on Financial Accounting Standards (“SFAS”) No. 157 disclosures based on the applicable valuation inputs. See SFAS No. 157 note below and Note 2 in the Notes to the Financial Statements.

(f)	Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of December 31, 2008.

(g) Illiquid security. At December 31, 2008, the only illiquid security held was Mellon GSL Reinvestment Trust II. The value of this security was $0 at December 31, 2008.

Abbreviations:
ADR - American Depository Receipt
NYS - New York Registered Shares
SPDR- Standard & Poor's Depository Receipt

Investments in Affiliates - See Note 3 in the Notes to the Financial Statements for further discussion of investments in affiliates. The JNL/Mellon Capital Management Financial Sector Fund invested in Bank of New York Mellon Corp., the parent company of its subadviser. The following table includes transactions of affiliates for the period ended December 31, 2008:

	Value					Value
	Beginning			Dividend		End
	of Period		Sales	Income	Realized	of Period
Affiliate	12/31/2007	Purchases	Proceeds	Received	Gain (Loss)	12/31/2008
Bank of New York Mellon Corp.	$1,209	$2,246	$539	$41	$(52)	$2,004

Schedule of SFAS No. 157 Fair Value Measurements - This standard establishes a definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Please see Note 2 in the Notes to the Financial Statements.

The following table summarizes the Funds' assets as of December 31, 2008 by level:

	Investments in Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management JNL 5 Fund	$ 2,687,251	$ 792,278	$ -	$ 3,479,529
JNL/Mellon Capital Management VIP Fund	209,903	59,203	-	269,106
JNL/Mellon Capital Management JNL Optimized 5 Fund	219,007	113,607	-	332,614
JNL/Mellon Capital Management Consumer Brands Sector Fund	23,517	1,574	-	25,091
JNL/Mellon Capital Management Financial Sector Fund	76,816	12,007	-	88,823
JNL/Mellon Capital Management Healthcare Sector Fund	127,783	2,709	-	130,492
JNL/Mellon Capital Management Technology Sector Fund	53,095	2,059	-	55,154

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Fund LLC
Notes to the Schedules of Investments (Continued)
December 31, 2008

Summary of Investments by Sector (percentage of total investments):

	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management JNL 5 Fund	14.8	9.6	3.3	11.1	10.5	13.6	4.5
JNL/Mellon Capital Management VIP Fund	11.0	5.4	4.9	15.4	15.3	11.0	15.7
JNL/Mellon Capital Management JNL Optimized 5 Fund	17.5	5.4	3.9	11.0	18.8	6.7	17.1
JNL/Mellon Capital Management Consumer Brands Sector Fund	60.7	25.0	0.2	-	3.1	2.7	1.8
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	83.0	-	0.2	2.5
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	97.5	-	-
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.2	0.4	94.0

Summary of Investments by Sector (percentage of total investments) (continued):

			Telecommunication		Investment	Short-Term
	Materials	Energy	Services	Utilities	Funds	Securities	Total
JNL/Mellon Capital Management JNL 5 Fund	10.0	-	7.0	3.1	0.6	11.9	100.0
JNL/Mellon Capital Management VIP Fund	2.9	-	1.9	7.8	-	8.7	100.0
JNL/Mellon Capital Management JNL Optimized 5 Fund	5.3	-	5.4	3.7	-	5.2	100.0
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	-	-	6.5	100.0
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	-	-	14.3	100.0
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	-	2.5	100.0
JNL/Mellon Capital Management Technology Sector Fund	-	-	1.5	-	-	3.9	100.0

Summary of Investments by Country (as a percentage of total long-term investments):*

	JNL/Mellon Capital	JNL/Mellon Capital	JNL/Mellon Capital
	Management	Management	Management
	JNL 5 Fund	VIP Fund	JNL Optimized 5 Fund
Belgium	- %	0.7%	1.0%
Bermuda	-	-	-
Canada	1.6	0.6	2.0
Cayman Islands	-	-	-
Finland	-	1.7	2.4
France	-	2.1	3.0
Germany	-	3.0	4.2
Hong Kong	6.9	-	5.3
Ireland	-	0.1	0.1
Israel	-	3.0	4.4
Italy	-	1.8	2.5
Japan	-	-	-
Luxembourg	-	0.1	0.1
Netherlands	-	0.1	0.2
Norway	-	0.8	1.2
Portugal	-	0.7	1.0
Puerto Rico	0.2	0.2	-
South Korea	-	-	-
Spain	-	1.8	2.5
Sweden	-	2.9	4.2
Switzerland	-	0.2	0.3
United Kingdom	5.6	-	4.5
United States	85.7	80.2	61.1

Total
Investments	100.0%	100.0%	100.0%

*The Funds presented in the table are those which have greater than 10% of their portfolios invested in non-U.S. securities at December 31, 2008.

The accompanying notes are an integral part of these Financial Statements.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) The Code of Ethics is attached hereto.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 10, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 10, 2009

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 10, 2009

EXHIBIT LIST

Exhibit 12(a)(1)	Registrant’s Code of Ethics.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.